As filed with the Securities and Exchange Commission on December 7, 2005

Registration No. 333-128298

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. 2
[ ] Post Effective Amendment No. ____

(Check appropriate Box or Boxes)

Ivy Funds*
(Exact Name of Registrant as Specified in Charter)

6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
(Address of Principal Executive Offices)

(913) 236-2000
(Area Code and Telephone Number)

Kristen A. Richards P. O. Box 29217 Shawnee Mission, Kansas 66201-9217
(Name and address of Agent for Service)

Copies to:

Alan P. Goldberg
Bell, Boyd & Lloyd LLC
70 West Madison Street, Suite 3100
Chicago, IL 60602

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock, no par value

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

*On behalf of the Ivy International Fund.

IVY INTERNATIONAL GROWTH FUND
6300 Lamar Avenue
Overland Park, Kansas 66201

Dear Shareholder:

                  As a shareholder of the Ivy International Growth Fund, you are invited to vote on a proposal to merge your Fund into the Ivy International Fund. Your Fund will hold a special meeting of shareholders on February 1, 2006, at 3:00 p.m., Central Time to consider the proposed acquisition. The specific details and reasons for the Ivy International Growth Fund's acquisition are contained in the enclosed combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, Ivy Fund, Inc.'s Board of Directors unanimously approved the proposal and recommends that shareholders vote "FOR" the proposal.

                  This special meeting will be held at the offices of Ivy Investment Management Company, located at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your vote is important, regardless of the number of shares you own. Please complete, sign and date the enclosed proxy card and return it in the enclosed postage-paid return envelope. This will ensure that your vote is counted, even if you cannot attend the special meeting in person.

                  If you prefer, you may also vote by telephone by calling the toll free number located on the front of your proxy card, and following the recorded instructions. You may also vote via the internet by logging on to the web site address located on the front of your proxy card and following the instructions that will appear. It is important that you vote promptly.

Sincerely,

Henry J. Herrmann, President
Ivy Funds, Inc.

December 9, 2005

Henry Herrmann is President and Chief Executive Officer of Ivy Investment Management Company. Mr. Herrmann also serves as Chief Executive Officer of Waddell & Reed Financial, Inc., a national mutual fund management and distribution company headquartered in Overland Park, Kansas.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD FEBRUARY 1, 2006
IVY INTERNATIONAL GROWTH FUND

                  NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Ivy International Growth Fund will be held at 3:00 p.m. Central Time on February 1, 2006, at the offices of Ivy Investment Management Company, 6300 Lamar Avenue, Overland Park, Kansas, 66202 for these purposes:

         1.         To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of Ivy International Growth Fund to, and the assumption of all of the liabilities of the Ivy International Growth Fund by, the Ivy International Fund in exchange for shares of the Ivy International Fund and the distribution of such shares to the shareholders of the Ivy International Growth Fund in complete liquidation of the Ivy International Growth Fund.

2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.
Shareholders of record at the close of business on November 17, 2005, are entitled to notice of and to vote at the meeting and any adjourned session.
By order of the Board of Directors,

Kristen A. Richards, Secretary

December 9, 2005

Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy card for instructions. Please help your Fund avoid the expense of a follow-up mailing by voting today!

Combined Prospectus And Proxy Statement December 9, 2005
Acquisition of the Assets and Liabilities of the Ivy International Growth Fund c/o Ivy Funds, Inc. 6300 Lamar Avenue, P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
800-777-6472
By and in Exchange for Shares of the Ivy International Fund c/o Ivy Funds 6300 Lamar Avenue, P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
800-777-6472

QUESTIONS AND ANSWERS
PROPOSAL -- Acquisition of the Ivy International Growth Fund
by the Ivy International Fund
The Proposal Principal Investment Risks Information About the Acquisition
GENERAL
Voting Information
Appendix A -- Agreement and Plan of Reorganization	A-1
Appendix B -- Information About the Rights of Shareholders	B-1
Appendix C -- Financial Highlights of Ivy International Fund	C-1
Appendix D -- Management's Discussion of Fund Performance for
Ivy International Fund	D-1

                  This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Ivy International Growth Fund (the "Acquired Fund") by the Ivy International Fund (the "Acquiring Fund" and, together with the Acquired Fund, the "Funds") (the "Acquisition") at a Special Meeting of Shareholders of the Acquired Fund (the "Meeting"), which will be held at 3:00 p.m. Central Time on February 1, 2006, at the offices of Ivy Investment Management Company, 6300 Lamar Avenue, Overland Park, Kansas. Each Fund is a series of a registered, open-end management investment company (mutual fund). The Acquired Fund's investment objective is to provide long-term appreciation of capital, with a secondary objective of current income. The Acquiring Fund's investment objective is long-term growth, with a secondary objective of current income. You should read this Prospectus/Proxy, which contains important information you should know, and keep it for future reference.

                  The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Acquired Fund by the Acquiring Fund. If the Acquisition of the Acquired Fund occurs, you will become a shareholder of the Acquiring Fund. If the Agreement and Plan of Reorganization is approved by the shareholders of the Acquired Fund and the Acquisition occurs, the Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Acquiring Fund in exchange for shares of a similar class of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the assets and liabilities transferred. After that exchange, shares of each class of the Acquiring Fund received by the Acquired Fund will be distributed pro rata to the Acquired Fund's shareholders of the corresponding class.

Shareholders of the Acquired Fund are being asked to vote on the Proposal in this Prospectus/Proxy. Please review this Proposal carefully.

                  Please review the enclosed prospectus, and keep it for future reference. It is the prospectus of the Acquiring Fund as well as the Acquired Fund, and contains important information you should know This document is incorporated into this Prospectus/Proxy by reference. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy by reference:

--	The Statement of Additional Information for the Acquired Fund dated July 30, 2005.
--

Management's Discussion of Fund Performance, the Report of the Independent Registered Public Accounting Firm and the financial statements included in the Annual Report to shareholders of the Acquired Fund dated March 31, 2005.

--	The Statement of Additional Information for the Acquiring Fund dated December 9, 2005 relating to this Prospectus/Proxy.

                  The Acquired Fund has previously sent its Annual Report to its shareholders. For a free copy of this Report or any of the documents listed above, you may call 1-800-777-6472, or you may write to the Acquired Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing www.ivyfunds.com. Text-only versions of all the Acquired Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.W., Washington, DC 20549. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

                  The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy is truthful or complete. Any representation to the contrary is a criminal offense.

QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the Acquisition and of the information contained in this Prospectus/Proxy. Please review the full Prospectus/Proxy prior to casting your vote.

1. WHAT IS BEING PROPOSED?

The Board of Directors of the Ivy Funds, Inc. (the "Company") is recommending approval of a transaction in which the Acquiring Fund would acquire the Acquired Fund. This means that the Acquiring Fund would acquire all of the assets and liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund. The Acquiring Fund is a portfolio of Ivy Funds (the "Trust") and has similar investment goals and strategies and generally similar investment policies as the Acquired Fund, except as set forth in the answer to Question 4 below. Please see the answer to Question 4 below for more information comparing the investment goals, strategies and policies of the Funds.

If the Acquisition relating to the Acquired Fund is approved and the Acquisition is consummated, your shares of the Acquired Fund will be cancelled and you will receive shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around February 6, 2006.

2. WHY IS THE ACQUISITION BEING PROPOSED?

On December 16, 2002, Waddell & Reed Financial, Inc. completed its acquisition of the entire operation of Mackenzie Investment Management Inc. Ivy Investment Management Company ("Adviser") (formerly known as "Waddell & Reed Ivy Investment Company"), the investment adviser to Ivy Funds, and Ivy Funds Distributor, Inc. (formerly known as "Ivy Mackenzie Distributors, Inc."), became indirect subsidiaries of Waddell & Reed Financial, Inc. at that time. On June 30, 2003, the Investment Management Agreement between Ivy Funds, Inc. and Waddell & Reed Investment Management Company was assigned to the Adviser. Around the same time period, the Adviser proposed various fund mergers as part of an ongoing process of considering and comparing product offerings of the Ivy Funds and Ivy Funds, Inc. The Acquisition which is being proposed at this time is a continuation of the process of consolidating and enhancing the product offerings within the Ivy Family of Funds.

The Board of Directors of the Company recommends approval of the Acquisition because it offers shareholders of the Acquired Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Acquisition, the Board of Directors of the Company also considered the following factors, among others:

--	the Acquired Fund and the Acquiring Fund have the same portfolio manager and share similar investment goals and investment strategies and generally similar investment policies; and
--

based on estimated expense ratios calculated using each Fund's net assets and numbers of shareholders as of March 31, 2005, shareholders of the Acquired Fund are expected to experience the same or lower net expenses after the Acquisition (the Acquiring Fund will adopt the lower management fee structure of the Acquired Fund at the time of Acquisition).

Please review "Reasons for the Acquisition" in the "Information About the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Company's Directors.

3.	HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS
COMPARE, AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE
ACQUISITION?

The following tables allow you to compare the sales charges and management fees and expenses of the Acquired Fund and the Acquiring Fund and to analyze the estimated expenses that the Adviser expects to be applicable to the combined fund in the first year following the Acquisition. As noted above, the Acquiring Fund will adopt the lower management fee structure of the Acquired Fund at the time of Acquisition. As part of the Acquisition, Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund, Class B shareholders of the Acquired Fund will receive Class B shares of the Acquiring Fund, Class C shareholders of the Acquired Fund will receive Class C shares of the Acquiring Fund, and Class Y shareholders of the Acquired Fund will receive Class Y shares of the Acquiring Fund. The shareholder fees presented below for the Acquiring Fund apply both before and after giving effect to the Acquisition. Sales charges, if applicable, are paid directly by shareholders to the relevant Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees and administrative costs, including custody services.

The Annual Fund Operating Expenses shown in the tables below represent expenses for the Acquired Fund and for the Acquiring Fund for its respective last fiscal year (ended March 31, 2005) and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to the Acquisition) and based on pro forma combined net assets as of March 31, 2005.

Shareholders of the Acquired Fund will not pay additional sales charges as a result of the Acquisition, although any contingent deferred sales charge ("CDSC") will continue to apply.

SHAREHOLDER FEES (paid directly from your investment)
Acquired Fund

	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	2.00%	2.00%	2.00%

Acquiring Fund (Before and After Acquisition)

	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	2.00%	2.00%	2.00%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

[3]Shares redeemed or exchanged within fewer than 30 days of purchase are assessed a 2.00% redemption/exchange fee.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

Acquired Fund (as of 3/31/05)

	Class A	Class B	Class C	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.80%	1.09%	0.93%	0.48%
Total Annual Fund Operating Expenses	1.90%	2.94%	2.78%	1.58%

Acquiring Fund (as of 3/31/05)

	Class A	Class B	Class C	Class Y
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.19%[1]	1.00%	1.00%	0.25%
Other Expenses	0.43%	0.75%	0.64%	0.41%
Total Annual Fund Operating Expenses	1.62%	2.75%	2.64%	1.66%

[1]The annual 12b-1 fee for Class A shares of the Fund may equal up to 0.25% on net assets attributable to outstanding shares issued on or after January 1, 1992. Since the calculation of the annual 12b-1 fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of 12b-1 fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

Acquiring Fund (Pro Forma Combined at 3/31/05)

	Class A	Class B	Class C	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.19%[1]	1.00%	1.00%	0.25%
Other Expenses	0.45%	0.78%	0.80%	0.39%
Total Annual Fund Operating Expenses	1.49%	2.63%	2.65%	1.49%

[1]The annual 12b-1 fee for Class A shares of the Fund may equal up to 0.25% on net assets attributable to outstanding shares issued on or after January 1, 1992. Since the calculation of the annual 12b-1 fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of 12b-1 fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of currently investing in the Acquired Fund and the Acquiring Fund currently as well as the cost of investing in the Acquiring Fund on a pro forma combined basis, and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

$10,000 initial investment
5% total return for each year
Each Fund's operating expenses remain the same
Reinvestment of all dividends and distributions
Acquired Fund

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$756	$1,135	$1,538	$2,659
Class B Shares	695	1,204	1,638	2,999[1]
Class C Shares	280[2]	859	1,464	3,099
Class Y Shares	160	496	855	1,867

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$756	$1,135	$1,538	$2,659
Class B Shares	295	904	1,538	2,999[1]
Class C Shares	280	859	1,464	3,099
Class Y Shares	160	496	855	1,867

Acquiring Fund

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$730	$1,057	$1,406	$2,386
Class B Shares	678	1,153	1,554	2,808[1]
Class C Shares	267[2]	820	1,400	2,973
Class Y Shares	168	520	897	1,955

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$730	$1,057	$1,406	$2,386
Class B Shares	278	853	1,454	2,808[1]
Class C Shares	267	820	1,400	2,973
Class Y Shares	168	520	897	1,955

Acquiring Fund (Pro Forma Combined)

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,019	$1,341	$2,252
Class B Shares	666	1,117	1,495	2,686[1]
Class C Shares	268[2]	823	1,405	2,983
Class Y Shares	152	471	813	1,779

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,019	$1,341	$2,252
Class B Shares	266	817	1,395	2,686[1]
Class C Shares	268	823	1,405	2,983
Class Y Shares	152	471	813	1,779

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that certain fixed costs involved in operating the Acquired Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Acquiring Fund or the Adviser.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE ACQUIRED FUND AND ACQUIRING FUND COMPARE?
The Acquired Fund and the Acquiring Fund have similar investment goals and strategies and generally similar investment policies, except for the differences outlined following the table below.

This table compares the investment objective and principal investment strategies of the Acquired Fund to those of the Acquiring Fund. Some of the investment strategies may appear to be dissimilar. However, the disclosure language for both Funds is intentionally broad to permit the portfolio manager maximum opportunity to invest in a variety of non-U.S. companies for the benefit of the respective Fund's shareholders. The Acquired Fund and the Acquiring Fund have the same portfolio manager, who manages both Funds in a similar manner within these broad strategic guidelines. The portfolio manager seeks securities for each Fund that have the potential for long-term growth. The Funds' investments are, in fact, substantially similar, and therefore the merger should not have a material effect on either Fund's holdings.

ACQUIRED FUND	ACQUIRING FUND

INVESTMENT OBJECTIVE: The Acquired Fund's primary objective is to provide long-term appreciation of capital. As a secondary objective, the Fund seeks current income. The Fund seeks to achieve its goals as follows:

INVESTMENT OBJECTIVE: The Acquiring Fund's primary objective is to provide long-term growth. Consideration of current income is secondary to this principal objective. The Fund seeks to achieve its goals as follows:

---The Fund seeks to achieve its objectives by investing primarily in common stocks of foreign companies that the Adviser believes have the potential for long-term growth represented by economic expansion within a country or region, as well as the privatization and/or restructuring of particular industries.

---The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in equity securities principally traded in European, Pacific Basin and Latin American markets.

---The Fund emphasizes growth stocks, which are securities of companies whose earnings the Adviser believes are likely to grow faster than the economy. The Fund primarily invests in issuers of developed countries, and the Fund may invest in companies of any size.

---The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. The Adviser focuses on expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Individual securities are selected on the basis of various indicators (such as management, cash flow, assets and competitive market position) and are reviewed for fundamental financial strength.

---The Adviser may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  a company's growth and earnings potential
  management of the company
  industry position of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

---The Adviser uses an investment approach that focuses on:

  analyzing a company's financial statements
  taking advantage of overvalued or undervalued markets
  building a portfolio that is diversified by both region and sector

---Under normal market conditions, the Fund invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

---The Fund invests, under normal market conditions, at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets. The Fund usually is invested in at least three different countries.

---The Fund may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade. There is no guarantee, however, that the Fund will achieve its objectives.

---The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). There is no guarantee, however, that the Fund will achieve its objectives.

The investment policies and restrictions of each Fund are generally similar, except as follows:
  The Acquired Fund may not purchase a security if, as a result, more than 10% of its net assets would consist of illiquid investments, while the Acquiring Fund may invest up to 15% of its net assets in illiquid investments.

  The Acquired Fund normally invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries, and limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country, while the Acquiring Fund normally invests at least 80% of its net assets in equity securities principally traded in European, Pacific Basin and Latin American countries.

  The Acquired Fund has a policy not to participate on a joint, or a joint and several basis, in any trading account in securities, while the Acquiring Fund does not have a similar investment restriction.

For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.

5. WHAT CLASS OF ACQUIRING FUND SHARES WILL I RECEIVE IF THE ACQUISITION RELATING TO THE ACQUIRED FUND OCCURS?

If you own Class A shares of the Acquired Fund, you will receive Class A shares of the Acquiring Fund. The initial sales charge will not apply to Class A shares you receive in connection with the Acquisition. An initial sales charge will apply to any purchases of Class A shares of the Acquiring Fund you make after consummation of the Acquisition. If you purchased $1,000,000 or more of Class A shares of the Acquired Fund within one year prior to the consummation of the Acquisition and did not pay a front-end sales charge, the Class A shares you acquire in the Acquisition will be subject to a 1% CDSC if you sell the shares within 12 months after the end of the month in which you purchased the Acquired Fund Class A shares.

If you own Class B shares of the Acquired Fund, you will receive Class B shares of the Acquiring Fund. The CDSC applicable to the Acquired Fund Class B shares will apply to your redemption of Class B shares of the Acquiring Fund you receive in the Acquisition. For purposes of determining the CDSC applicable to any redemption of Class B shares of the Acquiring Fund you acquire in the Acquisition, the new shares will continue to age from the date you purchased the Acquired Fund Class B shares.

If you own Class C shares of the Acquired Fund, you will receive Class C shares of the Acquiring Fund. The CDSC applicable to the Acquired Fund Class C shares will apply to your redemption of Class C shares of the Acquiring Fund you receive in the Acquisition. For purposes of determining the CDSC applicable to any redemption of Class C shares of the Acquiring Fund you acquire in the Acquisition, the new shares will continue to age from the date you purchased the Acquired Fund Class C shares.

If you own Class Y shares of the Acquired Fund, you will receive Class Y shares of the Acquiring Fund. Class Y shares of both the Acquired Fund and the Acquiring Fund have neither a front-end sales charge nor a CDSC.

For more information on the characteristics of the Acquiring Fund shares you will receive in comparison to the Acquired Fund shares you currently own, please see the section "Information About the Acquisition - Shares You Will Receive" in the Proposal section of this Prospectus/Proxy.

6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Acquired Fund is expected to recognize a gain or loss as a result of the Acquisition.

Immediately prior to the Acquisition, the Acquired Fund will declare and pay a distribution of all net investment company taxable income, if any, to its shareholders.

PROPOSAL ACQUISITION OF THE IVY INTERNATIONAL GROWTH FUND BY THE IVY INTERNATIONAL FUND
THE PROPOSAL

Shareholders of the Acquired Fund are being asked to approve the Agreement and Plan of Reorganization among the Company on behalf of the Acquired Fund, the Trust on behalf of the Acquiring Fund, and the Adviser. A form of the Agreement and Plan of Reorganization (the "Plan") is attached as Appendix A to this Prospectus/Proxy. By approving the Plan, you are also approving the Acquisition of the Acquired Fund by the Acquiring Fund under the Plan.

PRINCIPAL INVESTMENT RISKS

All of the principal risks applicable to the Funds are described in the table below. As previously noted, the Acquiring Fund has an investment objective and strategies that are similar to the Acquired Fund and investment policies that are generally similar to the Acquired Fund, except for the differences noted in the answer to Question 4 above. Accordingly, an investment in the Acquiring Fund involves risks that are similar to those to which an investment in the Acquired Fund is subject.

PRINCIPAL RISKS	FUNDS SUBJECT TO RISK

Company Risk: An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Acquired Fund Acquiring Fund
Credit Risk: An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on the Adviser's analysis of credit risk more heavily than usual.	Acquired Fund Acquiring Fund
Diversification Risk: A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund with a more diversified investment portfolio.	Acquired Fund Acquiring Fund
Foreign Currency Risk: Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.	Acquired Fund Acquiring Fund
Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk: The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.	Acquired Fund Acquiring Fund
Foreign Securities Risk: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

The value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investment and private property.

Acquired Fund Acquiring Fund
Growth Stock Risk: Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.	Acquired Fund Acquiring Fund
Income Risk: The Fund may experience a decline in its income due to falling interest rates.	Acquired Fund
Interest Rate Risk: The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Acquiring Fund
Large Company Risk: A Fund with a portfolio of large capitalization company securities may underperform the market as a whole.	Acquired Fund Acquiring Fund
Market Risk: All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.	Acquired Fund Acquiring Fund
Mid Size Company Risk: Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.	Acquired Fund Acquiring Fund

         As noted above, the principal investment risks of the Acquired Fund and the Acquiring Fund are similar. As with any mutual fund, the value of each Fund's shares will change, and you could lose money on your investment.

INFORMATION ABOUT THE ACQUISITION
General

         Shareholders who object to the Acquisition of the Acquired Fund by the Acquiring Fund will not be entitled under Maryland law or the Company's Articles of Incorporation to demand payment for, or an appraisal of, their shares. However, you may redeem or exchange your Acquired Fund shares at any time prior to the consummation of the Acquisition. Exchanges and redemptions are considered taxable events and may result in a capital gain or capital loss for tax purposes. The Acquired Fund will close to new shareholders on or near 30 days prior to the Acquisition. Current shareholders will continue to be able to make subsequent investments. In addition, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares of the Acquiring Fund which they receive in the transaction at their current net asset value, less any applicable CDSC.

Shares You Will Receive
If the Acquisition occurs, the shares of beneficial interest you receive in exchange for your Acquired Fund shares will have the following characteristics:

         The shares of beneficial interest you receive in exchange for your Acquired Fund shares will have an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisition. You will have voting rights similar to those you currently have, but as a shareholder of the Acquiring Fund and the Trust. For a comparison of the rights of shareholders of the Acquired Fund and the Acquiring Fund, please see Appendix B.

The shares acquired in the Acquisition may be exchanged for shares of the same class of any other fund of the Company or the Trust without the payment of additional sales charge of CDSC.

         The procedures for purchasing and redeeming your shares will be similar after the Acquisition as they are currently. Dividends will be paid on the same schedule after the Acquisition as they are currently. All shareholder features that you have elected, including elections to redeem shares by certain methods, elections to reinvest dividends and distributions or to receive them in cash and elections to invest through an automatic investment program or utilize a systematic withdrawal plan, along with any other applicable features, will remain available and in effect after the Acquisition unless you direct that the elections be changed.

Reasons for the Acquisition

         On December 16, 2002, Waddell & Reed Financial, Inc. completed its acquisition of the entire operation of Mackenzie Investment Management Inc. Ivy Investment Management Company ("Adviser") (formerly known as "Waddell & Reed Ivy Investment Company"), the investment adviser to Ivy Funds, and Ivy Funds Distributor, Inc. (formerly known as "Ivy Mackenzie Distributors, Inc."), became indirect subsidiaries of Waddell & Reed Financial, Inc. at that time. On June 30, 2003, the Investment Management Agreement between Ivy Funds, Inc. and Waddell & Reed Investment Management Company was assigned to the Adviser. Around the same time period, the Adviser proposed various fund mergers as part of an ongoing process of considering and comparing product offerings of the Ivy Funds and Ivy Funds, Inc. The Acquisition which is being proposed at this time is a continuation of the process of consolidating and enhancing the product offerings within the Ivy Family of Funds.

         At a meeting held on August 31, 2005, the Board of Directors of the Company, including all Directors who are not "interested persons" of the Company, determined that the Acquisition would be in the best interests of the Acquired Fund's shareholders and that the interests of existing shareholders in the Acquired Fund would not be diluted as a result of the Acquisition. At a recent meeting, the Board of Trustees of the Trust, including all Trustees who are not "interested persons" of the Trust, determined that the Acquisition would be in the best interests of the Acquiring Fund's shareholders and that the interests of existing shareholders in the Acquiring Fund would not be diluted as a result of the Acquisition. The Board of Directors of the Company has unanimously approved the Acquisition and recommends that you vote in favor of the Acquisition by approving the Plan, a form of which is attached as Appendix A to this Prospectus/Proxy.

         In proposing the Acquisition at the meeting held on August 31, 2005, the Adviser presented to the Company's Board of Directors, the following reasons for the Acquired Fund to enter into the Acquisition:

--	The Acquired Fund and the Acquiring Fund share similar investment objectives and investment strategies.
--

Based on estimated expense ratios calculated using each Fund's net assets and numbers of shareholders as of March 31, 2005, shareholders of the Acquired Fund are expected to experience the same or lower net expenses.

--	Shareholders of the Acquired Fund will move into a fund with a better short-term performance record.
--	The Acquisition is intended to create a larger fund, and this will permit fixed costs to be spread over a larger asset base.
--

The Acquisition is intended to permit the Acquired Fund's shareholders to exchange their investment for an investment in the Acquiring Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an Acquired Fund shareholder were to redeem his or her shares to invest in another fund, such as the Acquiring Fund, the transaction would be a taxable event for such shareholder. Similarly, if the Acquired Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for that Acquired Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Acquiring Fund's shares at net asset value (subject to any applicable CDSC, as with a redemption of their Acquired Fund shares) at any time, at which point they would recognize a taxable gain or loss.

         In addition, the Board of Directors considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Acquiring Fund will achieve any particular level of performance after the Acquisition.

         In addition, the Board considered that shareholders of the Acquired Fund who do not want to become shareholders of the Acquiring Fund could exchange their shares for shares of another Fund in the Ivy Family of Funds, or redeem their shares in the Acquired Fund prior to the Acquisition.

If shareholders do not approve the transaction, the Board of Directors of the Company will consider what alternatives may then be available.
Terms of the Agreement and Plan of Reorganization

         If approved by the shareholders of the Acquired Fund, the Acquisition is expected to occur on or around February 6, 2006. A form of the Plan is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

--

The Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Acquiring Fund in exchange for shares of beneficial interest of the same class of the Acquiring Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

--

The Acquisition will occur on the next business day after the time when the assets of each Fund are valued for purposes of the Acquisition (currently scheduled to be 4:00 p.m. Eastern Time on February 3, 2006, or such other date and time as the parties may determine).

--

The shares of beneficial interest of each class of the Acquiring Fund received by the Acquired Fund will be distributed to the Acquired Fund's respective shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of such Acquired Fund in full liquidation of such Acquired Fund.

--	After the Acquisition, the Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.
--

The Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of both the Board of Directors of the Company and the Board of Trustees of the Trust or, under certain conditions, by either the Acquired Fund or the Acquiring Fund.

Federal Income Tax Consequences

                  The Acquisition is intended to be a tax-free reorganization. Bell, Boyd & Lloyd LLC will deliver to the Acquired Fund and the Acquiring Fund an opinion to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:

--	under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Acquired Fund or the shareholders of the Acquired Fund as a result of the Acquisition;
--

under Section 358 of the Code, the tax basis of the Acquiring Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Acquired Fund shares exchanged therefor, as applicable;

--

under Section 1223(1) of the Code, your holding period for the Acquiring Fund shares you receive will include the holding period for your Acquired Fund shares exchanged therefor, as applicable, if you hold your shares as a capital asset;

--	under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of the Acquisition;
--	under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's basis in such assets; and
--	under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets.
The opinion is based on certain factual certifications made by officers of the Company and the Trust. No opinion is a guarantee that the tax consequences of the Acquisition will be as described above.

         Prior to the closing of the Acquisition, the Acquired Fund will distribute to its shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.

         The Acquiring Fund's ability to use the pre-Acquisition losses of the Acquired Fund to offset post-Acquisition gains of the combined Fund is expected to be limited as a result of the Acquisition due to the application of loss limitation rules under federal tax law. The effect of this limitation will depend on the amount of losses in each Fund at the time of the Acquisition, as well as the amount of post-acquisition gains that are recognized. As a result, under certain circumstances the Acquired Fund's shareholders could receive taxable distributions earlier than they would have if the Acquisition had not occurred. However, the loss carryovers of the Acquiring Fund, which are estimated to be approximately $292,000,000, are expected to mitigate any such effect.

         This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Performance Information
Acquired Fund Performance Information

         The chart below shows the percentage gain or loss for Class C shares of the Acquired Fund in each of the last ten calendar years. The chart should give you a general idea of how the Acquired Fund's returns have varied from year to year. Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class C because of variations in their respective expense structures. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.

Additional discussion of the manner of calculation of total return is contained in the Acquired Fund's Prospectus and Statement of Additional Information.
ACQUIRED FUND
ANNUAL TOTAL RETURNS FOR CLASS C SHARES FOR THE YEARS ENDING DECEMBER 31

In the period shown in the chart, the highest quarterly return was 67.07% (the fourth quarter of 1999) and the lowest quarterly return was -18.66% (the third quarter of 2002).

Average Annual Total Returns of the Acquired Fund

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

ACQUIRED FUND
Average Annual Total Returns
as of December 31, 2004
		5 Years	10 Years
		(or Life	(or Life
	1 Year	of Class)	of Class)
Class C1
Before Taxes	12.70%	-9.51%	8.56%
After Taxes on Distributions	12.60%	-11.23%	6.58%
After Taxes on Distributions
and Sale of Fund Shares	8.42%	-8.18%[2]	6.91%
Class Y (began on 12-29-1995)
Before Taxes	14.15%	-8.36%	9.81%
Class A (began on 07-03-2000)
Before Taxes	7.14%	-9.43%
Class B (began on 07-10-2000)
Before Taxes	8.47%	-9.70%
Indexes
Morgan Stanley Capital International
EAFE Index[3]	20.25%	-1.14%	5.62%
Lipper International Funds
Universe Average[4]	18.04%	-2.02%	6.43%
Lipper International Multi-Cap Core Funds
Universe Average[4]	15.82%	-3.89%	4.48%

[1]The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

[2]After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

[4]Net of fees and expenses.

Acquiring Fund Performance Information

         The bar chart below presents the average annual total returns for Class A shares of the Acquiring Fund and shows how performance has varied from year to year. The bar chart does not reflect any sales charges that you may be required to pay. If the sales charges were included, the returns would be less than those shown. The calculations of total return assume payment of dividends and other distributions in shares. As with all mutual funds, the Acquiring Fund's past performance does not necessarily indicate how it will perform in the future.

Additional discussion of the manner of calculation of total return is contained in the Acquiring Fund's Prospectus and Statement of Additional Information.
ACQUIRING FUND
ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE YEARS ENDING DECEMBER 31

In the period shown in the chart, the highest quarterly return was 16.41% (the fourth quarter of 1998) and the lowest quarterly return was -23.02% ( the third quarter of 2002).

Average Annual Total Returns of the Acquiring Fund

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other classes may vary.

ACQUIRING FUND
Average Annual Total Returns
as of December 31, 2004

		5 Years	10 Years
		(or Life	(or Life
	1 Year	of Class)	of Class)
	--------	----------	-----------
Class A
Before Taxes	6.72%	-7.00%	3.01%
After Taxes on Distributions	6.72%	-8.33%	1.92%
After Taxes on Distributions
and Sale of Fund Shares	4.37%	-5.82%[1]	2.51%
Class B
Before Taxes	7.89%	-7.03%	2.64%
Class C (began on 04-30-1996)
Before Taxes	12.02%	-6.89%	1.03%
Class Y (began on 07-24-2003)
Before Taxes	13.17%	21.32%
Indexes
Morgan Stanley Capital International
EAFE Index[2]	20.25%	-1.14%	5.62%
Lipper International Funds
Universe Average[3]	18.04%	-2.02%	6.43%
Lipper International Large Cap Core Funds
Universe Average[3]	15.82%	-3.89%	3.35%

[1]After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Net of fees and expenses.

Capitalization

         The following table shows on an unaudited basis the capitalization of each of the Acquired Fund and the Acquiring Fund as of November 30, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of Acquired Fund by the Acquiring Fund at net asset value as of that date.

	ACQUIRED FUND	ACQUIRING FUND+	PRO FORMA ADJUSTMENTS	ACQUIRING FUND PRO FORMA COMBINED [1,2]
Class A2
Net asset value	15,835,876	125,338,499	(3,500)[3]	141,170,876
Shares outstanding	1,298,752	4,912,294	(679,271)	5,531,774
Net asset value per share	12.19	25.52		25.521

Class B2
Net asset value	4,041,779	8,252,062	(900)[3]	12,292,941
Shares outstanding	347,272	350,119	(175,841)	521,550
Net asset value per share	11.64	23.57		23.57

Class C2
Net asset value	42,807,819	8,589,87	(9,500)[3]	51,388,196
Shares outstanding	3,643,175	365,429	(1,822,802)	2,185,802
Net asset value per share	11.75	23.51		23.51

Class Y2
Net asset value	5,157,939	419,703	(1,100)[3]	5,576,542
Shares outstanding	387,136	16,446	(185,066)	218,517
Net asset value per share	13.32	25.52		25.52

------------------------

+	Ivy International Fund will be the accounting survivor for financial statement purposes.
(1)

Assumes the Acquisition was consummated on November 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of Ivy International Fund will be received by the shareholders of Ivy International Growth Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy International Fund that actually will be received on or after that date.

(2)

Class A Shares, Class B Shares, Class C Shares and Class Y shares of Ivy International Growth Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Y shares, respectively, of Ivy International Fund upon consummation of the Acquisition.

(3)	Adjustments reflect estimated one-time proxy, accounting, legal and other costs of approximately $15,000 to be borne by the Ivy International Growth Fund.

Fund Information
Officers and Directors

The Board of Directors of the Company and the Board of Trustees of the Trust are identical. The officers of the Company and of the Trust are identical. There will be no change in the officers or in the makeup of the Boards.

Shares Outstanding and Entitled to Vote of the Acquired Fund

Only the shareholders of record of the Acquired Fund at the close of business on November 17, 2005, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Acquired Fund was as follows:

FUND	CLASS	NUMBER OF SHARES OUTSTANDING AND ENTITLED TO VOTE
ACQUIRED FUND	Class C	3,655,600,265
	Class B	346,081,429
	Class A	1,262,040,719
	Class Y	387,793,790
	TOTAL	5,651,516,203

OWNERSHIP OF SHARES

         As of November 17, 2005, the Company and the Trust each believes that its Directors/Trustees and officers, as a group, owned less than one percent of each class of shares of each Fund and of the Company or the Trust, respectively, as a whole. As of November 17, 2005, no shareholder of record owned 5% or more of the outstanding shares of the Acquired Fund. As of November 17, 2005, the following shareholders of record owned 5% or more of the outstanding shares of the Acquiring Fund:

NAME AND ADDRESS OF SHAREHOLDER	NUMBER OF OUTSTANDING SHARES OWNED	PERCENTAGE OF FUND OWNED
Charles Schwab & Co Inc Reinvest Account ATTN: Mutual Fund Dept 101 Montgomery Street San Francisco CA 94104-4122	484,237	8.51%
MLFP&S for the Sole Benefit of its Customers ATTN: Fund Administration 4800 Deer Lake Dr E 3rd Fl Jacksonville FL 32246-6484	976,561	17.15%

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

         The shareholders of record that owned 5% or more of the outstanding shares of Acquiring Fund as of November 17, 2005 would own the following percentages of the Acquiring Fund noted below upon consummation of the Acquisition. The percentages presented below assume that the Acquisition of the Acquired Fund is consummated.

NAME AND ADDRESS OF SHAREHOLDER	PERCENTAGE OF FUND OWNED UPON CONSUMMATION OF ACQUISITION
Charles Schwab & Co Inc Reinvest Account ATTN: Mutual Fund Dept 101 Montgomery Street San Francisco CA 94104-4122	5.70%
MLFP&S for the Sole Benefit of its Customers ATTN: Fund Administration 4800 Deer Lake Dr E 3rd Fl Jacksonville FL 32246-6484	11.50%

THE COMPANY'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.
Required Vote for the Proposal

                  Approval of the Plan will require the affirmative vote of the holders of a majority of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. A vote of the shareholders of the Acquiring Fund is not needed to approve the Acquisition.

GENERAL
VOTING INFORMATION

                  The Company's Board of Directors is soliciting proxies from the shareholders of the Acquired Fund in connection with the Meeting, which has been called to be held at 3:00 p.m. Central Time on February 1, 2006, at the offices of Ivy Investment Management Company, 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this Prospectus/Proxy and proxy cards are being mailed to shareholders beginning on or about December 9, 2005.

Information About Proxies and the Conduct of the Meeting

                  Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or email by officers of the Company or by employees or agents of its service contractors.

Voting Process
You can vote in any one of the following ways:
(a)	By mail, by filling out and returning the enclosed proxy card;
(b)	By phone or Internet (see enclosed proxy card for instructions); or
(c)	In person at the Meeting.

                  Shareholders who owned shares on the record date, November 17, 2005, are entitled to vote at the Meeting. For each full share of the Acquired Fund that you hold, you are entitled to one vote, and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

                  Costs. The Acquiring Fund will bear the transfer agency costs related to the Acquisition and the costs of registration of its shares to be issued to shareholders of the Acquired Fund upon the closing of the Acquisition. All other costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the Acquiring Fund, the Acquired Fund and the Adviser in the following percentages: Acquiring Fund 25%, Acquired Fund 25% and Adviser 50%. In the event that the shareholders of the Acquired Fund do not approve the Agreement and Plan of Reorganization or the Acquisition does not close for any reason, the costs of the failed Acquisition will be borne by the same entities and pursuant to the same allocation.

                  Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Ivy Funds, Inc., by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

                  Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Acquired Fund as proxies for the Meeting (the "Designees"). A quorum is constituted with respect to the Acquired Fund by presence in person or by proxy of the holders of more than 33-1/3% of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

                  Adviser and Underwriter. The address of Ivy Investment Management Company, the investment adviser for both the Acquiring Fund and the Acquired Fund, is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201. The Adviser is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc. ("Waddell & Reed"), a publicly held company. During the fiscal year ended March 31, 2005, the Acquired Fund paid the Adviser advisory fees at an annual rate of 0.85% as a percentage of the Acquired Fund's net assets. During the fiscal year ended March 31, 2005, the Acquiring Fund paid the Adviser advisory fees at an annual rate of 1.00% as a percentage of the Acquiring Fund's net assets.

The address of Ivy Funds Distributor, Inc., the principal underwriter for both the Acquiring Fund and the Acquired Fund, is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201.

                  Other Service Providers for the Acquiring Fund and the Acquired Fund. In all cases, the Acquiring Fund and the Acquired Fund have the same service providers. Upon completion of the Acquisition, the Acquiring Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Acquiring Fund and the Acquired Fund.

	ACQUIRED FUND	ACQUIRING FUND
Administrator	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217
Accounting Service Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217
Transfer Agent/Shareholder Servicing Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217
Custodian	UMB Bank, n.a. 928 Grand Boulevard Kansas City, Missouri 64106	UMB Bank, n.a. 928 Grand Boulevard Kansas City, Missouri 64106
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232	Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232

                  Outstanding Shares and Significant Shareholders. See the section entitled "Fund Information" in this Prospectus/Proxy for a list of the total number of shares outstanding as of November 17, 2005, for each class of the Acquired Fund entitled to vote at the Meeting. It also identifies any holders of more than 5% or 25% of the outstanding shares of each Fund, and contains information about the executive officers and Trustees/Directors of the Trust and the Company and their shareholdings.

                  Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to the Acquired Fund, or if the Acquired Fund has not received enough votes by the time of the Meeting to approve the Proposal, the Designees, or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Acquired Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. The Designees will not vote any proxy that directs them to abstain from voting on the Proposal.

                  The Meeting has been called to transact any business that properly comes before it. The only business that management of the Acquired Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Ivy Funds, Inc. has previously received written contrary instructions from the shareholder entitled to vote the shares.

                  Shareholder Proposals at Future Meetings. Neither the Acquired Fund nor the Acquiring Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Acquired Fund or Acquiring Fund must be received by the relevant Company or Trust in writing a reasonable time before the Acquired Fund or Acquiring Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant Fund, care of, as applicable, Ivy Funds or Ivy Funds, Inc., Attention: Secretary, at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of ________, 2006 by and between (i) Ivy Funds, Inc. (the "Acquired Company"), a Maryland corporation formed on January 28, 1992, on behalf of the Ivy International Growth Fund (the "Acquired Fund"), a series of the Acquired Company, and (ii) Ivy Funds (the "Acquiring Trust"), a Massachusetts business trust established under an Amended and Restated Agreement and Declaration of Trust dated December 10, 1992, as amended and in effect on the date hereof, on behalf of the Ivy International Fund (the "Acquiring Fund"), a series of the Acquiring Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class A shares, Class B shares and Class C shares and Class Y shares of beneficial interest of the Acquiring Fund (the "Acquiring Shares"), and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.
1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

  (a)   The Acquired Company, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

  (b)   The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (collectively, the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9 shall not be assumed or paid by the Acquiring Fund.

  (c)   The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for the assets transferred pursuant to paragraph 1.1(a) and the assumption of liabilities pursuant to paragraph 1.1(b) the number of full and fractional (rounded to the third decimal place) of Class A, Class B, Class C and Class Y Acquiring Shares determined by dividing the net value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1 ("Acquired Fund Value"), attributable to each such class of shares of the Acquired Fund by the net asset value ("NAV") of one Acquiring Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2.

(d) Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

  1.2   The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date"), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

  1.3   As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Shares due such shareholders, by class (i.e., the account for each Acquired Fund Shareholder of a class of Acquired Shares will be credited with the respective pro rata number of shares of the Corresponding Class of Acquiring Shares due that Shareholder). The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

  1.4   With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Company, on behalf of the Acquired Fund, or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

  1.5   Any obligation of the Acquired Company on behalf of the Acquired Fund to make filings with governmental authorities with respect to the Acquired Fund is and shall remain the responsibility of the Acquired Company through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

  1.6   As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the Acquired Company's Articles of Incorporation and the laws of the State of Maryland, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

  2.1   For the purpose of paragraph 1, the value of the shares of each class of the Acquired Fund shall be equal to the net asset value of such shares of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures as adopted by the Board of Trustees of the Acquiring Trust and as set forth in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Trust (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9, and shall be certified by an authorized officer of the Acquired Company.

  2.2   For the purpose of paragraph 1, the net asset value per share of each class of Acquiring Shares shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Trustees of the Acquiring Trust and as set forth in the Acquiring Fund Prospectus. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Ivy Investment Management Company.

3. CLOSING AND CLOSING DATE.

  3.1   The Closing Date shall be on February 6, 2006 or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of Waddell & Reed Financial, Inc., located at 6300 Lamar Avenue, Overland Park, Kansas or at such other time and/or place as the parties may agree.

  3.2   The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to UMB Bank, n.a., as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, the portfolio securities of the Acquired Fund and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "UMB Bank, n.a., custodian for Ivy International Fund, a series of Ivy Funds."

  3.3   In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either of the Acquired Company or the Acquiring Trust upon the giving of written notice to the other party.

  3.4   At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date. The Acquiring Trust shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

  3.5   At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

  4.1   The Acquired Company, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

  (a)   The Acquired Company is a Corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b)   The Acquired Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Acquired Company and the 1940 Act;

  (c)   The Acquired Fund's current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus") conform in all material respects with the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquired Fund is a party that are not referred to in the Acquired Fund Prospectus or in the registration statement of which it is a part;

  (d)   The Acquired Company is not in violation in any material respect of any provision of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Company is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (e)   The Acquired Company has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

  (f)   On March 22, 2004, three individuals who purchased shares of certain registered investment companies (mutual funds) for which the Adviser or its affiliate provides services as investment manager , filed a derivative Complaint in the United States District Court for the Western District of Missouri, Central Division on behalf of the mutual funds, alleging that the Adviser or its affiliate breached its fiduciary duties to the mutual funds by collecting excessive investment advisory fees in violation of the 1940 Act. The damages sought are unspecified. This case is substantially similar, if not identical, to suits brought against other mutual fund complexes in 2004. The Adviser prevailed on its Motion to Transfer Venue from where the case was initially filed to the United States District Court for the District of Kansas. Trial is currently set for the fourth quarter of 2006.

The Adviser or its affiliate denies that it breached its fiduciary duties to the mutual funds at issue and believes that all fees collected were proper based upon the nature of the services rendered and were approved by the mutual funds' boards of directors in conformity with the requirements of the 1940 Act.

  (g)   The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended March 31, 2005, of the Acquired Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of net assets referred to above or those incurred in the ordinary course of its business since March 31, 2005;

  (h)   Since March 31, 2005, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (i)   By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (j)   For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met, and for the taxable year ending on the Closing Date, will meet the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and the Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. Neither the Acquired Company nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the Acquiring Fund. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

  (k)   The authorized capital of the Acquired Company consists of an 6,000,000,000 shares, par value $0.01 per share, of such number of different series as the Board of Directors of the Acquired Company may authorize from time to time. The outstanding shares of the Acquired Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares and Class Y shares, each having the characteristics described in the Acquired Fund Prospectus. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund Prospectus), nonassessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

  (l)   The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to and accepted by the Acquiring Fund;

  (m)   The execution, delivery and performance of this Agreement has been duly authorized by the Directors of the Acquired Company, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (n)   The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

  (o)   No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

  (p)   At the Closing Date, the Acquired Company, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of March 31, 2005, referred to in Section 4.1(g) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

  (q)   At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

  (r)   No registration of any of the Investments under the Securities Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund.

  4.2   The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Company and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

  (a)   The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b)   The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

  (c)   The Acquiring Fund Prospectus conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

  (e)   The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, if any, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

  (g)   The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the fiscal year ended December 31, 2003, the fiscal period ended March 31, 2004, and the fiscal year ended March 31, 2005 of the Acquiring Fund audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of net assets referred to above or those incurred in the ordinary course of its business since March 31, 2005.

  (h)   Since March 31, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness, except as disclosed in writing to the Acquired Fund. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (i)   By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

  (j)   For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Fund has met, and for the current taxable year will meet, the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Acquiring Trust nor the Acquiring Fund has at any time since its inception been liable for nor is now liable for any material tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the Acquired Fund. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

  (k)   The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquiring Trust may authorize from time to time. The outstanding shares in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares and Class Y shares. The Class A shares, Class B shares and Class C shares of the Acquiring Fund have the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

  (l)   The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time;

  (m)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (n)   The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares, Class C shares or Class Y shares, as the case may be, in the Acquiring Fund, and will be fully paid and non-assessable by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

  (o)    No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.
The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Company, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

  5.1   The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business may include paying regular and customary periodic dividends and other distributions.

  5.2   The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and approve this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

  5.3   In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

  5.4    The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

  5.5   Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take or cause to be taken all actions, and do or cause to be done all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

  5.6   The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date,

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

         The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Company, on behalf of the Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

  7.1   Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after March 31, 2005 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after March 31, 2005 and on or prior to the Closing Date.

  7.2   The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
The respective obligations of the Acquired Company and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

  8.1   This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

  8.2   On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

  8.3   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky and securities authorities) deemed necessary by the Acquired Company or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

  8.4   The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

  8.5   The Acquired Company and the Acquiring Trust shall have received a favorable opinion of Bell, Boyd & Lloyd LLC satisfactory to the Acquired Company and the Acquiring Trust substantially to the effect that, for federal income tax purposes:

  (a)   The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

  (b)   No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares and the Acquiring Fund's assumption of the Obligations or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

  (c)   No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

  (d)   The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

(e) The Acquired Fund Shareholders will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

  (f)   The tax basis of the Acquiring Shares to be received by each Acquired Fund Shareholder will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

  (g)   The holding period of the Acquiring Shares to be received by each Acquired Fund Shareholder will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

  (h)   The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

  8.6   At any time prior to the Closing, any of the foregoing conditions of this paragraph 8 may be waived jointly by the Board of Directors of the Acquired Company and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. FEES AND EXPENSES.

  9.1   All fees paid to governmental authorities for the registration or qualification of the Acquiring Shares and all transfer agency costs related to the Acquiring Shares shall be allocated to the Acquiring Trust, on behalf of the Acquiring Fund. All of the other expenses of the transactions, including without limitation, fees and expenses related to printing, mailing, solicitation of proxies, tabulation of votes and accounting, legal and custodial expenses, contemplated by this Agreement shall be allocated to the Acquired Company, on behalf of the Acquired Fund. The expenses detailed above shall be borne as follows: (a) as to expenses allocable to the Acquired Company, on behalf of the Acquired Fund, twenty five percent (25%) of such expenses shall be borne by the Acquired Fund, twenty five percent (25%) by the Acquiring Fund and fifty percent (50%) by Ivy Investment Management Company; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund, all of such expenses shall be borne by the Acquiring Fund. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the reorganization contemplated by this Agreement unless those expenses are solely and directly related to the reorganization contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

  9.2   In the event the transactions contemplated by this Agreement are not consummated, then all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions shall be borne by the same entities and pursuant to the same allocation as that described in paragraph 9.1 above.

  9.3   Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

  9.4   Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

  10.1   The Acquired Company on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant to the other not set forth herein and that this Agreement constitutes the entire agreement between the parties.

  10.2   The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.4, 1.5, 1.6, 3.4, 9, 10, 13 and 14.

11. TERMINATION.

  11.1   This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Acquired Company. In addition, either the Acquiring Trust or the Acquired Company may at its option terminate this Agreement at or prior to the Closing Date.

  11.2   If the transactions contemplated by this Agreement have not been substantially completed by January 31, 2006, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Acquired Company and the Acquiring Trust.

12. AMENDMENTS.

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Company on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid courier, telecopy or certified mail addressed to: (i) Ivy Funds, 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, KS 66201-9217 attn: Secretary; or (ii) Ivy Funds, Inc., 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, KS 66201-9217, attn: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS' FEES.
14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

  14.3   This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Maryland, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

  14.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  14.5   A copy of the Declaration of Trust of the Acquiring Trust is on file with the Secretary of the Commonwealth of Massachusetts and the Articles of Incorporation of the Acquired Company are on file with the Department of Assessments and Taxation of the State of Maryland, and notice is hereby given that no trustee, director, officer, agent or employee of either the Acquired Company or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

  14.6   The Acquired Company, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

ATTEST: By: Name: Title:	IVY FUNDS, on behalf of its International Fund By: Name: Title:

ATTEST: By: Name: Title:	IVY FUNDS, INC., on behalf of its International Growth Fund By: Name: Title:
ATTEST: By: Name: Title:	Agreed and accepted as to paragraph 9 only: IVY INVESTMENT MANAGEMENT COMPANY By: Name Title

APPENDIX B

Information About the Rights of Shareholders

Ivy Funds, Inc. is organized as a Maryland corporation, and Ivy Funds is organized as a Massachusetts business trust. The following is a summary of the major differences between the right of shareholders of the Acquired Fund and the rights of shareholders of the Acquiring Fund.

Shareholder Voting--Generally

Under Maryland law, the Articles of Incorporation of the Ivy Funds, Inc., as amended (the "Company Articles"), and the Bylaws of the Ivy Funds, Inc., as amended (the "Company Bylaws"), shareholder voting power is generally limited to electing directors, approving investment management or sub-investment management agreements, ratifying the selection of independent public accountants, approving plans of distribution adopted pursuant to Rule 12b-1, approving amendments to Ivy Funds, Inc.'s charter and authorizing extraordinary corporate action. The Company Articles provide that capital stock of Ivy Funds, Inc. that is issued, outstanding and entitled to vote shall be voted in the aggregate, and not by series or class, except when otherwise required by law or if the Ivy Funds, Inc. Board of Directors has determined that only one or more particular series or classes are affected by the matter under consideration, in which case only the affected series or classes vote. Maryland law provides that a corporation's charter may require a lesser proportion of votes of shareholders on matters than otherwise required by Maryland law, but not less than a majority. Under the Company Articles and the Company Bylaws, any corporate action to be taken by a shareholder vote is authorized by a majority of votes validly cast on the matter, subject to applicable laws, regulations, or rules or orders of the SEC.

Under the Agreement and Declaration of Trust of Ivy Funds, as amended (the "Ivy Declaration of Trust"), shareholders have the power to vote (i) for the election of Trustees, (ii) with respect to amendment of Ivy Funds' Declaration of Trust, (iii) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of Ivy Funds or its shareholders, (iv) with respect to the termination of Ivy Funds or any series or class, (v) to remove Trustees from office in certain circumstances, (vi) with respect to a contract for advisory and/or management services, and (vii) with respect to such additional matters relating to Ivy Funds as may be required by the Ivy Declaration of Trust, the Bylaws of Ivy Funds, as amended (the "Ivy Bylaws"), or any registration with the SEC or any state, or as the Trustees may consider necessary or desirable. The Ivy Declaration of Trust states that on all matters submitted to a shareholder vote, all shares of Ivy Funds entitled to vote are to be voted by individual series or class except (i) as otherwise required by the 1940 Act to be voted in the aggregate or (ii) when the Trustees determine that the matter affects only the interests of one or more series or classes.

Shareholder Meetings

The Company Bylaws permit a special meeting of the shareholders to be called by for any purpose by a majority of the Board of Directors, the Chairman of the Board or the President or vice president. In addition, the Company Bylaws allow the Secretary to call a special meeting at the request of the holders of 10% of the outstanding shares entitled to vote at such meeting if certain conditions are met. The Ivy Declaration of Trust allows for shareholder meetings to be called by the Trustees. Under certain circumstances, shareholders of at least 10% of the outstanding shares Ivy Funds may call a meeting of shareholders. The Ivy Declaration of Trust also allows shareholders to act without a meeting upon the written consent of shareholders holding a majority of the shares entitled to vote on the matter (or a larger proportion if required for a vote on such matter by the Ivy Declaration of Trust).

Quorums

The Company Bylaws provide that one-third of the shares entitled to vote constitutes a quorum at shareholder meetings. The Ivy Declaration of Trust provides that a majority of the shares entitled to vote constitutes a quorum at shareholder meetings.

Removal of Trustees and Directors

Pursuant to Maryland law and the Company Bylaws, any Director may be removed with or without cause at any meeting of shareholders duly called at which a quorum is present by the affirmative vote of a majority of the votes represented at the meeting. The Ivy Declaration of Trust provides that a Trustee may be removed by a vote of holders of two-thirds of the outstanding shares at any meeting of shareholders.

Indemnification of Trustees, Directors and Officers

Pursuant to the Company Bylaws, Ivy Funds, Inc. shall indemnify current and former directors, officers, employees and agents of the Funds, to the extent permitted by applicable law, against all expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement incurred in connection with or resulting from any threatened, pending or completed claim, action, suit or proceeding, whether criminal, civil administrative or investigative, in which they may become involved as a party by reason of being or having been a director, officer, employee or agent. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) that act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit of (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate Liability") or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director's official capacity (a "Personal Liability").

Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board, in which designation directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the directors' expenses in cases involving Corporate Liability or Personal Liability. In addition, no indemnification or advance payment is provided to directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty under the Company Bylaws.

Similarly, under the Ivy Declaration of Trust, Ivy Fund shall indemnify current and former Trustees and officers against all liabilities and expenses incurred by reason of their service as a Trustee or officer of Ivy Funds. Ivy Funds will not provide indemnification to any person: (i) adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of Ivy Funds, (ii) adjudicated to be liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or (iii) in the event of a settlement, unless (a) such settlement is found to be in the best interests of Ivy Funds by a majority of disinterested Trustees acting on the matter (assuming a majority of the disinterested Trustees then in office act on the matter) upon a determination that such person acted in good faith on the reasonable belief that his or her action was in the best interests of Ivy Funds and is not liable to Ivy Funds or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or (b) a written opinion of independent legal counsel to the effect that such person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of Ivy Fund and that such indemnification would not protect such person against any liability to Ivy Fund to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Ivy Declaration of Trust also provides that expenses may be paid in advance so long as such amounts are repaid to Ivy Funds if it is determined that such payments are not authorized under such Declaration of Trust. Also, the Ivy Declaration of Trust provides that the indemnification rights are not exclusive and do not affect any other rights to which persons seeking indemnification may be entitled.

Personal Liability

Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation. Under Massachusetts law, shareholders of Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of Ivy Funds. However, the Ivy Declaration of Trust disclaims shareholder liability for acts or obligations of the Acquired Fund and requires that notice of such disclaimer be given in each agreement, undertaking or obligation entered into or executed by Ivy Funds or the Trustees. The Ivy Declaration of Trust provides that any shareholder held to be personally liable solely by reason of his or her being or having been a shareholder of Ivy Funds shall be indemnified out of the property of the series (or attributable class) of which he or she is or was a shareholder for all such loss and expense. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which Ivy Funds would be unable to meet its obligations. The likelihood of such a circumstance is considered remote.

Termination

Under Maryland law, a corporation with stock outstanding may be voluntarily dissolved by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter. A corporation, or a series, with no outstanding stock may be terminated upon the vote of the majority of the Directors.

By contrast, the Ivy Declaration of Trust provides that Ivy Funds may be terminated at any time by a vote of at least 66 2/3% of the shares entitled to vote, or by the Trustees by written notice to the shareholders. Any series of Ivy Funds may be terminated at any time by vote of at least 66 2/3% of the shares of that series, or by the Trustees by written notice to shareholders of that series.

Amendments

Maryland law generally provides that the charter may be amended by a vote of at least two-thirds of all shareholders. Maryland law provides that a majority of the board of directors may, without a shareholder vote, (1) change the name of the corporation, or (2) change the name or par value of any class or series of the corporation's stock and the aggregate par value of the corporation's stock. The Company Bylaws may be amended by a majority vote of shareholders or by a majority of the Board of Directors.

The Ivy Declaration of Trust may be amended by a vote of a majority of the shares entitled to vote, although the Trustees may amend the Ivy Declaration of Trust without a shareholder vote for the purpose of changing the name of Ivy Funds or supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision. The Ivy Bylaws may be amended by action of a majority of the Trustees.

Rights of Inspection

Under Maryland law, any shareholder of Ivy Funds, Inc. may inspect and copy during usual business hours the Company Articles and the Company Bylaws and the minutes, annual reports and voting trust agreement on file at Ivy Funds, Inc.'s principal office. Under Maryland law, shareholders owning at least 5% of Ivy Funds, Inc.'s shares who have been shareholders of record for at least six months also have the right to inspect the books of account and stock ledger of Ivy Funds, Inc. and request a statement of Ivy Funds, Inc.'s affairs. Massachusetts law, the Ivy Declaration of Trust and the Ivy Bylaws do not provide for any inspection rights.

Distributions

Maryland law provides that a distribution may not be made by Ivy Funds, Inc. if, after giving effect to it, (i) Ivy Funds, Inc. would not be able to pay its indebtedness as such indebtedness becomes due in the usual course of business; or (ii) Ivy Funds, Inc.'s total assets would be less than the sum of Ivy Funds, Inc.'s total liabilities plus the amount that would be needed if Ivy Funds, Inc. were to be dissolved at the time of the distribution to satisfy any preferential rights upon dissolution of stockholders whose preferential rights on dissolution are superior to those receiving the distribution. Massachusetts law, the Ivy Articles and the Ivy Bylaws contain no comparable restrictions.

* * * *

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, Articles of Incorporation of the Ivy Funds, Inc., their respective Bylaws and Maryland and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Articles of Incorporation, Bylaws and Maryland and Massachusetts law directly for more complete information.

APPENDIX C

Financial Highlights of Ivy International Fund

Financial Highlights
      IVY INTERNATIONAL FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended	For the fiscal period ended		For the fiscal year ended December 31,
	3-31-05	3-31-04		2003	2002	2001	2000

Net asset value, beginning of period	$21.34	$20.64		$16.35	$20.69	$26.20	$47.09

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.01)		(0.02)	0.06 (1)	0.05	0.19
Net realized and unrealized gain (loss) on investments	1.54	0.71		4.31	(4.40)	(5.56)	(12.44)

Total from investment operations	1.52	0.70		4.29	(4.34)	(5.51)	(12.25)

Less distributions from:
Net investment income	(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(0.04)
Capital gains	(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(8.60)

Total distributions	(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(8.64)

Net asset value, end of period	$22.86	$21.34		$20.64	$16.35	$20.69	$26.20

Total return (2)	7.12%	3.39%		26.24%	-20.96%	-21.03%	-17.26%
Net assets, end of period (in millions)	$122	$125		$124	$127	$345	$588
Ratio of expenses to average net assets including reimbursement	1.61%	1.69	% (3)	1.81%	1.89%	1.60%	1.66%
Ratio of net investment income (loss) to average net assets including reimbursement	-0.15%	-0.26	% (3)	-0.07%	0.32%	0.18%	0.37%
Ratio of expenses to average net assets excluding reimbursement	NA	NA		NA	1.89%	1.66%	NA
Ratio of net investment income to average net assets excluding reimbursement	NA	NA		NA	0.32%	0.12%	NA
Portfolio turnover rate	76%	27%		136%	34%	43%	91%
(1)Based on average shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended	For the fiscal period ended			For the fiscal year ended December 31,
	3-31-05	3-31-04			2003	2002	2001		2000

Net asset value, beginning of period	$20.12		$19.52		$15.62	$20.03		$25.64	$46.78

Income (loss) from investment operations:
Net investment loss	(0.22	) (1)	(0.07)		(0.23)	(0.12	) (1)	(0.21)	(0.17)
Net realized and unrealized gain (loss) on investments	1.40		0.67		4.13	(4.29)		(5.40)	(12.33)

Total from investment operations	1.18		0.60		3.90	(4.41)		(5.61)	(12.50)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.04)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(8.60)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(8.64)

Net asset value, end of period	$21.30		$20.12		$19.52	$15.62		$20.03	$25.64

Total return	5.87%		3.08%		24.97%	-22.00%	-21.88%		-17.95%
Net assets, end of period (in millions)	$17		$49		$55	$68		$137	$281
Ratio of expenses to average net assets including reimbursement	2.75%		2.75	% (2)	2.84%	2.85%		2.54%	2.50%
Ratio of net investment loss to average net assets including reimbursement	-1.09%		-1.35	% (2)	-1.06%	-0.64%		-0.76%	-0.47%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA	2.85%		2.60%	NA
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		NA	-0.64%		-0.82%	NA
Portfolio turnover rate	76%		27%		136%	34%		43%	91%
(1)Based on average shares outstanding.
(2)Annualized.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended	For the fiscal period ended		For the fiscal year ended December 31,
	3-31-05	3-31-04		2003	2002	2001		2000

Net asset value, beginning of period	$20.00	$19.39		$15.52	$19.90		$25.46	$46.57

Income (loss) from investment operations:
Net investment loss	(0.32)	(0.07)		(0.20)	(0.11	) (1)	(0.21)	(0.19)
Net realized and unrealized gain (loss) on investments	1.52	0.68		4.07	(4.27)		(5.35)	(12.28)

Total from investment operations	1.20	0.61		3.87	(4.38)		(5.56)	(12.47)

Less distributions from:
Net investment income	(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(0.04)
Capital gains	(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(8.60)

Total distributions	(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(8.64)

Net asset value, end of period	$21.20	$20.00		$19.39	$15.52		$19.90	$25.46

Total return	6.00%	3.15%		24.94%	-22.00%	-21.84%		-17.97%
Net assets, end of period (in millions)	$9	$11		$12	$14		$26	$57
Ratio of expenses to average net assets including reimbursement	2.64%	2.67	% (2)	2.80%	2.83%		2.54%	2.49%
Ratio of net investment loss to average net assets including reimbursement	-1.14%	-1.25	% (2)	-0.94%	-0.62%		-0.76%	-0.46%
Ratio of expenses to average net assets excluding reimbursement	NA	NA		NA	2.83%		2.60%	NA
Ratio of net investment loss to average net assets excluding reimbursement	NA	NA		NA	-0.62%		-0.82%	NA
Portfolio turnover rate	76%	27%		136%	34%		43%	91%
(1)Based on average shares outstanding.
(2)Annualized.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended	For the fiscal period ended		For the period from 7-24-2003(1) to
	3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$21.35	$20.65		$17.69

Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.02)		0.02
Net realized and unrealized gain on investments	1.60	0.72		2.94

Total from investment operations	1.51	0.70		2.96

Less distributions from:
Net investment income	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)	(0.00)		(0.00)

Net asset value, end of period	$22.86	$21.35		$20.65

Total return	7.07%	3.39%		16.73%
Net assets, end of period (in thousands)	$229	$140		$135
Ratio of expenses to average net assets	1.66%	1.76	% (2)	0.59	% (2)
Ratio of net investment income (loss) to average net assets	-0.33%	-0.32	% (2)	0.24	% (2)
Portfolio turnover rate	76%	27%		136	% (3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

APPENDIX D

Management's Discussion of Fund Performance for Ivy International Fund

Manager's Discussion
March 31, 2005

Manager's Discussion of Ivy International Fund
      March 31, 2005

An interview with Thomas A. Mengel, portfolio manager of the Ivy International Fund

The following discussion, graphs and tables provide you with information regarding the Fund's performance for the fiscal year ended March 31, 2005.

How did the Fund perform during the last fiscal year?

The Fund showed a positive return for the period, but lagged its benchmark index. Class A shares of the Fund increased 7.12 percent for the year (before the impact of sales charges) compared with the Morgan Stanley Capital International EAFE Index (generally reflecting the performance of securities that represent the international equity markets), which increased 15.06 percent during the year, and the Lipper International Large-Cap Core Funds Universe Average (reflecting the performance of the universe of funds with similar objectives), which returned 11.36 percent.* Please note that the Fund returns include applicable fees and expenses, whereas the index returns do not include any such fees.

Why did the Fund lag its benchmark index during the fiscal year?

We believe that our stock selection was the biggest factor, as specific holdings negatively impacted performance for the fiscal year. Fund performance was particularly hurt by an overweight position in consumer-discretionary stocks in Europe, where domestic demand has been slow to recover.

What other market conditions or events influenced the Fund's performance during the fiscal year?

Financial markets were faced with sharp increases in energy prices during the year, as well as rising interest rates in the United States and several foreign countries. Deflationary fears faded early in the fiscal year, and were soon replaced by concerns of commodity-induced inflation. During the year, there were also stages of uncertainty over China's ability to manage its industrial growth. Foreign equity markets recovered late in 2004, but trended lower again by March of 2005 as slower economic growth became evident in most industrialized countries.

What strategies and techniques did you employ that specifically affected the Fund's performance?

For most of the fiscal year the Fund was overweight in consumer-related shares, particularly discretionary spending selections in continental Europe, an area in which domestic demand has been sluggish for several years. Corporate labor reform continues to reduce German business costs while boosting profitability, but workers remain concerned about stagnant wages and a weak hiring environment.

The Fund remained underweight in British equities due to falling home prices, a broadly weakening economy and what we see as a risk of even higher interest rates.

What industries did you emphasize during the fiscal year, and what looks attractive to you going forward?

While the Fund was overweight in consumer sectors, its exposure to materials and industrials was quite limited early in the period. However, by the end of the fiscal year, our sector weights were trimmed to be much closer to benchmark levels.

We believe global financial markets likely will continue to be volatile in the coming months in reaction to energy-price movements and economic responses. We are pleased to see continuing corporate-labor reform in Germany, but will be closely monitoring political concerns that have developed in recent weeks in Britain, Canada and Mexico in addition to Britain's general election in early May.

We intend to continue to focus on what we feel are healthy companies that we believe can benefit from China's industrial expansion, particularly sector leaders with impressive pricing power. High-beta stocks will likely be avoided, along with regions that we feel are particularly vulnerable to higher interest rates, such as Latin America. In Japan and Asia, we intend to continue to focus on areas of strong domestic demand, which we believe could provide potential insulation from possible near-term external volatility.

*The Fund's Lipper classification was changed from the International Funds Universe to the International Large-Cap Core Funds Universe, effective June 30, 2004. The Lipper International Funds Universe Average increased 12.57 percent during the period. The Fund's performance noted above is at net asset value (NAV), and does not include the effect of any applicable sales charges. If reflected, the sales charge would reduce the performance noted. The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Comparison of Change in Value of
$10,000 Investment
Ivy International Fund, Class A Shares(1)	$11,685
Morgan Stanley Capital International EAFE Index	$15,507
Lipper International Large-Cap Core Funds Universe Average	$15,694

Please note that the performance of the Fund's other share classes will be greater or less than the performance shown above for Class A based on the differences in loads and fees paid by shareholders investing in the different classes.

(1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)
	Class A	Class B	Class C	Class Y	Advisor Class(3)	Class I(3)

1-year period ended 3-31-05	0.96%	1.87%	6.00%	7.07%	5.45%	7.18%
5-year period ended 3-31-05	-6.73%	-6.78%	-6.62%	-	-	-5.45%
10-year period ended 3-31-05	2.72%	2.34%	-	-	-	3.62%
Since inception of Class through 3-31-05(4)	-	-	0.73%	16.41%	3.71%	-

(2)Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry maximum contingent deferred sales charges (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Class Y shares are not subject to sales charges.

(3)Advsior Class shares and Class I shares are no longer available for investment.

(4)4-30-96 for Class C shares, 7-24-03 for Class Y shares and 8-31-00 for Advisor Class shares (the date on which shares were first acquired by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

IVY FUNDS
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
(913) 236-2000

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

December 9, 2005

This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Ivy International Growth Fund, a series of the Ivy Funds, Inc. (the "Acquired Fund") by the Ivy International Fund, a series of the Ivy Funds (the "Acquiring Fund").

This SAI contains information which may be of interest to shareholders but which is not included in the Combined Prospectus and Proxy Statement dated December 2, 2005 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Fund at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

I. Additional Information about the Acquiring Fund and the Acquired Fund	................................1
II. Financial Statements	.................................2
I. Additional Information about the Acquiring Fund and the Acquired Fund.

Attached hereto as Appendix A is additional information for the Acquiring Fund.

Further information about Class A shares, Class B shares, Class C shares and Class Y shares of the Acquiring Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the Acquiring Fund dated July 30, 2005.

Further information about Class A shares, Class B shares, Class C shares and Class Y shares of the Acquired Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the Acquired Fund dated July 30, 2005.

II. Financial Statements.

The audited financial statements and related Report of Independent Auditors included in the Annual Report for the year ended March 31, 2005, for the Acquired Fund and the audited financial statements and related report of Independent Auditors included in each of the Annual Report for the year ended March 31, 2005 of the Acquiring Fund are incorporated herein by reference. No other parts of the Annual Reports are incorporated herein by reference.

IVY INTERNATIONAL FUND
IVY INTERNATIONAL GROWTH FUND
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2005
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Schedule of Investments of Ivy International Fund and Ivy International Growth Fund as of March 31, 2005 has been derived from the respective Statements of Assets and Liabilities, including the Schedules of Investments, of Ivy International Fund and Ivy International Growth Fund as of March 31, 2005.

The unaudited Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on March 31, 2005. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of Ivy International Fund and Ivy International Growth Fund incorporated by reference in this Statement of Additional Information.

TROY OUNCES, SHARES OR PRINCIPAL AMOUNT (000 OMITTED)						(Unaudited)
			DESCRIPTION	VALUE

IVY INTERNATIONAL PORTFOLIO	IVY INTERNATIONAL GROWTH PORTFOLIO	IVY INTERNATIONAL PRO FORMA COMBINED		IVY INTERNATIONAL PORTFOLIO	IVY INTERNATIONAL GROWTH PORTFOLIO	IVY INTERNATIONAL PRO FORMA COMBINED

			COMMON STOCKS

			Australia
74,700	28,800	103,500	Australia and New Zealand Banking Group Limited (A)	$1,190,355	458,932	1,649,287
	474,580	474,580	Novogen LTD (A)*		1,778,764	1,778,764
107,000	46,600	153,600	Westpac Banking Corporation (A)	1,573,583	685,317	2,258,900
			Total	2,763,938	2,923,013	5,686,951

			Austria
20,000	10,000	30,000	Bank Austria Creditanstalt (A)	1,971,288	985,644	2,956,932
36,200	18,000	54,200	Erste Bank der oesterreichischen Sparkassen AG (A)	1,894,343	941,938	2,836,281
10,000		10,000	OMV Aktiengesellschaft (A)	3,178,702		3,178,702
			Total	7,044,333	1,927,582	8,971,915

			Belgium
60,000		60,000	Fortis (A)	1,712,686		1,712,686
26,600	11,900	38,500	KBC Group NV (A)*	2,244,065	1,003,924	3,247,989
			Total	3,956,751	1,003,924	4,960,675

			Canada
28,650	12,600	41,250	EnCana Corporation (A)	2,023,119	889,749	2,912,868
33,350	15,100	48,450	Shoppers Drug Mart Corporation (A)(B)	1,112,586	503,749	1,616,335
			Total	3,135,705	1,393,498	4,529,203

			China
371,000	165,000	536,000	China Mobile (Hong Kong) Limited (A)	1,212,962	539,458	1,752,420

			France
21,000		21,000	BNP Paribas (A)	1,488,387		1,488,387
55,050	24,000	79,050	France Telecom (A)	1,649,209	719,001	2,368,210
	30,000	30,000	JCDecaux S.A. (A)*		819,381	819,381
14,000	4,600	18,600	Lafarge (A)	1,356,298	445,641	1,801,939
10,000		10,000	Lagardere SCA (A)	757,390		757,390
	10,900	10,900	Publicis Groupe S.A. (A)		334,745	334,745
22,400	9,800	32,200	Sanofi-Aventis (A)	1,889,739	826,761	2,716,500
19,324	7,720	27,044	Total S.A. (A)	4,523,564	1,807,178	6,330,742
17,100	7,600	24,700	VINCI (A)	2,466,081	1,096,036	3,562,117
			Total	14,130,668	6,048,743	20,179,411

			Germany
12,000	11,400	23,400	Allianz Aktiengesellschaft, Registered Shares (A)	1,524,688	1,448,453	2,973,141
24,200	10,600	34,800	BASF Aktiengesellschaft (A)	1,715,189	751,281	2,466,470
24,300	9,600	33,900	Continental Aktiengesellschaft (A)	1,881,426	743,279	2,624,705
110,000		110,000	Deutsche Telekom AG, Registered Shares (A)*	2,198,375		2,198,375
17,700	7,900	25,600	E.ON AG (A)	1,517,334	677,228	2,194,562
5,430	2,100	7,530	Fresenius AG (A)	630,133	243,698	873,831
	15,400	15,400	Linde Aktiengesellschaft (A)		1,057,931	1,057,931
95,000	40,000	135,000	ProSieben- Sat.1 Meida Aktiengesellschaft (A)	1,763,071	742,346	2,505,417
8,850	3,900	12,750	SAP Aktiengesellschaft (A)	1,420,923	626,169	2,047,092
34,000	15,300	49,300	Siemens AG (A)	2,684,038	1,207,817	3,891,855
			Total	15,335,177	7,498,202	22,833,379

			Greece
	5,000	5,000	Alpha Bank (A)		168,986	168,986
	27,000	27,000	Alpha Bank (A)(B)		912,525	912,525
			Total	0	1,081,511	1,081,511

			Ireland
140,000		140,000	Anglo Irish Bank Corporation plc (Great Britian) (A)	3,507,855		3,507,855
32,500	20,000	52,500	Anglo Irish Bank Corporation plc (Ireland) (A)	813,481	500,603	1,314,084
60,700	26,000	86,700	CRH public limited company (A)	1,595,692	683,492	2,279,184
			Total	5,917,028	1,184,095	7,101,123

			Italy
36,700	14,900	51,600	Assicurazioni Generali SpA (A)	1,185,146	481,163	1,666,309
69,380	30,500	99,880	Banco Popolare di Verona e Novara S.c. a r.l. (A)	1,294,797	569,203	1,864,000
	51,500	51,500	Eni S.p.A. (A)		1,337,811	1,337,811
62,000	27,700	89,700	Saipem S.p.A. (A)	786,388	351,338	1,137,726
			Total	3,266,331	2,739,515	6,005,846

			Japan
20,000	8,100	28,100	ACOM CO., LTD. (A)	1,352,360	547,706	1,900,066
108,000	46,000	154,000	Asahi Glass Company, Limited (A)	1,138,220	484,798	1,623,018
	130,000	130,000	Bank of Yokohama, Ltd. (The) (A)(B)		792,949	792,949
51,970	20,930	72,900	Canon Inc. (A)	2,787,050	1,122,435	3,909,485
60,000		60,000	Chubu Electric Power Company, Incorporated (A)	1,440,963		1,440,963
48,000		48,000	CREDIT SAISON CO., LTD. (A)	1,728,036		1,728,036
310	162	472	East Japan Railway Company (A)	1,665,361	870,285	2,535,646
	20	20	Hokuto Corporation (A)		349	349
21,900	8,800	30,700	Honda Motor Co., Ltd. (A)	1,096,838	440,739	1,537,577
15,000	6,600	21,600	Hoya Corporation (A)	1,650,811	726,357	2,377,168
400,000		400,000	iShares MSCI Japan Index Fund	4,196,000		4,196,000
96		96	INPEX Corporation (A)(B)*	513,934		513,934
85		85	Japan Tobacco Inc. (A)	943,387		943,387
190	83	273	Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	1,648,013	719,922	2,367,935
105,000	48,000	153,000	Mitsubishi Corporation (A)	1,360,241	621,824	1,982,065
160	72	232	Mizuho Financial Group, Inc. (A)	756,575	340,459	1,097,034
7,500	6,700	14,200	Nihon Densan Kabushiki Kaisha (A)	933,828	834,219	1,768,047
157,000	70,000	227,000	Nikko Cordial Corporation (A)	784,854	349,935	1,134,789
360		360	Nippon Telegraph and Telephone Corporation (A)	1,574,706		1,574,706
62,300	27,600	89,900	Nomura Holdings, Inc. (A)	871,572	386,122	1,257,694
12,300	5,500	17,800	ORIX Corporation (A)	1,568,187	701,222	2,269,409
6,000	3,000	9,000	SMC Corporation (A)	678,791	339,396	1,018,187
24,600	11,000	35,600	Sega Sammy Holdings Inc. (A)*	1,495,915	668,905	2,164,820
	58,000	58,000	Shinsei Bank, Limited (A)		329,976	329,976
220,000	98,000	318,000	Shinsei Bank, Limited (A)(B)	1,251,632	557,545	1,809,177
220,000		220,000	Taisei Corporation (A)	824,846		824,846
32,000	14,300	46,300	Tokyo Electric Power Company, Incorporated (The) (A)	775,975	346,764	1,122,739
376,000	168,000	544,000	Tokyo Gas Co., Ltd. (A)	1,514,941	676,889	2,191,830
59,500	26,600	86,100	Toyota Motor Corporation (A)	2,214,186	989,871	3,204,057
	28,000	28,000	TOYOTA TSUSHO CORPORATION (A)		470,323	470,323
			Total	36,767,222	13,318,990	50,086,212

			Luxembourg
57,000	25,500	82,500	SES GLOBAL S.A., Fiduciary Deposit Receipt (A)	738,494	330,379	1,068,873

			Mexico
39,750	17,700	57,450	Cemex, S.A. de C.V., ADR	1,440,937	641,625	2,082,562

			Netherlands
20,000		20,000	Royal DSM Heerlen (A)	1,409,730		1,409,730

			Norway
42,000	21,700	63,700	Statoil ASA (A)	714,635	369,228	1,083,863

			Russia
10,000	4,500	14,500	OAO LUKOIL, ADR	1,363,750	613,687	1,977,437
	20,000	20,000	Open Joint Stock Company "Vimpel-Communications", ADR *		688,400	688,400
			Total	1,363,750	1,302,087	2,665,837

			Singapore
85,300		85,300	DBS Group Holdings Ltd (A)	769,865		769,865

			South Korea
	16,000	16,000	LG Chem, Ltd. (A)		645,987	645,987

			Spain
150,000	43,200	193,200	Enagas, S.A. (A)	2,287,732	658,867	2,946,599
100,000		100,000	Fadesa Inmobiliaria, S.A. (A)*	2,191,761		2,191,761
	50,000	50,000	Gestevision Telecinco, S.A. (A)(B)*		1,163,319	1,163,319
44,000	49,500	93,500	Telefonica, S.A. (A)	766,935	862,802	1,629,737
			Total	5,246,428	2,684,988	7,931,416

			Switzerland
19,500		19,500	Baloise-Holding, Registered Shares (A)	937,892		937,892
34,600	15,500	50,100	Compagnie Financiere Richemont SA (A)	1,086,767	486,847	1,573,614
60,550	26,600	87,150	Credit Suisse Group, Registered Shares (A)*	2,600,788	1,142,543	3,743,331
34,200	15,300	49,500	Holcim Ltd, Registered Shares (A)	2,104,065	941,292	3,045,357
10,280	4,400	14,680	Nestle S.A., Registered Shares (A)	2,813,994	1,204,433	4,018,427
65,000	25,000	90,000	Novartis AG, Registered Shares (A)	3,033,877	1,166,876	4,200,753
	17,000	17,000	UBS AG (A)		1,436,219	1,436,219
			Total	12,577,383	6,378,210	18,955,593

			Turkey
	55,000	55,000	Turkiye Garanti Bankasi Anonim Sirketi (A)		208,593	208,593

			United Kingdom
360,000	161,500	521,500	BP p.l.c. (A)	3,729,230	1,672,974	5,402,204
100,000		100,000	British American Tobacco p.l.c. (A)	1,762,064		1,762,064
141,982	60,810	202,792	British Sky Broadcasting Group plc (A)	1,556,595	666,680	2,223,275
46,910	21,900	68,810	Carnival plc (A)	2,574,548	1,201,931	3,776,479
66,040	29,000	95,040	NEXT plc (A)	1,985,592	871,929	2,857,521
85,545	38,234	123,779	Reckitt Benckiser plc (A)	2,717,444	1,214,551	3,931,995
90,480	40,600	131,080	Royal Bank of Scotland Group plc (The) (A)	2,877,628	1,291,243	4,168,871
192,000	86,000	278,000	Smith & Nephew plc (A)	1,803,991	808,037	2,612,028
	221,160	221,160	Taylor Nelson Sofres plc (A)		927,256	927,256
482,000	216,000	698,000	tesco plc (A)	2,881,116	1,291,122	4,172,238
1,460,000	653,000	2,113,000	Vodafone Group Plc (A)	3,874,085	1,732,724	5,606,809
159,070	69,400	228,470	WPP Group plc (A)	1,810,028	789,690	2,599,718
			Total	27,572,321	12,468,137	40,040,458

			United States - 0.53%
20,000	10,000	30,000	Inco Limited *	796,000	398,000	1,194,000
	20,000	20,000	UTStarcom, Inc. *		218,900	218,900
			Total	796,000	616,900	1,412,900

7,643,612	4,015,971	11,659,583	TOTAL COMMON STOCKS	$146,159,658	$65,304,665	$211,464,323

			SHORT-TERM SECURITIES

			Banks
			Rabobank USA Financial Corp.
3,837		3,837	2.82%, 4-1-05	3,837,000		3,837,000

			Security and Commodity Brokers
			Greenwich Capital Holings Inc. (Royal Bank of Scotland PLC (The))
	1,027	1,027	2.86%,4-1-05		1,027,000	1,027,000

3,837	1,027	4,864	TOTAL SHORT-TERM SECURITIES	$3,837,000	$1,027,000	$4,864,000

7,647,449	4,016,998	11,664,447	TOTAL INVESTMENT SECURITIES	$149,996,658	$66,331,665	$216,328,323

			LIABILITIES, NET OF CASH AND OTHER ASSETS	(906,899)	530,981	(375,918)

			NET ASSETS	$149,089,759	$66,862,646	$215,952,405

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At March 31, 2005, the total value of these securities amounted to $3,930,087 for Ivy International Growth Fund and $2,878,152 for Ivy International Fund.

Pro Forma Combined Statement of Assets and Liabilities (Unaudited)
(000 omitted)
March 31, 2005

	Ivy International	Ivy International Growth	Pro forma Adjustments		Pro Forma Combined
ASSETS
Investment securities	149,997	66,332			216,329
Receivable for Investment securities sold	408	1,013			1,421
Other Assets	538	267			805

Total assets	150,943	67,612	0		218,555

LIABILITIES
Payable to Fund shareholders	638	291			929
Payable to affiliates	236	57			293
Other payables	979	401	15	(a)	1,395

Total liabilities	1,853	749	15		2,617

Net Assets	149,090	66,863	(15)		215,938

Class A
Net Assets	122,385	12,993	(9	)(a)	135,369
Outstanding Shares	5,354	1,179	(611	)(b)	5,922
Net asset value per share	22.86	11.03			22.86

Class B
Net Assets	17,211	4,287	(2	)(a)	21,496
Outstanding Shares	808	404	(203	)(b)	1,009
Net asset value per share	21.30	10.60			21.30

Class C
Net Assets	8,919	44,730	(4	)(a)	53,645
Outstanding Shares	421	4,184	(2,074	)(b)	2,531
Net asset value per share	21.20	10.69			21.20

Class Y
Net Assets	229	4,853	0	(a)	5,082
Outstanding Shares	10	404	(192	)(b)	222
Net asset value per share	22.86	12.02			22.86

Class I
Net Assets	345	0	0	(a)	345
Outstanding Shares	15	0	0	(b)	15
Net asset value per share	23.13	0.00			23.13

Advisor Class
Net Assets	1	0	0	(a)	1
Outstanding Shares	0	0	0	(b)	0
Net asset value per share	22.84	0.00			22.84

Net Assets
Capital paid In	423,553	102,638			526,191
Accumulated net realized loss on investments	(296,788)	(46,532)			(343,320)
Accumulated undistributed net investment loss	(244)	(347)	(15)		(606)
Net unrealized appreciation on investments	22,569	11,104			33,673
Total Net Assets	149,090	66,863	(15)		215,938

(a) Cost of one time proxy, accounting, legal and other costs borne 50% by Waddell & Reed Ivy Investment Management Company.
(b) Share adjustment - removal of old shares and addition of new shares for net assets at NAV per share of each class of surviving fund.

See Notes to Pro Forma Combined Financial Statements.

The following unaudited Pro Forma Combined Statement of Operations for Ivy International Fund and Ivy International Growth Fund has been derived from the respective Statements of Operations of Ivy International Fund and Ivy International Growth Fund for the twelve months ended March 31, 2005. Such information has been adjusted to give effect to the Reorganization as if it had occurred on April 1, 2005, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on April 1, 2005. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

Pro Forma Combined Statement of Operations (Unaudited)
(000 omitted)
For the year ended March 31, 2005
	Ivy International	Ivy International Growth	Pro forma Adjustments		Pro forma Combined
Investment Income
Income
Dividends	2,374	954			3,328
Interest and amortization	63	29			92

Total income	2,437	983	0		3,420

Expenses
Investment management fee	1,620	593	(243)	(a)	1,970
Shareholder Servicing (Transfer Agency)
Class A	266	61			327
Class B	172	35			207
Class C	41	303			344
Class Y	0	10			10
Class I	1				1
Class Adv	0				0
Service Fee
Class A	222	19			241
Class B	80	11			91
Class C	24	120			144
Class Y	0	13			13
Distribution Fee
Class A	5	11			16
Class B	239	34			273
Class C	72	361			433
Accounting Srvice Fees	54	38	(21)	(b)	71
Custodian Fees	52	40			92
Audit Fees	35	23	(23)	(b)	35
Legal Fees	35	16			51
Administrative Fees	16	7			23
Other	142	80	(29)	(b)	193

Total expenses	3,076	1,775	(316)		4,535
Expenses reimbursement	0		0	(a)	0
Net Expenses	3,076	1,775	(316)		4,535

Net investment loss	(639)	(792)	316		(1,115)

Realized and Unrealized Gain (Loss) on Investments

Realized net gain on securities	14,260	6,578	0		20,838
Realized net loss on foreign currency
transactions	(228)	(95)			(323)
Unrealized depreciation in value of
investments during the period	(3,413)	(2,503)	0		(5,916)

Net gain on investments	10,619	3,980	0		14,599

Net increase in net assets resulting
from operations	9,980	3,188	316		13,484

(a) Based on adjusted management fee of 0.85%.
(b) Decrease due to economies of scale achieved by merging funds.
See Notes to Pro Forma Combined Financial Statements.

IVY INTERNATIONAL FUND AND IVY INTERNATIONAL GROWTH FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
MARCH 31, 2005
(Unaudited)

Note 1 - Significant Accounting Policies

Ivy International Fund and Ivy International Growth Fund (the "Funds") are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. Ivy International Fund's investment objective is to provide long-term growth. Ivy International Growth Fund's investment objective is to provide long-term appreciation of capital. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B.	Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The respective Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.	Forward foreign currency exchange contracts -- A forward foreign currency contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "market-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the respective Fund's financial statements. Gains or losses are realized by a Fund at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry in a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. Each Fund uses Forward Contracts to attempt to reduce the overall risk of its investments.

E.	Federal income taxes -- It is each Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.

F.	Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At March 31, 2005, the following amounts were reclassified:

		Accumulated
	Accumulated	Undistributed
	Realized	Net Investment	Capital
	Capital Gains	Income	Paid-in

Ivy International Fund	(9,795)	675,339	(665,544)
Ivy International Growth Fund
	(195,333)	1,004,749	(809,416)

G.	Repurchase agreements -- Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund's custodian bank.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

Ivy Investment Management Company (IICO), a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as investment manager for each Fund. Prior to March 8, 2005, IICO was known as Waddell & Reed Ivy Investment Company. IICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

		Annual
Fund	Net Assets Breakpoints	Rate

Ivy International	Up to $2 Billion	1.000%
Fund	Over $2 Billion up to
	$2.5 Billion	0.900%
	Over $2.5 Billion up to
	$3 Billion	0.800%
	Over $3 Billion	0.700%

Ivy International	Up to $1 Billion	0.850%
Growth Fund	Over $1 Billion up to
	$2 Billion	0.830%
	Over $2 Billion up to
	$3 Billion	0.800%
	Over $3 Billion	0.760%

For Ivy International Growth Fund these fees are accrued and paid daily. For Ivy International Fund these fees are accrued daily and paid monthly.

Each Fund has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of Waddell & Reed, Inc. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to each Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level				Annual Fee Rate
(in millions)				for Each Level

From $	0	to $	10	$0
From $	10	to $	25	$11,500
From $	25	to $	50	$23,100
From $	50	to $	100	$35,500
From $	100	to $	200	$48,400
From $	200	to $	350	$63,200
From $	350	to $	550	$82,500
From $	550	to $	750	$96,300
From $	750	to $	1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C, Class I and Advisor Class shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5042 for each shareholder account which was in existence at any time during the prior month. For Class Y shares, each Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual account that comprise the omnibus account were opened by their beneficial owners directly. WRSCO pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Pursuant to an Administrative Services Agreement, IICO provides certain administrative services to each Fund. The administrative fee for each Fund is a monthly fee at the annual rate of 0.01% of each Fund's average daily net assets.

Outside of providing administrative services to each Fund, as described above, IICO may also act on behalf of Ivy Funds Distributor, Inc. (IFDI), a wholly-owned subsidiary of IICO, in paying commissions to broker-dealers with respect to sales of shares of each Fund.

As principal underwriter for each Fund's shares, IFDI receives gross sales commissions (which are not an expense of each Fund) for Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the fiscal year ended March 31, 2005, IFDI received the following amounts in gross sales commissions and CDSC:

		CDSC
	Gross Sales
	Commissions	Class A	Class B	Class C
Ivy International
Fund	$12,173	$---	$10,494	$87
Ivy International
Growth Fund	46,307	---	9,947	1,265

With respect to Class A, Class B and Class C shares, IFDI pays sales commissions and all expenses in connection with the sale of each Fund's shares, except for registration fees and related expenses. During the fiscal year ended March 31, 2005, IFDI paid the following amounts:

Ivy International Fund	$25,773
Ivy International Growth Fund	76,566

Under a Distribution and Service Plan for Class A shares adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to compensate IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by each Fund for Class B shares and Class C shares, respectively, each Fund may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of its Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Ivy International Fund and Ivy International Growth Fund paid Directors' fees of $15,448 and $6,597, respectively, which are included in other expenses.

APPENDIX A

Ivy Funds

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
800-777-6472

July 30, 2005

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectuses for Ivy Funds (Trust), dated July 30, 2005 (each, a Prospectus), which may be obtained from the Trust or its principal underwriter and distributor, Ivy Funds Distributor, Inc. (IFDI), at the address or telephone number shown above.

The Financial Statements, including notes thereto, are incorporated herein by reference. They are contained in the Trust's Annual Report to Shareholders, dated March 31, 2005, which may also be obtained from the Trust at the address or telephone number above.

         Fund History

         The Funds, Their Investments, Related Risks and Limitations

         Management of the Funds

         Control Persons and Principal Holders of Securities

         Investment Advisory and Other Services

         Portfolio Managers

         Brokerage Allocation and Other Practices

         Proxy Voting Policy

         Capitalization and Voting Rights

         Purchase, Redemption and Pricing of Shares

         Taxation of the Funds

         Underwriter

         Financial Statements

FUND HISTORY

         Ivy Funds (Trust) was organized as a Massachusetts business trust on December 21, 1983. Prior to July 23, 2003, the Trust was known as Ivy Fund.

         THE FUNDS, THEIR INVESTMENTS, RELATED RISKS AND LIMITATIONS

         Ivy Balanced Fund, Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy Dividend Income Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Balanced Fund, Ivy International Value Fund, Ivy Mortgage Securities Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund (each, a Fund and collectively, the Funds) is each a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a series of Ivy Funds, an open-end, diversified management investment company.

         This SAI supplements the information contained in the Prospectuses and contains more detailed information about the investment strategies and policies the Fund's investment manager, Ivy Investment Management Company (IICO), until March 7, 2005, known as Waddell & Reed Ivy Investment Company (WRIICO), or a Fund's subadvisor, if applicable, may employ and the types of instruments in which the Fund may invest, in pursuit of the Fund's goal. A summary of the risks associated with these instrument types and investment practices is included as well.

         IICO or a subadvisor might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by the Fund's investment policies and restrictions. IICO or a subadvisor buys an instrument or uses a technique only if it believes that doing so will help the Fund achieve its goal(s). See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental, or operating, policies.

Securities - General

         The main types of securities in which the Funds may invest include common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. A Fund may invest in preferred stocks rated in any rating category of the established rating services or, if unrated, judged by IICO or a subadvisor to be of equivalent quality, subject to each Fund's limitations. In the case of "split-rated" securities, which result when nationally-recognized rating agencies rate the security at different rating levels (e.g., BBB by Standard & Poor's, a division of McGraw-Hill Companies, Inc. (S&P) and Ba by Moody's Investors Service (Moody's)), it is each Fund's general policy to classify such securities at the higher rating level where, in the judgment of IICO, such classification reasonably reflects the security's quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

         A Fund may invest in debt securities rated in any rating category of the established rating services, subject to each Fund's limitations, including securities rated in the lowest category (securities rated D by S&P and C by Moody's). Debt securities rated D by S&P or C by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities; however, securities rated BBB or Baa may have speculative characteristics. In addition, a Fund will treat unrated securities judged by IICO or a subadvisor to be of equivalent quality to a rated security as having that rating.

         Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, IICO's or a subadvisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. IICO or a subadvisor continuously monitors the issuers of lower-rated debt securities in each Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

         While credit ratings are only one factor IICO or a subadvisor relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed.

Each of the Funds may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

         Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

         The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's offering document. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

         Each of the Funds may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

    Bank Deposits

         Among the debt securities in which the Funds may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit Insurance Corporation insures the principal of such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and a Fund may invest in them only within the limit mentioned under Illiquid Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

    Borrowing

         Each Fund may borrow money for temporary, extraordinary or emergency purposes, only as permitted under the Investment Company Act of 1940, as amended (1940 Act), and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. As such, its share price may be subject to greater fluctuation until the borrowing is paid off.

         Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

    Banking Industry and Savings and Loan Obligations

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IICO's or a subadvisor's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

    Foreign Securities and Currencies

         The Funds may invest in the securities of foreign issuers, including depository receipts. In general, depository receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depository receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depository Receipts (ADRs), in registered form, are U.S. dollar denominated receipts typically issued by a U.S. bank, representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own domiciled country. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings. Furthermore, they do not generally include voting rights.

         Ivy Real Estate Securities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Mortgage Securities Fund, and Ivy Small Cap Value Fund may each invest up to 10% of the market value of its total assets in securities of foreign issuers which are not traded in the U.S. ADRs are not considered foreign securities for this purpose and are not subject to this 10% limitation. Each of Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Balanced Fund may not, however, invest more than 10% of its total assets in ADRs. Such securities are typically publicly traded but may in some cases be issued as private placements (each Fund will treat private placement securities as illiquid securities which, when aggregated with all other illiquid securities, may not exceed 15% of the Fund's net assets). Ivy Value Fund may invest up to 25% of its total assets in securities of foreign issuers which are not publicly traded in the U.S., and is under no restrictions with respect to ADRs. In addition, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Balanced Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund may invest in foreign securities without limitation.

         International depository receipts and European depository receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Ivy European Opportunities Fund and Ivy International Balanced Fund may invest in European Depositary Receipts. European Depository Receipts are not necessarily denominated in the currency of the underlying security. Global depository receipts are more recently developed receipts designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

         IICO or a subadvisor believes that there are investment opportunities as well as risks by investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. IICO or a subadvisor believes that the Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

         However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

         Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

         Because each Fund normally will be invested in both U.S. and foreign securities markets, changes in each Fund's share price may have a low correlation with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to each Fund.

         A Fund usually effects currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Fund converts assets from one currency to another. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, the Fund must convert that value, as denominated in its foreign currency, into U.S. dollars using the applicable currency exchange rate. The exchange rate represents the current price of a U.S. dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one U.S. dollar. If the Fund holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the Fund may be reduced or even eliminated if the foreign currency has decreased in value relative to the U.S. dollar subsequent to the date of purchase. In such a circumstance, the cost of a U.S. dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that IICO or a subadvisor will be able to anticipate these potential events or counter their effects.

         Emerging Markets. The considerations noted above generally are intensified in developing countries, or emerging markets. A developing country is a nation that, in IICO's or a subadvisor's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

         IICO or a subadvisor considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, the countries not included in this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan and Switzerland. In addition, developing market securities means (i) securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) securities of companies organized under the laws of, and with a principal office in, a developing market country. Ivy International Balanced Fund will at all times, except during temporary defensive periods, maintain investments in at least three countries having developing markets.

         Investments in Russia. Investments in securities of Russian companies could involve risks and special considerations not typically associated with investing in United States securities markets. Since the breakup of the Soviet Union at the end of 1991, Russia has experienced dramatic political and social change. The political system in Russia is emerging from a long history of extensive state involvement in economic affairs. The country is undergoing a rapid transition from a centrally-controlled command system to a market-oriented, democratic model. The Fund may be affected unfavorably by political or diplomatic developments, social instability, changes in government policies, taxation and interest rates, currency repatriation restrictions and other political and economic developments in the law or regulations in Russia and, in particular, the risks of expropriation, nationalization and confiscation of assets and changes in legislation relating to foreign ownership.

         The planned economy of the former Soviet Union was run with qualitatively different objectives and assumptions from those prevalent in a market system and Russian businesses do not have any recent history of operating within a market-oriented economy. In general, relative to companies operating in Western economies, companies in Russia are characterized by a lack of: (i) management with experience of operating in a market economy; (ii) modern technology; and, (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the future effect on Russian companies, if any, of Russia's continued attempts to move toward a more market-oriented economy. Russia's economy has experienced severe economic recession, if not depression, since 1990 during which time the economy has been characterized by high rates of inflation, high rates of unemployment, declining gross domestic product, deficit government spending, and a devaluing currency. The economic reform program has involved major disruptions and dislocations in various sectors of the economy, and those problems have been exacerbated by growing liquidity problems. Further, Russia presently receives significant financial assistance from a number of countries through various programs. To the extent these programs are reduced or eliminated in the future, Russian economic development may be adversely impacted.

         The Russian securities markets are substantially smaller, less liquid and significantly more volatile than the securities markets in the United States. In addition, there is little historical data on these securities markets because they are of recent origin. A substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges and over-the-counter markets. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading volume. Although evolving rapidly, even the largest of Russia's stock exchanges are not well developed compared to Western stock exchanges. The actual volume of exchange-based trading in Russia is low and active on-market trading generally occurs only in the shares of a few private companies. Most secondary market trading of equity securities occurs through over-the-counter trading facilitated by a growing number of licensed brokers. Shares are traded on the over-the-counter market primarily by the management of enterprises, investment funds, short-term speculators and foreign investors. The securities of Russian companies are mostly traded over-the-counter and, despite the large number of stock exchanges, there is still no organized public market for such securities. This may increase the difficulty of valuing the Fund's investments. No established secondary markets may exist for many of the securities in which the Fund may invest. Reduced secondary market liquidity may have an adverse effect on market price and the Fund's ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific economic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Market quotations are generally available on many emerging country securities only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices for actual sales.

         Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration transactions are subject to significant risks not normally associated with investments in the United States and other more developed markets. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or in certain limited cases by formal share certificates. However, there is not a central registration system and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and its possible for the Fund to lose its registration through fraud, negligence and even mere oversight. The laws and regulations in Russia affecting Western investment business continue to evolve in an unpredictable manner. Russian laws and regulations, particularly those involving taxation, foreign investment and trade, title to property or securities, and transfer of title, applicable to the Fund's activities are relatively new and can change quickly and unpredictably in a manner far more volatile than in the United States or other developed market economies. Although basic commercial laws are in place, they are often unclear or contradictory and subject to varying interpretation, and may at any time be amended, modified, repealed or replaced in a manner adverse to the interest of the Fund. There is still lacking a cohesive body of law and precedents normally encountered in business environments. Foreign investment in Russian companies is, in certain cases, legally restricted. Sometimes these restrictions are contained in constitutional documents of an enterprise which are not publicly available. Russian foreign investment legislation currently guarantees the right of foreign investors to transfer abroad income received on investments such as profits, dividends and interest payments. This right is subject to settlement of all applicable taxes and duties. However, more recent legislation governing currency regulation and control guarantees the right to export interest, dividends and other income on investments, but does not expressly permit the repatriation of capital from the realization of investments. Current practice is to recognize the right to repatriation of capital. Authorities currently do not attempt to restrict repatriation beyond the extent of the earlier law. No guarantee can be made, however, that amounts representing realization of capital of income will be capable of being remitted. If, for any reason, the Fund were unable to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes) within applicable time periods, the Fund would not qualify for the favorable U.S. federal income tax treatment afforded to regulated investment companies, or, even if it did so qualify, it might become liable for income and excise taxes on undistributed income.

         Russian courts lack experience in commercial dispute resolution and many of the procedural remedies for enforcement and protection of legal rights typically found in Western jurisdictions are not available in Russia. There remains uncertainty as to the extent to which local parties and entities, including Russian state authorities, will recognize the contractual and other rights of the parties with which they deal. Accordingly, there will be difficulty and uncertainty in the Fund's ability to protect and enforce its rights against Russian state and private entities. There is also no assurance that the Russian courts will recognize or acknowledge that the Fund has acquired title to any property or securities in which the Fund invests, or that the Fund is the owner of any property or security held in the name of a nominee which has acquired such property or security on behalf of the Fund, because there is at present in Russia no reliable system or legal framework regarding the registration of titles. There can be no assurance that this difficulty in protecting and enforcing rights in Russia will not have a material adverse effect on the Fund and its operations. Difficulties are likely to be encountered enforcing judgments of foreign courts within Russia or of Russian courts in foreign jurisdictions due to the limited number of countries which have signed treaties for mutual recognition of court judgments with Russia.

         Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

         The Funds may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Fund may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and Other Strategies - Forward Currency Contracts.

         Investments in obligations of domestic branches of foreign banks will be considered domestic securities if IICO or a subadvisor has determined that the nature and extent of Federal and state regulation and supervision of the branch in question is substantially equivalent to Federal or state chartered domestic banks doing business in the same jurisdiction.

         Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         Brady Bonds. Ivy European Opportunities Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay, and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

    Illiquid Investments

         Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1)	repurchase agreements not terminable within seven days;
(2)	restricted securities not determined to be liquid pursuant to guidelines established by the Fund's Board of Trustees;
(3)	non-government stripped fixed-rate mortgage-backed securities;
(4)	bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
(5)	over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;
(6)	securities for which market quotations are not readily available; and
(7)	securities involved in swap, cap, floor and collar transactions.

         The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

    Indexed Securities

         Each Fund may purchase indexed securities subject to its operating policy regarding derivative instruments. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IICO will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

    Initial Public Offerings

         Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Some Funds may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

    Investment Company Securities

         Each Fund may purchase securities of investment companies. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

         Closed-end Investment Companies. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, each Fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for some of the Funds otherwise permitted to invest in foreign securities to invest indirectly in certain developing markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares of closed-end investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

         Exchange Traded Funds. Each Fund (other than the Cash Reserves Fund) may invest in Exchange Traded Funds (ETFs) as a means of tracking the performance of a designated stock index while maintaining liquidity. For example, a Fund may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and "Dow Industrial Diamonds," which track the Dow Jones Industrial Average, or in other ETFs which track indexes, provided that such investments are consistent with a Fund's investment objective as determined by IICO or subadvisor. Each of these securities represents shares of ownership of a long-term unit investment trust that holds all of the stock included in the relevant underlying index. Since most ETFs are a type of investment company, the Funds' purchases of ETF shares are subject to the non-fundamental investment restrictions regarding investments in other investment companies.

         ETFs carry a price which equals a specified fraction of the value of the designated index and are exchange traded. As with other equity transactions, brokers charge a commission in connection with the purchase of ETFs. In addition, an asset management fee is charged in connection with the underlying unit investment trust (which is in addition to the investment management fee paid by a Fund).

         Trading costs for ETFs are somewhat higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a quick and convenient method of maximizing the use of a Fund's assets to track the return of a particular stock index.

         Investments in an ETF generally present the same primary risks as investments in a conventional Fund, which are not exchange traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETFs shares may trade at a premium or discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

    Lending Securities

         For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to the maximum amount of total assets allowed by the SEC (currently, one-third of total assets which, for purposes of this limitation, will include the value of collateral received in return for securities loaned). If a Fund lends securities, the borrower must pay the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under the Funds' current securities lending procedures, a Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by IICO or a subadvisor. The creditworthiness of entities to which a Fund makes loans of portfolio securities is monitored by IICO or subadvisor throughout the term of each loan.

         Any securities loans that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities lent. Under the present Guidelines, the collateral must consist of cash, U.S. government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

         There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

         The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank) must be satisfactory to IICO. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

         Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote as to (1) whom securities may be lent, (2) the investment of cash collateral, or (3) voting rights.

         There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities lent increases, as well as risks of delay in recovering the securities lent or even loss of rights in collateral should the borrower fail financially.

    Money Market Instruments

         Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

    Mortgage-Backed and Asset-Backed Securities

         Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

         The U.S. government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

         The Fund may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may so invest as long as IICO or a subadvisor determines that such investments are consistent with the Fund's goals and investment policies.

         Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

         For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

         Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

         Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

         The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

         Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

         The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

         Direct Investments in Mortgages -- Whole Loans. Ivy Mortgage Securities Fund, Ivy Bond Fund, and Ivy Balanced Fund may invest up to 10% of the value of its net assets directly in mortgages securing residential or commercial real estate (i.e., the Fund becomes the mortgagee). Such investments are not "mortgage-related securities" as described above. They are normally available from lending institutions which group together a number of mortgages for resale (usually from 10 to 50 mortgages) and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. (Such investments are also referred to as "whole loans".) The vendor of such mortgages receives a fee from a Fund for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. Unlike pass-through securities, whole loans constitute direct investment in mortgages inasmuch as a Fund, rather than a financial intermediary, becomes the mortgagee with respect to such loans purchased by the Fund. At present, such investments are considered to be illiquid by IICO or subadvisor, as the case may be. The Fund will invest in such mortgages only if its investment advisor or subadvisor has determined through an examination of the mortgage loans and their originators (which may include an examination of such factors as percentage of family income dedicated to loan service and the relationship between loan value and market value) that the purchase of the mortgages should not represent a significant risk of loss to the Fund.

    Natural Resources and Physical Commodities

         Since Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, that Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund's portfolio of investments, the Fund's subadvisor will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

         Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

         Ivy Global Natural Resources Fund's investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, Mackenzie Financial Corporation (MFC), the Fund's subadvisor, currently intends that it will only be in a form that is readily marketable. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

    Options, Futures and Other Strategies

         General. IICO or a subadvisor may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge the Fund's investments. The strategies described below may be used in an attempt to manage the risks of the Fund's investments that can affect fluctuation in its net asset value (NAV).

         Generally, the Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, the Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. If a Fund is authorized to invest in foreign securities denominated in other currencies, it may purchase and sell foreign currency derivatives.

         Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

         Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's holdings is the same as if the transaction were entered into for speculative purposes.

         Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

         The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (SEC), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC). The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and the regulations thereunder and, therefore, are not subject to registration or regulation as a commodity pool operator under such Act. In addition, the Fund's ability to use Financial Instruments is limited by tax considerations. See Taxation of the Funds.

         In addition to the instruments, strategies and risks described below, IICO expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. IICO or a subadvisor may utilize these opportunities to the extent that they are consistent with the Fund's goal and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

         (1)         Successful use of most Financial Instruments depends upon IICO or a subadvisor's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

         (2)         There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         (3)         If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because IICO or a subadvisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

         4)         As described below, the Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (5)         The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

         Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

         Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

         Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         A type of put that the Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

         Risks of Options on Securities. Options offer large amounts of leverage, which will result in the Fund's NAV being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         Options On Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

         Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

         OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

         Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         In addition, futures contract strategies can be used to manage the average duration of the Fund's fixed-income portfolio. If IICO or a subadvisor wishes to shorten the average duration of the Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If IICO or a subadvisor wishes to lengthen the average duration of the Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

         Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

         Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by IICO or a subadvisor may still not result in a successful transaction. IICO or a subadvisor may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

         Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, the Fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

         Where index futures contracts are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         Foreign Currency Hedging Strategies -- Special Considerations. The Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which IICO or a subadvisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

         The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

         Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         Forward Currency Contracts. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         Such transactions may serve as long hedges; for example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

         The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that IICO or a subadvisor believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and IICO or a subadvisor believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency (such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Fund's commitment to purchase the new (more favorable) currency is limited to the market value of the Fund's securities denominated in the old (less favorable) currency. Because these transactions are not entered into for hedging purposes, the Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

         The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, IICO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

         Successful use of forward currency contracts depends on IICO or a subadvisor's skill in analyzing and predicting currency values. Forward currency contracts may substantially change the Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as IICO or a subadvisor anticipates. There is no assurance that IICO or a subadvisor's use of forward currency contracts will be advantageous to the Fund or that IICO or a subadvisor will hedge at an appropriate time.

         Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Turnover. The Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

         Swaps, Caps, Floors and Collars. Each Fund may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective and policies, including to attempt to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to attempt to enhance yield, to protect against currency fluctuations, as a duration management technique, or to gain exposure to certain markets in the most economical way possible.

         A swap agreement is a derivative involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates (periodic payment dates) on the basis of a specified amount (notional principal amount). Examples of swap agreements include, but are not limited to, interest rate swaps (including caps, floors and collars), credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps.

         The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

         Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty.

         Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

         Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps, floors and collars have an effect similar to buying or writing options.

         The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

         A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its premium paid or the stream of payments over the term of the contract. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, and could be longer, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

         The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

         Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If' a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Fund's limitation on investments in illiquid securities.

         Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged swap transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

         Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. A Fund bears the risk that IICO or a subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the fund. If IICO or a subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause significant losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

         The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if IICO or a subadvisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

         The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by IICO or a subadvisor. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

         The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of the 1940 Act. Each Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. IICO and the Funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

    Real Estate Investment Trust Securities

         Ivy Balanced Fund, Ivy Real Estate Securities Fund and Ivy Value Fund may invest in securities issued by real estate investment trusts. A real estate investment trust (REIT) is a corporation or a business trust that would otherwise be taxed as a corporation, which meets certain requirements of the Internal Revenue Code of 1986, as amended (Code). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. In order to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, and gains from sale of real estate assets), and must distribute to shareholders annually 95% or more of its taxable income. Moreover, at the end of each quarter of its taxable year, at least 75% of the value of its total assets must be represented by real estate assets, cash and cash items and U.S. government securities.

         REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate, and derives primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of the Fund investments in REITs will consist of equity REITs.

    Repurchase Agreements

         The Fund may purchase securities subject to repurchase agreements. If the repurchase agreement is not terminable within seven days, the securities would be considered illiquid. See Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

         The majority of the repurchase agreements in which the Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by IICO.

    Restricted Securities

         Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

         There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g., Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Trustees. See Illiquid Investments.

    Short Sales Against the Box

         Each Fund (other than Ivy Cundill Global Value Fund, Ivy Dividend Income Fund and International Fund) may sell securities "short against the box." Whereas a short sale is the sale of a security a Fund does not own, a short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses. The Funds have no present intention to sell securities short in this fashion.

    U.S. Government Securities

         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

         Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

         Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

         If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. A Fund will invest in securities of agencies and instrumentalities only if IICO is satisfied that the credit risk involved is acceptable.

         U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See, Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

    Variable or Floating Rate Instruments

         Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

    Warrants and Rights

         Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp decline in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

    Warrants with Cash Extractions

         Ivy International Balanced Fund may also invest up to 5% of its assets in warrants used in conjunction with the cash extraction method. If an investor wishes to replicate an underlying share, the investor can use the warrant with cash extraction method by purchasing warrants and holding cash. The cash component would be determined by subtracting the market price of the warrant from the underlying share price.

         For example, assume one share for company "Alpha" has a current share price of $40 and issued warrants can be converted one for one share at an exercise price of $31 exercisable two years from today. Also assume that the market price of the warrant is $10 ($40 - $31 + $1) because investors are willing to pay a premium ($1) for previously stated reasons. If an investor wanted to replicate an underlying share by engaging in a warrant with cash extraction strategy, the amount of cash the investor would need to hold for every warrant would be $30 ($40 - $10 = $30). A warrant with cash extraction is, thus, simply a synthetically created quasi-convertible bond.

         If an underlying share issues no or a low dividend and has an associated warrant with a market price that is low relative to its share price, a warrant with cash extraction may provide attractive cash yields and minimize capital loss risk, provided the underlying share is also considered a worthy investment. For example, assume Alpha's share is an attractive investment opportunity and its share pays no dividend. Given the information regarding Alpha provided above, also assume that short-term cash currently yields 5% per year and that the investor plans to hold the investment at least two years, barring significant near-term capital appreciation. If the share price were to fall below $30, the warrant with cash extraction strategy would yield a lower loss than the underlying share because an investor cannot lose more than the purchase cost of the warrant (capital risk minimized). The cash component for this strategy would yield $3.08 after two years (compound interest). The total value of the underlying investment would be $43.08 versus $40.00 for the non-yielding underlying share (attractive yield). Finally, it is important to note that this strategy will not be pursued if it is not economically more attractive than underlying shares.

    When-Issued and Delayed-Delivery Transactions

         Each Fund (other than Ivy Small Cap Value Fund and Ivy Value Fund) may purchase securities in which it may invest on a when-issued or delayed-delivery (forward commitment) basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When the Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of securities in determining its NAV per share. When the Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When the Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining the Fund's NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

         The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of IICO or subadvisor, as the case may be to correctly anticipate increases and decreases in interest rates and prices of securities. If IICO or subadvisor anticipates a rise in interest rates and a decline in prices and, accordingly, a Fund sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Fund will have lost the opportunity to profit from the price increase. If the investment advisor or subadvisor anticipates a decline in interest rates and a rise in prices, and, accordingly, the Fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether IICO or subadvisor is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in a Fund's net asset value.

         When-issued securities and forward commitments may be sold prior to the settlement date, but, except for mortgage dollar roll transactions (as discussed below), a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each of these Funds may hold a when-issued security or forward commitment until the settlement date, even if the Fund will incur a loss upon settlement. To facilitate transactions in when-issued securities and forward commitments, a Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. (At the time a Fund makes the commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value.)

         Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, and Ivy Mortgage Securities Fund may also enter into such transactions to generate incremental income. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable or unwilling to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Fund to roll over its purchase commitment, the Fund may receive a negotiated fee. These transactions, referred to as mortgage dollar rolls (discussed below), are entered into without the intention of actually acquiring securities.

         The purchase of securities on a when-issued or forward commitment basis exposes the Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Fund's purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares. No more than 30% of the value of such Fund's (other than Ivy International Balanced Fund's) total assets will be committed to when-issued or forward commitment transactions, and of such 30%, no more than two-thirds (i.e., 20% of its total assets) may be invested in mortgage dollar rolls. No more than 20% of the value of Ivy International Balanced Fund's total assets will be committed to when-issued or forward commitment transactions.

         Mortgage Dollar Rolls. In connection with its ability to purchase securities on a when-issued or forward commitment basis, Ivy Bond Fund, Ivy Balanced Fund, and Ivy Mortgage Securities Fund may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, a Fund gives up the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls. A Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the ability of IICO or subadvisor, as the case may be, to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. In addition, the use of mortgage dollar rolls by a Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

         For financial reporting and tax purposes, mortgage dollar rolls are considered as two separate transactions: one involving the sale of a security and a separate transaction involving a purchase. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a "financing" rather than as a separate sale and purchase transactions.

    Zero Coupon Securities

         Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

         A Fund may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with original issue discount (OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends it pays to its shareholders. The Fund will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. The Fund may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

         A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

         The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

    Defensive Purposes

         Each of Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund may invest up to 20% of its net assets in cash or cash items. Ivy Real Estate Securities Fund may invest approximately 5% of its net assets in cash or cash items. In addition, for temporary or defensive purposes, each Fund may invest in cash or cash items without limitation. The "cash items" in which each Fund may invest, include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term U.S. dollar-denominated obligations.

Investment Restrictions and Limitations

         Certain of the Funds' investment restrictions and other limitations are described in this SAI. Each of the Funds is "diversified" as defined in the 1940 Act. This means that at least 75% of the value of the Fund's total assets is represented by cash and cash items, government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

    Fundamental Investment Restrictions and Limitations

         The following are each Fund's fundamental investment limitations set forth in their entirety, which cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

         The following are the fundamental policies of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund and may not be changed without shareholder approval. Each of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund has elected to be classified as a diversified series of an open-end investment company. Each of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund may not:

(1)	borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2)	issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3)	engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4)

purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities;

(5)

purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI. In addition, Ivy Global Natural Resources Fund may invest in commodities relating to natural resources, as described in the Prospectus and this SAI;

(6)

make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans; and

(7)

concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         The following are the fundamental policies of Ivy Dividend Income Fund and may not be changed without shareholder approval. Ivy Dividend Income Fund may not:

(1)	Buy real estate nor any nonliquid interests in real estate investment trusts;

(2)

With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act), if immediately after and as a result of such purchase, (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer;

(3)	Buy the securities of companies in any one industry if more than 25% of the Fund's total assets would then be in companies in that industry;

(4)

Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements, to the extent allowed, and in accordance with the requirements, under the 1940 Act. For purposes of this restriction, the participation of the Fund in a credit facility whereby the Fund may directly lend and borrow money for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered to be the making of a loan;

The following interpretation applies to, but is not part of, this fundamental restriction: the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

(5)	Invest for the purpose of exercising control or management of other companies;

(6)	Participate on a joint, or a joint and several, basis in any trading account in any securities;

(7)

Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (2) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

(8)	Engage in the underwriting of securities of other issuers;

(9)

Borrow for leveraging or investment. The Fund may borrow money for temporary, emergency or extraordinary purposes in an amount not exceeding 33 1/3% of the value of its total assets less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the Fund's total assets less liabilities (other than borrowings) will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(10)

Purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments; or

(11)	Issue senior securities.

         The following are the fundamental policies of each of Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund and may not be changed without shareholder approval.

(1)	Policy Regarding Borrowing and the Issuance of Senior Securities.

No Fund may issue senior securities. Each Fund may, however, issue additional series and classes of shares in accordance with the Agreement and Declaration of Trust of Ivy Funds.

Each Fund may borrow money only for temporary, emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of a Fund's total assets less liabilities (other than borrowings) will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

(2)	Policy Regarding Concentration in a Particular Industry.

Ivy Bond Fund, Ivy International Balanced Fund, Ivy Balanced Fund, Ivy Value Fund and Ivy Small Cap Value Fund.

The Fund will not concentrate its investments in a particular industry. For purposes of this limitation, the U.S. government, and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Ivy Mortgage Securities Fund.

Under normal market conditions, the Fund will concentrate its investments in the mortgage and mortgage-finance industry. The Fund will not concentrate its investments in any other particular industry. For purposes of this limitation, the U.S. government, and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Ivy Real Estate Securities Fund.

Under normal market conditions, the Fund will concentrate its investments in the real estate or real estate related industry. The Fund will not concentrate its investments in any other particular industry. For purposes of this limitation, the U.S. government, and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(3)	Policy Regarding Investments in Real Estate.

The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

(4)	Policy Regarding Investments in Commodities.

No Fund may purchase or sell physical commodities; however, this policy does not prevent a Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

(5)	Policy Regarding Lending.

The Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements, to the extent allowed, and in accordance with the requirements, under the 1940 Act. For purposes of this restriction, the participation of the Fund in a credit facility whereby the Fund may directly lend and borrow money for temporary purposes, provided that the loans are made in accordance with an order of exemption from the Securities and Exchange Commission and any conditions thereto, will not be considered the making of a loan.

(6)	Policy Regarding Underwriting of Securities.

The Fund will not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     Non-Fundamental Investment Restrictions and Limitations

         The following investment restrictions are not fundamental, or are operating, and may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.

         The following are non-fundamental investment restrictions for Ivy Cundill Global Value Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy Cundill Global Value Fund may not:

(1)	purchase or sell real estate limited partnership interests;

(2)	purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(3)	invest in oil, gas and/or mineral exploration or development programs;

(4)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, and except that the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(5)	make investments in securities for the purpose of exercising control over or management of the issuer;

(6)

participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of IICO for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(7)

borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings will be repaid before any additional investments are made;

(8)

purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value) invested in securities restricted as to disposition under the Federal securities laws; or

(9)

purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the restrictions in Section 12(d)(1) of the 1940 Act.

         The following are non-fundamental investment restrictions for Ivy Dividend Income Fund and may be changed by the Board of Trustees without approval of the shareholders of the Fund:

(1)	Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying equity securities.

(2)	The Fund does not intend to invest more than 25% of its total assets in foreign securities.

(3)	The Fund does not currently intend to invest in non-investment grade debt securities if, as a result, more than 10% of its total assets would consist of such investments.

(4)	The Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

(5)	The Fund may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act.

(6)

The Fund may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

(7)

To the extent that the Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's total assets that are at risk in futures contracts, options on futures contracts and currency options.

         The following are non-fundamental investment restrictions for Ivy European Opportunities Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy European Opportunities Fund may not:

(1)

invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadvisor's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

(2)

purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(3)	purchase or sell real estate limited partnership interests;

(4)	sell securities short, except for short sales "against the box";

(5)

participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's subadvisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(6)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(7)	make investments in securities for the purpose of exercising control over or management of the issuer; or

(8)	invest in interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs).

         The following are non-fundamental investment restrictions for Ivy Global Natural Resources Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy Global Natural Resources Fund may not:

(1)

invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(2)

purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(3)	purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(4)	invest in interests in oil, gas and/or mineral exploration or development programs;

(5)	sell securities short, except for short sales "against the box;"

(6)

borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(7)

participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(8)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(9)	make investments in securities for the purpose of exercising control over management of the issuer.

         Under the 1940 Act, Ivy Global Natural Resources Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

         The following are non-fundamental investment restrictions for Ivy International Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy International Fund may not:

(1)	invest in oil, gas or other mineral leases or exploration or development programs;

(2)	invest in companies for the purpose of exercising control of management;

(3)

invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(4)

borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

(5)	purchase securities on margin;

(6)	sell securities short;

(7)

purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

(8)

invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. government, its agencies, authorities, and instrumentalities);

(9)	hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. government, its agencies, authorities and instrumentalities); or

(10)	purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

         Under the1940 Act, Ivy International Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (4) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

         The following are non-fundamental investment restrictions for Ivy International Value Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy International Value Fund may not:

(1)	invest in oil, gas or other mineral leases or exploration or development programs;

(2)	invest in companies for the purpose of exercising control of management;

(3)	sell securities short, except for short sales "against the box;"

(4)	borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes;

(5)

purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

(6)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(7)

purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidations, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder.

         Ivy International Value Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

         Under the 1940 Act, Ivy International Value Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.

         The following are non-fundamental investment restrictions for Ivy Pacific Opportunities Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy Pacific Opportunities Fund may not:

(1)	invest in oil, gas or other mineral leases or exploration or development programs;

(2)	invest in companies for the purpose of exercising control of management;

(3)

purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(4)

invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(5)

borrow money, except for temporary purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(6)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(7)

participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(8)	sell securities short, except for short sales "against the box;" or

(9)

purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act.

         The following are non-fundamental investment restrictions for each of Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds:

(1)	The Fund will not acquire any new securities while borrowings, including borrowings through reverse repurchase agreements, exceed 5% of total assets.

(2)

The Fund will use futures contracts and options on futures contracts only (a) for "bona fide hedging purposes" (as defined in regulations of the Commodity Futures Trading Commission) or (b) for other purposes so long as the aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of liquidation value of the Fund's portfolio.

(3)

The Fund may mortgage, pledge or hypothecate its assets only to secure permitted borrowings. Collateral arrangements with respect to futures contracts, options thereon and certain options transactions are not considered pledges for purposes of this limitation.

(4)	The Fund may not make short sales of securities, other than short sales "against the box."

(5)

The Fund may not purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of securities transactions and it may make margin deposits in connection with futures contracts.

(6)	The Fund will not invest more than 15% of its net assets in illiquid securities.

(7)

The total market value of securities against which the Fund may write call or put options will not exceed 20% of the Fund's total assets. In addition, the Fund will not commit more than 5% of its total assets to premiums when purchasing put or call options.

         An investment policy or limitation that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Portfolio Turnover

         A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

         The portfolio turnover rate for the fiscal periods ended March 31, 2005, March 31, 2004 and December 31, 2003 were as follows:

Fund	2005	2004*	2003
Ivy Cundill Global Value Fund	5%	1%	24%
Ivy Dividend Income Fund	32%	12%	16%
Ivy European Opportunities Fund	63%	31%	123%
Ivy Global Natural Resources Fund	110%	29%	58%
Ivy International Fund	76%	27%	136%
Ivy International Value Fund	106%	23%	148%
Ivy Pacific Opportunities Fund	87%	61%	187%

         The portfolio turnover rate for the fiscal periods ended March 31, 2005, March 31, 2004 and July 31, 2003 were as follows:

Fund	2005	2004*	2003
Ivy Real Estate Securities Fund	48%	35%	48%
Ivy Small Cap Value Fund	124%	27%	54%
Ivy Value Fund	81%	86%	123%

         The portfolio turnover rate for the fiscal periods ended March 31, 2005, March 31, 2004 and September 30, 2003 were as follows:

Fund	2005	2004*	2003
Ivy Balanced Fund	37%	29%	110%
Ivy Bond Fund	200%	78%	119%
Ivy International Balanced Fund	16%	15%	39%
Ivy Mortgage Securities Fund	200%	57%	83%

*The portfolio turnover rate is not annualized. Each Fund has a lower turnover rate for the fiscal period ended March 31, 2004 because the period comprised only 3 months, 6 months, or 8 months, as the case may be, compared with the usual 12 months.

         In October 2004, the Ivy Bond Fund received a large deposit, effectively doubling the size of the Fund. With the deposit proceeds, securities were purchased that reflected the portfolio manager's desired exposure with respect to interest rates and fixed income investment asset classes or sectors. However, since it is impossible to immediately re-position the portfolio in the desired individual securities, trades into such securities occurred over the ensuing six to nine months resulting in substantially higher turnover for the Fund.

         In January 2005, BlackRock, Inc. acquired State Street Research & Management, the former subadvisor of Ivy Small Cap Value Fund, and assumed the subadvisory responsibilities for this Fund. As such, BlackRock continues to evaluate the current holdings of the Fund and make changes it feels are necessary. This evaluation and subsequent change in portfolio holdings will likely continue for the foreseeable future.

          A high turnover rate will increase transaction costs and commission costs that will be borne by the Funds and could generate taxable income or loss.

Disclosure of Portfolio Holdings

         The Funds have adopted policies and procedures intended to prevent unauthorized disclosure of Fund portfolio holdings information (Policy). The Policy permits disclosure of non-public portfolio holdings to selected parties only when a Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

    Publicly Available Portfolio Holdings

         A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Ivy Funds website. This information may be a Fund's complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR or in the Fund's first and third quarter reports and filed with the SEC on Form N-Q. This information may also be a partial listing, such as a Fund's top ten portfolio holdings posted on the Ivy Funds website (approximately 30 days after quarter-end).

    Non-Public Portfolio Holdings

         The Policy allows the disclosure of a Fund's non-public portfolio holdings for a Fund's legitimate business purposes, subject to certain conditions, to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

         The Fund's Treasurer or his designee may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

         A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

         A Fund's partial or complete portfolio holdings may be disclosed as frequently as monthly, to certain other persons (recipients), including broker/dealers, current and prospective shareholders of the Fund and current and prospective clients of IICO (or its affiliate), provided that:

  The recipient requests such information from IICO (or its affiliate);
  The individual receiving the request, in conjunction with the Fund's Chief Compliance Officer (CCO), determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;
  The individual receiving the request obtains prior approval from the Legal Department;
  The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (a) will be kept confidential; (b) may not be used to trade in any such portfolio holding that has not been made publicly available nor to purchase or redeem shares of any Fund holding such security; and (c) may not be disseminated or used for any purpose other than the purpose referenced in the confidentiality agreement; and
  No compensation is received by the Funds, the Investment Adviser or any other party in connection with the disclosure of information about portfolio securities.

         The Policy provides that attribution reports containing only sector and/or industry breakdown for a Fund can be released without a confidentiality agreement and without regard to any time constraints.

         In determining whether there is a legitimate business purpose for making disclosure of a Fund's non-public portfolio holdings information, the Fund's CCO will typically consider whether the disclosure is in the best interests of Fund shareholders and whether any conflict of interest exists between the shareholders and the Fund or Waddell & Reed or its affiliates. The Policy is subject to periodic review by the Fund's Board of Directors. As part of the annual review of the Fund's compliance policies and procedures, the Fund's CCO will report to the Board of Directors regarding the operation and effectiveness of the Policy, including as to any changes to the Policy that have been made or recommendations for future changes to the Policy.

         The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about a Fund's portfolio securities holdings.

Custodian, Auditors and Service Providers
UMB Bank, n.a.
Citigroup Global Transaction Services
Deloitte & Touche LLP
Ivy Investment Management Company
Waddell & Reed Services Company
Ivy Funds Distributor, Inc.

         Pursuant to a custodian contract, each Fund has selected UMB Bank as custodian for its securities and cash. As custodian, UMB Bank maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by the custodian. The Fund's sub-custodian serves a similar function for foreign securities.

Rating, Ranking and Research entities
Bloomberg
Lipper
Morningstar
Standard and Poors
Thompson Financial
Vickers
Wiesenberger
Ibbotson
Vestek

         Each Fund may send its complete portfolio holdings information to one or more of the rating, ranking and /or research agencies listed above for the purpose of having such agency develop a rating, ranking or specific research product for the Fund.

Brokerage and Brokerage-related information entities
A.G. Edwards & Sons, Inc.
ABN Amro, Inc.
Advest, Inc.
Bank of America Securities, LLC
BankOne Securities Corp,
Barclay's Capital, Inc.
BB & T Capital Markets
BCP Securities LLC
Bear Stearns & Co.
Belle Haven Investments, L.P.
Bergen Capital, Inc.
Blaylock & Partners, L.P.
Bloomberg Tradebook, LLC
BNP Paribas
BNY Capital Markets
Bonds Direct Securities, LLC
BOSC, Inc.
CIBC World Markets Corp.
Citigroup Global Markets, Inc.
Coastal Securities, L.P.
Commerce Capital Markets, Inc.
Crews & Associates, Inc.
CRT Capital Group, LLC
Credit Suisse First Boston, LLC
DebtTraders, Inc.
Deutsche Bank, AG
Dresdner Kleinwort Wasserstein Securities, LLC
Duncan-Williams, Inc.
Fidelity Capital Markets
Fifth Third Securities, Inc.
First Albany Capital, Inc.
First Southwest Company
FTN Financial Capital Markets
First Union Securities, Inc.
Fulcrum Investment Group, LLC
George K. Baum & Company
Griffin, Kubik, Stephens & Thompson, Inc.
Global Financial Services, LLC
GMS Group, LLC
Goldman Sachs & Co.
GX Clarke & Co.
Hanifen, Imhoff, Inc.
Herbert J. Sims & Co., Inc.
Hibernia Southcoast Capital, Inc.
HSBC Securities, Inc.
ING Financial Markets, LLC
Janney Montgomery Scott LLC
JP Morgan Securities, Inc.
Keefe, Bryette & Woods, Inc.
KeyBanc Capital Markets
KBC Financial Products USA, Inc.
Kirkpatrick, Pettis, Smith, Polian, Inc.
Lazard Freres & Co., LLC
Leerink Swann & Co
Legg Mason Wood Walker, Inc.
Lehman Brothers, Inc.
Libertas Partners LLC
Loop Capital Markets LLC
Maxcor Financial, Inc.
Merrill Lynch Pierce Fenner & Smith
Mesirow Financial, Inc.
Mizuho Securities USA, Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley & Co., Inc.
M.R. Beal and Co.
Newman & Assoc., Inc
Nomura Securities International, Inc.
Paine Webber, Inc.
Piper Jaffray & Co.
Prager, Sealy & Co., LLC
Pressprich
Raymond James & Associates, Inc.
RBC Dain Rauscher, Inc.
RBC Dominion Securities, Corp.
RFC
Robert W. Baird & Co., Inc.
Salomon Brothers
Santander Central Hispano
Scotia Capital (USA), Inc.
Seattle Northwest Securities Corp.
Siebert Brandford Shank & Co., LLC
Southwest Securities, Inc.
Spear Leads & Kellog, L.P.
Stephens, Inc.
TD Securities (USA), Inc.
TFC Financial Management
Tejas Securities Group
Toronto Dominion Investments, Inc.
UBS Investment Bank
W.H. Mell Associates, Inc.
Wachovia Securities, LLC
B.C. Ziegler & Company
Zions Investment Securities, Inc.

         Each Fund may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Fund. No compensation is received by any Fund, IICO or its affiliates and portfolio holdings information will only be provided for legitimate business purposes.

         The Fund may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE FUNDS

Trustees and Officers

         The Trust is governed by the Board of Trustees (Board). A majority of the Board members are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act and therefore qualify as Independent Trustees. The Board elects the officers who are responsible for administering the Funds' day-to-day operations. The members of the Board are also Directors for, and similarly oversee the operations of, each of the 13 funds in the Ivy Funds, Inc., which, together with the 15 funds in the Trust, comprise the Ivy Family of Funds. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Ivy Family of Funds and the Advisors Fund Complex, which is comprised of each of the funds in the Waddell & Reed Advisors Funds (21 funds), W&R Target Funds, Inc. (20 funds) and Waddell & Reed InvestEd Portfolios, Inc. (three funds). Eleanor B. Schwartz, Joseph Harroz, Jr. and Henry J. Herrmann also serve as directors of each of the funds in the Advisors Fund Complex.

Subject to the Funds' Emeritus and Retirement Policy, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The Board appoints officers and delegates to them the management of the day-to-day operations of each of the Funds, based on policies reviewed and approved by the Board and general oversight by the Board.

    Independent Trustees

         The following table provides information regarding each Independent Trustee.

NAME, ADDRESS AND AGE	POSITION HELD WITH THE TRUST	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jarold W. Boettcher 6300 Lamar Avenue Overland Park, KS 66202 Age: 65	Trustee	Trust: 2002 Fund Complex: 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present); President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present); President of Boettcher Aerial, Inc. (Aerial Ag Applicator) (1983 to present)	28	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.; Trustee, Kansas Public Employees Retirement System
James D. Gressett 6300 Lamar Avenue Overland Park, KS 66202 Age: 55	Trustee	Trust: 2002 Fund Complex: 2002	Secretary of Streetman Homes, LLP (homebuilding company) (2001 to present); Chief Executive Officer (CEO) of PacPizza LLC (Pizza Hut franchise) (2000 to 2004); President of Alien, Inc. (real estate development) (1997 to 2001)	28	Director of Collins Financial Services, a debt recovery company
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 38	Trustee	Trust: 2002 Fund Complex: 1998	Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise (1998 to present)	72	Director of Advisors Fund Complex
Glendon E. Johnson, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 53	Trustee	Trust: 2002 Fund Complex: 2002	Of Counsel, Lee & Smith, PC (law firm) (1996 to present); Member/Manager, Castle Valley Ranches, LLC (ranching) (1995 to present)	28	None
Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 Age: 68	Trustee	Trust: 2002 Fund Complex: 1995	Professor Emeritus since 2003; Professor of Business Administration, University of Missouri at Kansas City, 1980 to 2003	72	Director of Advisors Fund Complex
Michael G. Smith 920 York Road Suite 350 Hinsdale IL 60521 Age: 61	Trustee	Trust: 2002 Fund Complex: 2002	Retired	28	Director, Executive Board, Cox Business School, Southern Methodist University; Director, Northwestern Mutual Life Series Funds & Mason Street Advisors Funds (29 portfolios overseen)
Edward M. Tighe 6300 Lamar Avenue Overland Park, KS 66202 Age: 62	Trustee	Trust: 1999 Fund Complex: 2002	Retired; CEO and Director of Asgard Holding, LLC (computer network and security services) (2002 to 2004); CEO and Director of JBE Technology Group, Inc. (telecommunications services) (2001 to 2003); CEO and Director of Global Mutual Fund Services (1993 to 2000); CEO and Director of Global Technology Management, Inc. (software and services) (1992 to 2000)	28	Director of Hansberger Institutional Funds (3 portfolios overseen)

    Interested Trustees

         A Trustee is "interested" by virtue of his/her engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly owned subsidiaries, including the Funds' investment manager, Ivy Investment Management Company (IICO), the Funds' principal underwriter, Ivy Funds Distributor, Inc. (IFDI), and the Funds' accounting services agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of his/her personal ownership in shares of WDR.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TRUSTEE/OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 Age: 62	Chairman of the Board* President Trustee	Trust: 2005 Fund Complex: 2005 Trust: 2001 Fund Complex: 2001 Trust: 1998 Fund Complex: 1998	President, Chief Executive Officer of WDR (2005 to present); President and Chief Investment Officer (CIO) of WDR (1998 to 2005); President, CEO and Chairman of IICO (2002 to present); President, CEO and Chairman of Waddell & Reed Investment Management Company (WRIMCO) (1993 to present); Chief Investment Officer of WRIMCO (1991 to 2005) and IICO (2002 to 2005); President of each of the funds in the Fund Complex	72

Director of WDR, IICO, IFDI, WRSCO, Waddell & Reed, Inc. and WRIMCO; Director of each of the funds in the Advisors Fund Complex; Director, Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO; Director, Ivy Services Inc. (ISI), an affiliate of IICO

         *Previously, Keith A. Tucker was Chairman of the Board of Trustees and a Trustee of the Funds. Effective May 25, 2005, Mr. Tucker resigned his positions as Chairman and Trustee. On May 25, 2005, the Independent Trustees unanimously elected Mr. Herrmann as Chairman of the Board of Trustees to succeed Mr. Tucker.

    Officers

         The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Trust's officers are:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	OFFICER OF TRUST SINCE	OFFICER OF FUND COMPLEX SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Theodore W. Howard 6300 Lamar Avenue Overland Park KS 66202 Age: 63	Vice President Treasurer Principal Accounting Officer Principal Financial Officer	2002 2002 2002 2002	1987 1976 1976 2002

Senior Vice President of WRSCO (2001 to present); Vice President (1987 to present), Treasurer and Principal Accounting Officer (1976 to present), and Principal Financial Officer (2002 to present) of each of the funds in the Fund Complex; formerly, Vice President of WRSCO (1988 to 2001)

Kristen A. Richards 6300 Lamar Avenue Overland Park KS 66202 Age: 37	Vice President Secretary Associate General Counsel	2002 2002 2002	2000 2000 2000

Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present) and IICO (2002 to present); Vice President, Secretary and Associate General Counsel of each of the funds in the Fund Complex (2000 to present); formerly, Assistant Secretary of funds in the Fund Complex (1998 to 2000); formerly, Compliance Officer of WRIMCO (1998 to 2000)

Daniel C. Schulte 6300 Lamar Avenue Overland Park KS 66202 Age: 39	Vice President General Counsel Assistant Secretary	2002 2002 2002	2000 2000 2000

Senior Vice President, Secretary and General Counsel of WDR, Waddell & Reed, WRIMCO and WRSCO (2000 to present); Senior Vice President, Assistant Secretary and General Counsel of IICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex (2000 to present); formerly, Assistant Secretary of WDR (1998 to 2000)

Scott J. Schneider 6300 Lamar Avenue Overland Park KS 66202 Age: 37	Chief Compliance Officer	2004	2004	Chief Compliance Officer for each of the Funds in the Fund Complex (2004 to present); formerly, Senior Attorney and Compliance Officer for each of the Funds in the Fund Complex (2000 to 2004)

    Committees of the Board of Trustees

         The Board has established the following committees: Audit Committee, Executive Committee, Governance Committee and Valuation Committee. The respective duties and current memberships are:

         Audit Committee. The Audit Committee serves as an independent and objective party to monitor the Company's accounting policies, financial reporting and internal control system, as well as the work of the Company's independent registered public accounting firm. The Committee also serves to provide an open avenue of communication among the independent registered public accounting firm, the internal accounting staff of the Company's investment advisor and the Board. The Audit Committee consists of Michael G. Smith, Jarold W. Boettcher and Glendon E. Johnson, Jr. During the fiscal period ended March 31, 2005, the Audit Committee met four times.

         Executive Committee. The Executive Committee acts as necessary on behalf of the full Board. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Fund except the power to increase or decrease the size of, or fill vacancies on the Board, and except as otherwise prohibited by law. The Executive Committee consists of Henry J. Herrmann and Edward M. Tighe. During the fiscal period ended March 31, 2005, Executive Committee did not meet.

         Governance Committee. The Governance Committee considers the responsibilities and actions of the Board of Trustees. The Governance Committee will consider candidates for Trustee recommended by Shareholders. Written recommendations with any supporting information should be directed to the Secretary of the Funds. The Governance Committee also oversees the functioning of the Board of Trustees and its committees. The Governance Committee consists of Joseph Harroz, Jr., Eleanor B. Schwartz and James D. Gressett. During the fiscal period ended March 31, 2005, the Governance Committee met four times.

         Valuation Committee. The Valuation Committee reviews and considers valuation recommendations by management for securities for which market quotations are not available, and values such securities and other assets at fair value as determined in good faith under procedures established by the Board. The Valuation Committee currently consists of Henry J. Herrmann. During the fiscal year ended March 31, 2005, the Valuation Committee acted 42 times.

Ownership of Fund Shares as of December 31, 2004

         The following tables provide information regarding shares of the Funds owned by each Trustee, as well as the aggregate dollar range of shares owned, by each Trustee, within the Ivy Family of Funds.

Independent Trustees

Trustee	Dollar Range of Shares Owned: Ivy Balanced Fund	Dollar Range of Shares Owned: Ivy Bond Fund	Dollar Range of Shares Owned: Ivy Cundill Global Value Fund	Dollar Range of Shares Owned: Ivy Dividend Income Fund
Jarold W. Boettcher	$0	$0	$50,001 to $100,000	$50,001 to $100,000
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	$0	$0	over $100,000
Edward M. Tighe	$0	$0	$1 to $10,000	$1 to $10,000

Trustee	Dollar Range of Shares Owned: Ivy European Opportunities Fund	Dollar Range of Shares Owned: Ivy Global Natural Resources Fund	Dollar Range of Shares Owned: Ivy International Fund	Dollar Range of Shares Owned: Ivy International Balanced Fund
Jarold W. Boettcher	$50,001 to $100,000	$50,001 to $100,000	$0	$0
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$50,001 to $100,000	$1 to $10,000	$0	$0

Trustee	Dollar Range of Shares Owned: Ivy International Value Fund	Dollar Range of Shares Owned: Ivy Mortgage Securities Fund	Dollar Range of Shares Owned: Ivy Pacific Opportunities Fund	Dollar Range of Shares Owned: Ivy Real Estate Securities Fund
Jarold W. Boettcher	$0	$0	$0	$0
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$0	$0	$0	$0

Trustee	Dollar Range of Shares Owned: Ivy Small Cap Value Fund	Dollar Range of Shares Owned: Ivy Value Fund	Aggregate Dollar Range of Fund Shares Owned in All Funds within the Ivy Family of Funds
Jarold W. Boettcher	$0	$50,001 to $100,000	over $100,000
James D. Gressett	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	over $100,000
Eleanor B. Schwartz	$0	$0	$0
Michael G. Smith	$0	$0	over $100,000
Edward M. Tighe	$0	$1 to $10,000	$50,001 to $100,000

Interested Trustees

As of December 31, 2004, Mr. Herrmann, the only interested Trustee, did not own shares of any of the Funds in the Ivy Family of Funds.

Deferred Compensation

The following independent Trustees* have each deferred a portion of their annual compensation, and the deferred amounts are deemed invested in shares of funds within the Fund Complex. The values of these deferred accounts are:

Trustee	Dollar Range of Shares Deemed Owned: Ivy Balanced Fund	Dollar Range of Shares Deemed Owned: Ivy Bond Fund	Dollar Range of Shares Deemed Owned: Ivy Cundill Global Value Fund	Dollar Range of Shares Deemed Owned: Ivy Dividend Income Fund
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$1 to $10,000	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$0	$0	$1 to $10,000	$1 to $10,000

Trustee	Dollar Range of Shares Deemed Owned: Ivy European Opportunities Fund	Dollar Range of Shares Deemed Owned: Ivy Global Natural Resources Fund	Dollar Range of Shares Deemed Owned: Ivy International Fund	Dollar Range of Shares Deemed Owned: Ivy International Balanced Fund
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$1 to $10,000	$1 to $10,000	$0	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$0	$0	$0	$0

Trustee	Dollar Range of Shares Deemed Owned: Ivy International Value Fund	Dollar Range of Shares Deemed Owned: Ivy Mortgage Securities Fund	Dollar Range of Shares Deemed Owned: Ivy Pacific Opportunities Fund	Dollar Range of Shares Deemed Owned: Ivy Real Estate Securities Fund
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$0	$0	$0	$0

Trustee	Dollar Range of Shares Deemed Owned: Ivy Small Cap Value Fund	Dollar Range of Shares Deemed Owned: Ivy Value Fund	Aggregate Dollar Range of Fund Shares Deemed Owned in All Funds within the Fund Complex
James D. Gressett	$0	$0	$50,001 to $100,000
Joseph Harroz, Jr.	$0	$0	$10,001 to $50,000
Michael G. Smith	$0	$0	$50,001 to $100,000
Edward M. Tighe	$0	$0	$50,001 to $100,000

*Ms. Schwartz has elected to defer a portion of her annual compensation, to be invested in the Ivy Family of Funds, beginning January 1, 2005.

    Compensation

         The fees paid to each Director/Trustee (other than Director/Trustees who are affiliates of IICO), are divided among the funds in Ivy Family of Funds based on each fund's net assets. For the year ended March 31, 2005, the Director/Trustees received the following fees for service as a trustee of the Trust:

COMPENSATION TABLE

		Total
	Aggregate	Compensation
	Compensation	From Fund
	From	and Ivy Family
Director	Trust	of Funds[1]
--------	------------	------------
Henry J. Herrmann	$0	$ 0
Jarold W. Boettcher	23,293	42,000
James D. Gressett	23,293	42,000[2]
Joseph Harroz, Jr.	23,293	42,000[2]
Glendon E. Johnson, Jr.	23,293	42,000
Eleanor B. Schwartz	23,293	42,000[2]
Michael G. Smith	23,293	42,000[2]
Edward M. Tighe	23,293	42,000[2]

1No pension or retirement benefits have been accrued as a part of Fund expenses.
2The total amount of deferred compensation included in this amount is as follows:

James D. Gressett	$42,000
Joseph Harroz, Jr.	21,000
Eleanor B. Schwartz	2,400
Michael G. Smith	42,000
Edward M. Tighe	42,000

         The officers as well as Mr. Herrmann are paid by IICO or its affiliates.

         The Board has created an honorary position of Trustee Emeritus, whereby an incumbent Trustee who has attained the age of 75 must resign his or her position as Trustee and, unless he or she elects otherwise, will serve as Trustee Emeritus provided the Trustee has served as a Trustee of the Trust for at least five years which need not have been consecutive. For three years following the date of retirement, a Trustee Emeritus will receive fees in recognition of his or her past services equal to the annual retainer he or she was receiving at the time of his or her resignation as a Trustee, whether or not services are rendered in his or her capacity as Trustee Emeritus, but he or she has no authority or responsibility with respect to the management of the Trust.

Code of Ethics

         Each of the Trust, IICO, IFDI, Advantus Capital Management, Inc., Henderson Global Investors (North America) Inc., Mackenzie Financial Corporation, Cundill Investment Research Ltd., BlackRock Financial Management, Inc., and Templeton Investment Counsel, LLC has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective trustees, directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth information with respect to the Fund, as of June 30, 2005, regarding the beneficial ownership of Fund shares.

Name and Address of Beneficial Owner	Class	Beneficially or of Record	Percent
-------------------	-----	------------	-------

Fiduciary Trust Co NY Cust	Bond Fund
IRA	Class C	4,893	6.33%
FBO May J Birdwell
Bacliff TX

Bank of America NA	Pacific Opportunities Fund
Coll Dennis C Fill	Class B	34,365	5.25%
Dallas TX

Fiduciary Trust Co NH Cust	Bond Fund
TSA Alfred St Baptist Church	Class C	3,964	5.13%
FBO Faye S Gunn
Waldorf MD

Ivy Funds Distributor Inc	Balanced Fund
ATTN: Bernita Moorshead	Class C	774	1.07%
P O Box 29217
Mission KS 66201-9217	Bond Fund
	Class B	982	1.03%
	Class C	980	1.27%
	Class Y	996	43.41%

	Cundill Global Value Fund
	Class Y	10,297	1.33%

	Dividend Income Fund
	Class A	50,835	1.76%
	Class C	50,196	6.05%
	Class B	50,187	10.41%
	Class Y	50,972	57.36%

	European Opportunities Fund
	Class Y	6,758	4.89%

	International Fund
	Class Y	5,653	56.05%

	International Balanced Fund
	Class Y	846	1.68%

	International Value Fund
	Class Y	12,255	48.44%

	Pacific Opportunities Fund
	Class Y	14,599	10.66%

Mary D. Kaelin	Bond Fund
Louisville KY	Class B	6,266	6.61%

	Dividend Income Fund
	Class B	5,011	1.04%

LPL Financial Services	Cundill Global Value Fund
9785 Towne Centre Dr	Class Y	104,318	13.43%
San Diego CA 92121-1968
	European Opportunities Fund
	Class Y	8,972	6.49%

Michael McVay Tr	International Balanced Fund
PSP McVay Brothers Contractors Inc	Class Y	8,455	16.83%
FBO Unallocated Assets
Spokane WA

Mercer Trust Company Co Trustee	Global Natural Resources Fund
FBO Janney Montgomoery Scott PSP	Class Y	121,833	9.90%
ATTN: DC Plan Admin
1 Investors Way
Norwood MA 02062-1599

Fiduciary Trust Co NH Cust	Balanced Fund
IRA Rollover	Class B	2,471	2.01%
FBO Patricia A Millard
Troutdale OR	Bond Fund	3,219	3.39%
	Class B

Fiduciary Trust Co NH Cust	Balanced Fund
IRA Rollover	Class C	3,856	5.33%
FBO Michael E Miller
Callaway NE	Value Fund
	Class C	2,424	1.24%

Minnesota Life Insurance Company	Balanced Fund
ATTN: A6-4105	Class Y	2,933,409	99.66%
400 Robert St N # A6-4105
Saint Paul MN 55101-2015	Mortgage Securities Fund
	Class Y	430,942	74.02%

	Real Estate Securities Fund
	Class Y	8,364,307	98.95%

	Small Cap Value Fund
	Class Y	1,345,726	96.71%

	Value Fund
	Class Y	1,199,861	98.74%

Minnesota Life	Bond Fund
ATTN: 16-4178	Class A	2,792,107	57.16%
400 Robert St N # 16-4178
Saint Paul MN 55101-2015	International Balanced Fund
	Class A	2,550,568	33.50%

MLPF&S	Balanced Fund
For the Sole Benefit of its Customers	Class C	840	1.16%
ATTN: Fund Administration
4800 Deer Lake Dr E 3rd Fl	Bond Fund
Jacksonville FL 32246-6484	Class B	6,845	7.22%
	Class C	2,455	3.18%

	Cundill Global Value Fund
	Class A	1,068,164	3.93%
	Class B	104,281	3.39%
	Class C	991,266	11.53%

	Dividend Income Fund
	Class A	29,518	1.02%
	Class B	11,459	2.38%

	European Opportunities Fund
	Class A	208,113	3.14%
	Class B	276,035	19.24%
	Class C	416,894	25.44%

	Global Natural Resources Fund
	Class A	2,191,642	4.78%
	Class B	804,048	14.19%
	Class C	2,580,715	14.67%

	International Fund
	Class A	1,098,951	20.81%
	Class B	219,566	46.45%
	Class C	204,947	52.27%

	International Balanced Fund
	Class C	28,326	6.23%
	Class Y	22,221	44.23%

	International Value Fund
	Class A	361,160	19.61%
	Class B	880,589	55.38%
	Class C	316,390	48.66%

	Mortgage Securities Fund
	Class C	79,012	5.33%
	Class Y	21,352	3.67%

	Pacific Opportunities Fund
	Class A	108,024	1.55%
	Class B	67,552	10.32%
	Class C	83,013	10.58%

	Real Estate Securities Fund
	Class B	17,538	2.97%
	Class C	25,047	4.10%

Nationwide Trust Company FSB	Cundill Global Value Fund
c/o IPO Portfolio Accounting	Class Y	114,095	14.69%
P O Box 182029
Columbus OH 43218-2029	European Opportunities Fund
	Class Y	51,620	37.34%

	Dividend Income
	Class Y	21,470	24.16%

	Global Natural Resources Fund
	Class Y	191,653	15.58%

	International Fund
	Class Y	4,432	43.95%

	International Value Fund
	Class Y	4,400	17.39%

	Mortgage Securities Fund
	Class Y	68,364	11.74%

	Pacific Opportunities Fund
	Class Y	56,075	40.94%

	Small Cap Value Fund
	Class Y	19,461	1.40%

Pershing LLC	European Opportunities Fund
Jersey City NJ
	Class Y	6,355	4.60%

	Global Natural Resources Fund
	Class Y	24,458	1.99%

	Mortgage Securities Fund
	Class B	9,108	1.11%

	Small Cap Value Fund
	Class B	6,317	1.78%

Charles Schwab & Co Inc	European Opportunities Fund
Reinvest Account	Class A	331,842	5.01%
ATTN: Mutual Fund Dept
101 Montgomery Street	Global Natural Resources Fund
San Francisco CA 94104-4122	Class A	4,858,811	10.60%

	International Fund
	Class A	450,952	8.54%

	International Value Fund
	Class A	23,603	1.28%

	Mortgage Securities Fund
	Class A	577,700	3.03%

UMBSC & Co	Global Natural Resources Fund
FBO VFW Pension-	Class Y	70,763	5.75%
Mutual Fund Account
PO Box 64141
Kansas City MO

Fifth Third Bank	Global Natural Resources Fund
FBO Tr U/W Geo Warrington/ J	Class Y	94,742	7.70%
PO Box 3385
Cincinnati OH 45263-0001

Waddell & Reed	Bond Fund
Financial, Inc.	Class Y	1,299	56.59%
401(k) and Thrift Plan
6300 Lamar Avenue	Cundill Global Value Fund
Overland Park KS 66201	Class Y	128,197	16.51%

	European Opportunities Fund
	Class Y	43,366	31.37%

	Global Natural Resources Fund
	Class Y	97,962	7.96%

	International Balanced Fund
	Class Y	18,323	36.47%

	International Value Fund
	Class Y	8,646	34.17%

	Mortgage Securities Fund
	Class Y	10,303	1.77%

	Pacific Opportunities Fund
	Class Y	59,153	43.19%

	Real Estate Securities Fund
	Class Y	42,508	0.50%

	Small Cap Value Fund
	Class Y	22,473	1.62%

Waddell & Reed Inc.	Dividend Income Fund
DCA Acct	Class Y	16,428	18.49%
ATTN: Bernita Moorshead
PO Box 29217	Value Fund
Shawnee Mission KS 66201-9217	Class Y	14,542	1.20%

         As of June 30, 2005, all of the Trustees and officers of each Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

         With respect to Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund, IICO, 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, KS 66201-9217, provides business management services and investment advisory services to the Funds. IICO is an SEC registered investment advisor with approximately $6.6 billion in assets under management as of June 30, 2005.

         Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of Waddell & Reed. Upon effectiveness of the merger, IAC changed its name to Waddell & Reed Ivy Investment Company (WRIICO). On March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO).

         Effective December 31, 2002, IICO assumed all of IMI's duties with respect to the Funds and began providing business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. The terms and conditions of the agreements under which IICO provides those services to the Funds are exactly the same as the terms and conditions of the agreements in effect prior to December 31, 2002 between the Funds and IMI.

         The previous Investment Advisory Agreement between the Trust on behalf of Ivy Global Natural Resources Fund and Mackenzie Financial Corporation (MFC) lapsed on February 28, 2003 due to an administrative error that was not discovered until late in 2003. Consequently, the Board of Trustees considered actions to correct this error and approved, and recommended that shareholders of the Fund approve, a new investment management agreement with IICO and a new subadvisory agreement with MFC. The Board of Trustees also authorized, and recommended that shareholders of Ivy Global Natural Resources Fund authorize, the retention and payment of fees paid or payable to MFC for investment advisory services rendered from March 1, 2003 through the effective date of the new subadvisory agreement. The Fund had not paid any fees to MFC under the terminated Investment Advisory Agreement for periods after March 31, 2003. A meeting of shareholders was held on September 9, 2004. At that meeting, shareholders approved both the new investment management agreement with IICO and the new subadvisory agreement with MFC, as well as the retention and payment of fees paid or payable to MFC for investment advisory services rendered from March 1, 2003 through September 9, 2004, the effective date of the new subadvisory agreement.

         With respect to Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund and, separately, with respect to Ivy Dividend Income Fund, the Trust has an Investment Management Agreement (the Management Agreement) with IICO on behalf of each of the Funds. Under the Management Agreement with respect to a Fund, IICO is employed to supervise the investments of the Fund and provide investment advice to the Fund or monitor and supervise the activities of a subadvisor, if applicable. The Agreement obligates IICO to make investments for the account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Internal Revenue Code of 1986, as amended (the Code) relating to regulated investment companies, subject to policy decisions adopted by the Board.

         Investment Subadvisors

         Advantus Capital, an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to Ivy Real Estate Securities Fund, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with IICO. Advantus Capital had approximately $16 billion in assets under management as of March 31, 2005. For its services, Advantus Capital receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to Advantus Capital as a Percentage of the Fund's Average Net Assets

Ivy Bond Fund	0.27%
Ivy Mortgage Securities Fund	0.30%
Ivy Real Estate Securities Fund	0.55%

         Advantus Capital was the investment adviser and manager of each of the Predecessor Funds since March 1, 1995. Prior to that date, the Predecessor Funds' investment adviser was MIMLIC Asset Management Company, formerly the parent company of Advantus Capital. Advantus Capital was incorporated in Minnesota in June 1994, and is an affiliate of Minnesota Life.

         BlackRock Financial Management, Inc. (BlackRock), located at 40 East 52nd Street, New York, NY 10022, serves as investment subadvisor to the Ivy Small Cap Value Fund under an agreement with IICO. BlackRock provides investment advice, and generally conducts the investment management program for the Fund. At June 30, 2005, BlackRock had approximately $414 billion in assets under management. For its services, BlackRock receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to BlackRock as a Percentage of the Fund's Average Net Assets

Ivy Small Cap Value Fund	0.50%

         Effective January 31, 2005, BlackRock, Inc. completed its acquisition of State Street Research & Management, the former subadvisor to Ivy Small Cap Value Fund. At a meeting held January 27, 2005, shareholders of Ivy Small Cap Value Fund approved a new investment subadvisory agreement between IICO and BlackRock Financial Management, Inc., an indirect wholly-owned subsidiary of BlackRock, Inc.

         Cundill Investment Research Ltd., formerly Peter Cundill & Associates, (Cundill), an SEC-registered investment adviser located at Suite 200, 1100 Melville Street, Vancouver, British Columbia, Canada V6E 4A6, serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with IICO. Cundill began operations in 1984, and as of June 30, 2005 (along with its affiliates) had approximately $8.8 billion in assets under management. Cundill is indirectly controlled by the Peter Cundill Trust. For its services, Cundill receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to Cundill as a Percentage of the Fund's Average Net Assets

Ivy Cundill Global Value Fund	Fund Assets	Fee
	up to $500 million	0.50%
	$500 million to $1 billion	0.425%
	$1 billion to $2 billion	0.415%
	$2 billion to $3 billion	0.40%
	ovre $3 billion	0.38%

Prior to August 25, 2004, Cundill received fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to Cundill as a Percentage of the Fund's Average Net Assets

Ivy Cundill Global Value Fund	0.50%

         Under an agreement with IICO, Henderson Global Investors (North America) Inc. (HGINA), 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611, serves as subadvisor to Ivy European Opportunities Fund. HGINA, in turn, has a subadvisory agreement with Henderson Investment Management Limited (Henderson), 4 Broadgate, London, England EC2M 2DA, under which Henderson serves as subadvisor to the Fund. HGINA and Henderson are registered with the SEC as investment advisers and provide international and global investment management services to institutional and individual investors and investment companies. HGINA is an indirect, wholly owned subsidiary of, and Henderson is a direct wholly owned subsidiary of, Henderson Global Investors (Holdings) plc, which is located at the same address as Henderson, and is listed on the London Stock Exchange. For its services, effective July 1, 2004, HGINA receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to HGINA as a Percentage of
the Fund's Average Net Assets
Ivy European Opportunities Fund	0.50%

         For its services, effective July 1, 2004, Henderson receives fees from HGINA pursuant to the following schedule:

Fund Name	Fee Payable to Henderson as a Percentage of
the Fund's Average Net Assets
Ivy European Opportunities Fund	0.39%

         Prior to July 1, 2004, for its services, HGINA received fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to HGINA as a Percentage of
	the Fund's Average Net Assets
Ivy European Opportunities Fund	Assets	Fee
	On the first $100 million	0.45%
	On the next $100 million	0.40%

         Prior to July 1, 2004, for its services, Henderson received fees from HGINA pursuant to the following schedule:

Fund Name	Fee Payable to Henderson as a Percentage of
	the Fund's Average Net Assets
Ivy European Opportunities Fund	Assets	Fee
	On the first $100 million	0.35%
	On assets in excess of $100 million	0.31%

         Mackenzie Financial Corporation (MFC), located at 150 Bloor Street West, Suite 400, Toronto, Canada M5S 3B5, serves as subadvisor to Ivy Global Natural Resources Fund under an agreement with IICO. MFC is a corporation organized under the laws of Ontario. MFC, a wholly-owned subsidiary of IGM Financial Inc., is registered in Ontario as a mutual fund dealer and also registered with the SEC as an investment adviser. For its services, MFC receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to MFC as a Percentage of
	the Fund's Average Net Assets
Ivy Global Natural Resources	Fund Assets	Fee
	up to $500 million	0.50%
	$500 million to $1 billion	0.425%
	$1 billion to $2 billion	0.415%
	$2 billion to $3 billion	0.40%
	ovre $3 billion	0.38%

         Templeton Investment Counsel, LLC (Templeton Counsel), an SEC-registered investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394 serves as investment subadvisor to the Ivy International Balanced Fund under an agreement with IICO. Templeton Counsel provides investment advice, and generally conducts the investment management program for the investments of the Fund. Templeton Counsel had approximately $425 billion in assets under management as of June 30, 2005. For its services, Templeton Counsel receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to Templeton Counsel as a Percentage of
	the Fund's Average Net Assets
Ivy International Balanced Fund	Assets	Fee
	On the first $100 million	0.50%
	On the next $100 million	0.40%

         Approval of Advisory Contracts

         At a meeting of the Board of Trustees held on August 24 and 25, 2004, called in part for the purpose of voting on the approval of the continuation of the existing Master Business Management and Investment Advisory Agreement between IICO and the Trust on behalf of each of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund; the Investment Management Agreement between IICO and the Trust on behalf of Ivy Dividend Income Fund; and the Investment Management Agreement between IICO and the Trust on behalf of each of Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund (collectively, the Advisory Agreements), the continuation of each such Advisory Agreement was approved through October 1, 2005 by the unanimous vote of the Trustees, including the independent Trustees of the Trust voting separately. In continuing each Advisory Agreement, the Trustees requested and considered a wide range of information provided by IICO and certain of its affiliates. Among other things, the Trustees considered information about:

  IICO and its personnel (including particularly those personnel with responsibilities for providing services to the Fund and their supervisors), resources and investment philosophy and process;
  the terms of each Advisory Agreement;
  the scope, nature and quality of the services that IICO provides to each Fund, especially the fact that IICO is responsible for providing officers of the Fund, for monitoring and coordinating services provided to the Fund and overseeing compliance by other service providers with the 1940 Act, and for gathering and presenting information to the Board;
  the historical investment performance of each Fund over various periods on both an absolute basis and within certain categories of mutual funds compiled by third parties;
  the advisory fee rates payable to IICO by each Fund, any contractual or voluntary expense waiver or reimbursement arrangements and the total expense ratio of each Fund and of funds that are part of fund families managed by other advisers, as reflected in information provided by Lipper;
  compensation payable by each Fund to affiliates of IICO for other services;
  the profitability to IICO and its affiliates of their relationships with the Funds (to the extent such relationships had been in place for a sufficient period to analyze profitability), including the methodology underlying that analysis;
  whether a Fund and its shareholders will benefit from economies of scale;
  whether IICO or any of its affiliates receive ancillary, or so-called "fallout," benefits that should be taken into consideration in evaluating the investment management fee payable by the Fund; and
  IICO's use of the Fund's portfolio brokerage transactions to obtain research benefiting the Fund or other IICO clients at a cost that may be in excess of the amount other brokers would charge.

         The Trustees extensively examined the performance information relating to each Fund, viewing overall performance of the Funds as very good. In examining performance, the Trustees took note of the additional resources and efforts IICO has devoted to enhance the performance of certain Funds. In addition, in light of the Funds' overall performance, expense information of other comparable funds, and the Funds' expense ratio information, the Trustees viewed the Funds' fees and expenses as being reasonable. The Trustees further noted that some of the Funds' expense ratios appear to be higher than the median because those Funds have smaller than average account sizes and therefore correspondingly higher transfer agency fees. The Trustees further understood that any differences in fees charged to institutional accounts that differ from fees charged to the Funds for a similar investment strategy relate to differences in the scope of services required for each type of account.

         In addition, in determining to approve the most recent annual extension of each Advisory Agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from IICO and considered information provided by IICO relating to the education, experience and number of investment professionals providing service under each such agreement, and determined that these persons were appropriate.

         In addition, the independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously approved the continuation of each Advisory Agreement and concluded that the terms of each Advisory Agreement are satisfactory and the compensation under each such Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

         IICO has one pending lawsuit related to its provision of investment advisory services. In April 2004, three individuals who purchased shares of certain registered investment companies for which IICO or its affiliate serves as investment manager (the "Funds") filed a derivative complaint in the United States District Court for the Western District of Missouri, Central Division, on behalf of the Funds alleging that IICO or its affiliate breached its fiduciary duty to the Funds by collecting excessive investment advisory fees relative to those paid by non-registered investment company clients. The lawsuit also seeks damages from non-fund companies affiliated with IICO. IICO denies that it breached its fiduciary duty to the Funds and believes that the investment advisory fees paid by the Funds were proper based upon the nature of the services rendered and were approved by the Funds' Boards of Directors in conformity with the requirements of the Investment Company Act of 1940.

         Consideration of Subadvisory Agreements

         The meeting of the Board of Trustees held on August 24 and 25, 2004 was also called for the purpose of voting on the approval of the continuation of the following investment subadvisory agreements:

1.	The existing Subadvisory Agreement between IICO and Advantus Capital Management, Inc. with respect to Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund

2.	The existing Subadvisory Agreement between IICO and Cundill Investment Research Ltd., formerly, Peter Cundill & Associates, Inc. with respect to Ivy Cundill Global Value Fund

3.

The existing Subadvisory Agreement between IICO and Henderson Global Investors (North America) Inc. and the existing Subadvisory Agreement between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited with respect to Ivy European Opportunities Fund

4.	The existing Subadvisory Agreement between IICO and State Street Research and Management Company with respect to Ivy Small Cap Value Fund

5.	The existing Subadvisory Agreement between IICO and Templeton Investment Counsel with respect to Ivy International Balanced Fund

         The continuation of each above-referenced Subadvisory Agreement was approved through October 1, 2005 by the unanimous vote of the Trustees, including the independent Trustees of the Trust voting separately. In continuing each such Subadvisory Agreement, the Trustees requested and considered a wide range of information provided by IICO and each Subadvisor. Among other things, the Trustees considered information about:

  the fees to be charged by each subadvisor for the services it provides;
  each Subadvisor and such entity's personnel with responsibilities for providing services to the Fund, as well as such Subadvisor's resources, investment philosophy and process;
  the terms of each Subadvisory Agreement;
  the scope, nature and quality of the services that the Subadvisor provides to the applicable Fund;
  the historical investment performance of the Fund over various periods on both an absolute basis and within certain categories of mutual funds compiled by third parties;
  that IICO continues to be ultimately responsible for each Subadvisor's compliance with each respective Fund's investment objective and policies and applicable securities laws, and is also responsible for the recommendation of each subadvisor and monitoring its performance, as well as the overall success or failure of each Fund;
  the profitability to each Subadvisor of their relationship to the Fund for which they provide services;
  whether the Subadvisor will receive ancillary, or so-called "fall-out" benefits that should be taken into consideration in evaluating the fee payable to the Subadvisor by IICO; and
  each Subadvisor's use of commissions paid by the Fund in its portfolio brokerage transactions to obtain research benefiting the Fund or other Subadvisor clients that may be in excess of the amount other brokers would charge.

         In addition, the independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously approved the continuation of each Subadvisory Agreement and concluded that the terms of each Subadvisory Agreement are satisfactory and the compensation under each such agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

         Consideration of Investment Advisory and Investment Subadvisory Agreement for Ivy Global Natural Resources Fund

         The previous Investment Advisory Agreement (Advisory Agreement) between the Trust on behalf of Ivy Global Natural Resources Fund and Mackenzie Financial Corporation (MFC) lapsed on February 28, 2003 due to an administrative error that was not discovered until late in 2003. The Board of Trustees, at a meeting held on February 11, 2004, considered actions to correct this error and approved, and recommended that shareholders of the Fund approve, a new investment management agreement with IICO and a new subadvisory agreement with MFC. In determining whether or not it was appropriate to approve the new Investment Management Agreement with respect to Ivy Global Natural Resources Fund and to recommend approval to shareholders, the Trustees considered, among other things, information about:

  IICO and its personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources and investment philosophy and process;
  the terms of the Investment Management Agreement;
  the scope, nature and quality of the services that IICO provides to the Fund and to the other funds in the Ivy Funds;
  the historical investment performance of the Fund over various periods on both an absolute basis and within certain categories of mutual funds compiled by third parties;
  the management fee rates payable to IICO by the Fund, any contractual or voluntary expense waiver or reimbursement arrangements and the total expense ratio of funds in Ivy Funds and of funds that are part of fund families managed by other managers;
  compensation payable by the Fund to affiliates of IICO for other services;
  the profitability to IICO of the business management services provided to the Fund for the first six months of 2003; and
  whether IICO or any of its affiliates receive ancillary, or so-called "fallout," benefits that should be taken into consideration in evaluating the investment management fee payable by the Fund.

         In addition, in determining to approve the new Investment Management Agreement, the Trustees noted that IICO provides investment advisory services to the other funds in the Ivy Funds. The Trustees had met over the course of the year with relevant personnel from IICO and considered information provided by IICO relating to the education, experience and number of personnel providing services to the Fund.

         In addition, the Independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously approved the Investment Management Agreement with respect to Ivy Global Natural Resources Fund and concluded that the terms of the agreement are satisfactory and the compensation under Investment Management Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

         In determining whether or not it was appropriate to approve the new Subadvisory Agreement with MFC with respect to Ivy Global Natural Resources Fund and to recommend approval to shareholders, the Trustees considered, among other things, that prior to its termination on February 28, 3003, MFC served as investment advisor to Ivy Global Natural Resources Fund under an Advisory Agreement originally approved by Fund shareholders on May 29, 2001. At a meeting held on February 11, 2004, the Trustees noted that they had approved the continuation of the Advisory Agreement on September 3, 2003, and had reviewed and evaluated information about the Fund and MFC at that time. The Trustees considered, among other things, information about:

  MFC and its personnel with responsibilities for providing services to the Fund;
  the terms of the Subadvisory Agreement;
  the scope, nature and quality of the services that MFC has historically provided to the Fund;
  the historical investment performance of the Fund over various periods on both an absolute basis and within certain categories of mutual funds compiled by third parties; and
  the subadvisory fee rates payable to MFC by IICO.

         The Trustees had also met during the course of the year with the relevant investment personnel from MFC. The Board noted that the fees to be paid to MFC under the Subdvisory Agreement were unchanged from those under the original Advisory Agreement. The Board further noted that despite the inadvertent lapse of the original Advisory Agreement, MFC has continued to provide the Fund with uninterrupted investment advisory services as called for under the original Advisory Agreement including, but not limited to, regularly providing investment advice to the Fund and continuously supervising the investment and reinvestment of cash, securities and other assets of the Fund.

         In addition, the Independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreement and concluded that the terms of the agreement are satisfactory and the compensation under the Subadvisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

         At a meeting held on September 9, 2004, shareholders approved the Investment Management Agreement between IICO and Ivy Funds on behalf of Ivy Global Natural Resources Fund, and the Subadvisory Agreement between IICO and MFC on behalf of Ivy Global Natural Resources Fund. The Investment Management Agreement was approved for a period of one year, and the Subadvisory Agreement was approved through October 1, 2005, and both from year to year thereafter only if such continuance is specifically approved at least annually by the Board of Trustees.

         Consideration of Subadvisory Agreement for Ivy Small Cap Value Fund

         In late 2004, MetLife, Inc. (MetLife), the parent company of State Street Research & Management Company (State Street), Ivy Small Cap Value Fund's then-current investment sub-adviser, had entered into an agreement to sell SSRM Holding, Inc., and its subsidiary, State Street, to BlackRock, Inc. The sale was completed in January 2005, and resulted in the automatic termination of the investment subadvisory agreement with State Street with respect to Ivy Small Cap Value Fund. In preparation of this pending transaction and subsequent termination of the subadvisory agreement for Ivy Small Cap Value Fund, IICO proposed a new subadvisory agreement with BlackRock Financial Management, Inc. (BlackRock), an indirect wholly-owned subsidiary of BlackRock, Inc. At a meeting held on November 17, 2004, the Trustees, including all of the Independent Trustees, voted unanimously to approve an investment subadvisory agreement between IICO, the investment advisor for Ivy Small Cap Value Fund, and BlackRock (Proposed Agreement) and to recommend that shareholders of the Fund vote to approve the Proposed Agreement.

         In connection with that approval and recommendation, the Trustees met with representatives of BlackRock who provided the Trustees with extensive information on BlackRock and its plans on how it proposes to manage the Fund. As part of their deliberations, the Trustees first considered the general reputation, financial resources and business activities of BlackRock and its parent organization. They further considered the scope and quality of the services that BlackRock proposed to provide the Fund, including the fee rate for providing those services. BlackRock advised the Trustees that it does not offer lower fees than the fees proposed under the Proposed Agreement for any other small cap value client. After considering information provided to them by BlackRock on those issues, the Trustees concluded that BlackRock and its parent organization (including BlackRock's parent after completion of the merger with State Street), had sufficient resources and expertise to capably manage the Fund. The Trustees also concluded that BlackRock's proposed fee was reasonable, particularly because the proposed fee is identical to the fee that the Fund paid to State Street.

         The Trustees discussed with BlackRock how BlackRock would manage the Fund on a day-to-day basis. BlackRock provided extensive information to the Trustees on its investment philosophy, selection process and investment process. BlackRock further described to the Trustees the risk profile and portfolio characteristics of accounts currently under BlackRock's management that have substantially the same investment objectives and restrictions as the Fund. BlackRock also described what they believed would be the total amount of assets that BlackRock could capably manage in the small capitalization value asset class, which would include the Fund's assets as well as the assets in another fund for which it is proposed that BlackRock would serve as sub-adviser and which is managed by Waddell & Reed Investment Management Company (WRIMCO). BlackRock noted that they likely would recommend to the Trustees that the Fund close to new investors once the aggregated assets in both of the funds proposed to be sub-advised by BlackRock reached approximately $400 million. BlackRock noted that they believe that permitting assets in excess of that amount to be invested in the Fund could be harmful to existing shareholders. As of November 30, 2004, the Fund's assets were approximately $94 million. As of November 30, 2004, the aggregated assets of both funds proposed to be managed by BlackRock were approximately $221 million.

         Based on this information, the Trustees concluded that BlackRock's proposed management of the Fund, including the likelihood that BlackRock would recommend closing the Fund to new investors, was substantially similar to the manner in which the Fund currently was managed and would be in the best interest of the Fund's shareholders.

         The Trustees next considered the investment performance of accounts managed by BlackRock similar to the Fund, including long-term composite results of the products managed by Wayne Archambo, who will be primarily responsible for the management of the Fund. In that regard, they further considered the education and experience of Mr. Archambo and other professionals which will assist him in managing the Fund and concluded that Mr. Archambo had an outstanding, long-term track record and could be capable of producing similar results for the Fund.

         The Trustees next considered BlackRock's legal and compliance infrastructure, including how BlackRock complies with regulatory requirements and concluded that BlackRock's compliance system appears to be sufficiently robust, including particularly related to how it proposes to ensure compliance with the Fund's prospectus limitations and other applicable regulatory requirements.

         The Trustees next considered BlackRock's practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Fund, and those brokers' and dealers' provision of brokerage and research services to BlackRock. The Trustees also considered BlackRock's soft dollar practices. The Trustees concluded that each of those practices were consistent with regulatory requirements.

         The Trustees next considered the lack of any compensation that would be paid by the Fund to affiliates of BlackRock as a result of the new relationship (including not utilizing an affiliated broker/dealer of BlackRock to execute Fund trades), and concluded that the lack of any ancillary, or so-called "fallout" benefits would enable BlackRock to manage the assets of the Fund in a manner that appeared to be free of conflicts of interest.

         Although IICO discussed in general with the Trustees how economies of scale could be achieved as the Fund's assets grow, the Trustees did not expressly consider whether economies of scale would be realized with respect to the Proposed Agreement because the sub-advisory fee is at a fixed rate that IICO is required to pay to BlackRock. The Board understood that, because the proposed sub-advisory fee is based upon a fixed percentage of the Fund's average daily value of the net assets, the sub-advisory fee will increase proportionately to the increase in Fund assets.

         The Trustees did not take into account the projected profits of BlackRock for managing the Fund, because the proposed relationship had not yet commenced and it would be difficult to project those profits. However, the Trustees noted that, should shareholders approve the relationship, this issue would be closely monitored in the future. Likewise, the Trustees did not consider comparisons of the proposed services with those of other contracts, except to the extent that the proposed arrangement with BlackRock would be virtually identical to the current relationship with State Street.

         The Trustees finally considered the terms of the current advisory agreement between the Trust and IICO, with respect to the Fund, including the services that IICO provides and the rate of advisory fee payable to IICO. They also considered that: (a) IICO was responsible for the selection of any sub-adviser to the Fund, as well as monitoring its performance; (b) IICO would be responsible for BlackRock's compliance with the Fund's investment objective and policies and restrictions as well as compliance with the federal securities laws; and (c) IICO was responsible for the overall success or failure of the Fund.

         In addition, the Independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Proposed Agreement and concluded that the fee under the Proposed Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment and that approval of the Proposed Agreement is in the best interests of the Fund. In addition, the Trustees noted that BlackRock's proposed fee is identical to the fee that the Fund previously paid to State Street.

         After carefully considering the information described above, the Board of Trustees, including the Independent Trustees, unanimously voted to approve the Proposed Agreement for the Fund and to recommend that the Fund's shareholders vote to approve the Proposed Agreement. The shareholders of the Fund voted in favor of the Proposed Agreement and it was executed as of January 31, 2005, in conjunction with the sale of State Street to BlackRock.

         Payments for Management Services

         Under the Management Agreement, for IICO's management services, the Funds pay IICO a fee as described in the Prospectuses. Each of the Funds accrues this fee daily and pays monthly. Management fees paid by the Funds for the periods shown are as follows:

Ivy Balanced Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004, Ivy Balanced Fund paid fees of $709,167 and $276,662 ($229,254 to IICO and $47,408 to Advantus Capital). During the fiscal years ended September 30, 2003 and 2002, Advantus Spectrum Fund, Inc., the predecessor to Ivy Balanced Fund, paid Advantus Capital fees of $255,575 and $309,933, respectively.

Ivy Bond Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004, Ivy Bond Fund paid fees of $189,869 and $63,364 ($37,723 to IICO and $25,641 to Advantus Capital). During the fiscal years ended September 30, 2003 and 2002, Advantus Bond Fund, Inc., the predecessor to Ivy Bond Fund, paid Advantus Capital fees of $149,153 and $140,385, respectively. During the fiscal year ended March 31, 2005 and the period from December 8, 2003 to March 31, 2004, IICO paid subadvisory fees to Advantus Capital in the amounts of $97,685 and $15,333, respectively.

Ivy Cundill Global Value Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, Ivy Cundill Global Value Fund paid IICO or its predecessor fees of $2,575,064, $183,264, $166,409 and $37,970, respectively. During the same periods, IICO or its predecessor reimbursed Fund expenses in the amounts of $0, $26,539, $27,000 and $103,157, respectively. For the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, IICO or its predecessor paid subadvisory fees to Cundill in the amounts of $1,287,515, $91,632, $83,129 and $17,594.

Ivy Dividend Income Fund: During the fiscal periods ended March 31, 2005, March 31, 2004 and December 31, 2003, Ivy Dividend Income Fund paid IICO $248,537, $43,065 and $0 (including the voluntary waiver by IICO of the management fee), and $248,537, $67,705 and $42,350 (excluding the voluntary waiver by IICO), respectively.

Ivy European Opportunities Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, Ivy European Opportunities Fund paid IICO or its predecessor fees of $1,662,143, $334,343, $702,764 and $785,647, respectively. During the same periods, IICO or its predecessor paid subadvisory fees to Henderson in the amounts of $817,003, $150,454, $321,938 and $192,715, respectively.

Ivy Global Natural Resources Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, Ivy Global Natural Resources Fund paid IICO or its predecessor fees of $5,478,814, $541,424, $62,113 and $146,996, respectively. During the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, IICO or its predecessor reimbursed Fund expenses in the amounts of $28,248, $0, $0, and $45,707, respectively. During the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, the Fund paid MFC fees, through IICO or its predecessor, of $2,350,773, $0, $273,353 and $146,996, respectively.

Ivy International Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, Ivy International Fund paid IICO or its predecessor fees of $1,620,082, $477,531, $1,935,635 and $3,178,450, respectively.

Ivy International Balanced Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004, Ivy International Balanced Fund paid fees of $530,895 and $193,856 ($126,484 to IICO and $67,372 to Advantus Capital). During the fiscal years ended September 30, 2003 and 2002, Advantus International Balanced Fund, Inc., the predecessor to Ivy International Balanced Fund, paid Advantus Capital fees of $311,290 and $318,502, respectively. During the fiscal periods ended March 31, 2005 and March 31, 2004, IICO paid subadvisory fees to Templeton Counsel in the amounts of $378,953 and $72,590. During the fiscal period ended December 5, 2003, and the fiscal years ended September 30, 2003 and 2002, with respect to Advantus International Balanced Fund, Inc., Advantus Capital paid to Templeton Counsel subadvisory fees of $64,157, $177,973 and $181,980, respectively.

Ivy International Value Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, Ivy International Value Fund paid IICO or its predecessor fees of $395,630, $106,129, $414,401 and $595,781, respectively. During the same periods, IICO or its predecessor reimbursed Fund expenses in the amounts of $0, $0, $0 and $329,958, respectively.

Ivy Mortgage Securities Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004, Ivy Mortgage Securities Fund paid fees of $844,389 and $338,766 ($215,369 to IICO and $123,397 to Advantus Capital). During the fiscal years ended September 30, 2003 and 2002, Advantus Mortgage Securities Fund, Inc., the predecessor to Ivy Mortgage Securities Fund, paid Advantus Capital fees of $618,850 and $397,173, respectively. During the fiscal periods ended March 31, 2005 and March 31, 2004, IICO paid subadvisory fees to Advantus Capital in the amounts of $505,763 and $101,908, respectively.

Ivy Pacific Opportunities Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, Ivy Pacific Opportunities Fund paid IICO or its predecessor fees of $521,465, $83,118, $129,218 and $105,358, respectively. During the fiscal periods ended March 31, 2005 and March 31, 2004 and the fiscal years ended December 31, 2003 and 2002, IICO or its predecessor reimbursed Fund expenses of $0, $0, $11,000 and $138,434, respectively.

Ivy Real Estate Securities Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004, Ivy Real Estate Securities Fund paid fees of $1,936,180 and $491,188 ($296,084 to IICO and $195,104 to Advantus Capital). During the fiscal years ended July 31, 2003 and 2002, Advantus Real Estate Securities Fund, Inc., the predecessor to Ivy Bond Fund, paid Advantus Capital fees of $322,522 and $163,110, respectively. During the fiscal periods ended March 31, 2005 and March 31, 2004, IICO paid subadvisory fees to Advantus Capital in the amounts of $1,180,828 and $149,020.

Ivy Small Cap Value Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004, Ivy Small Cap Value Fund paid IICO fees of $852,100 and $398,624 ($226,982 to IICO and $171,642 to Advantus Capital), respectively. During the fiscal years ended July 31, 2003 and 2002, Advantus Venture Fund, Inc., the predecessor to Ivy Small Cap Value Fund, paid Advantus Capital fees of $386,688 and $444,881, respectively. During the fiscal year ended March 31, 2005 and the period from December 8, 2003 to March 31, 2004, IICO paid subadvisory fees to State Street Research in the amounts of $501,236 and $108,359, respectively. During the fiscal period ended December 5, 2003, and the fiscal years ended July 31, 2003 and 2002, with respect to Advantus Venture Fund, Inc., Advantus Capital paid to State Street Research subadvisory fees of $73,945, $177,973 and $181,980, respectively.

Ivy Value Fund: During the fiscal periods ended March 31, 2005 and March 31, 2004, Ivy Value Fund paid IICO fees of $547,176 and $162,986. During the fiscal period ended December 5, 2003, and the fiscal years ended July 31, 2003 and 2002, Advantus Cornerstone Fund, Inc., the predecessor to Ivy Value Fund, paid Advantus Capital fees of $173,404, $446,882 and $443,621, respectively.

         For purposes of calculating the daily fee, the Funds do not include money owed to them by IFDI for shares which it has sold but not yet paid to the Funds. The Funds accrue and pay this fee daily.

         The Management Agreement permits IICO, or an affiliate of IICO, to enter into a separate agreement for transfer agency services (the Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Fund. The Management Agreement contains detailed provisions as to the matters to be considered by the Board of Trustees prior to approving any Shareholder Servicing Agreement or Accounting Services Agreement.

Shareholder Services

         Under the Shareholder Servicing Agreement entered into between the Trust and WRSCO, an affiliate of IICO, WRSCO performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of Trustees without shareholder approval.

         Under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C, Class I and Advisors Class shares, each Fund pays WRSCO a monthly fee, payable on the first day of each month, for each account of the Fund which was in existence during any portion of the immediately preceding month, as follows:

Ivy Balanced Fund	$1.5792
Ivy Bond Fund	$1.6958
Ivy Cundill Global Value Fund	$1.5042
Ivy Dividend Income Fund	$1.5792
Ivy European Opportunities Fund	$1.5042
Ivy Global Natural Resources Fund	$1.5042
Ivy International Fund	$1.5042
Ivy International Balanced Fund	$1.5792
Ivy International Value Fund	$1.5042
Ivy Mortgage Securities Fund	$1.6958
Ivy Pacific Opportunities Fund	$1.5042
Ivy Real Estate Securities Fund	$1.5792
Ivy Small Cap Value Fund	$1.5792
Ivy Value Fund	$1.5792

         With respect to Class Y shares, each Fund pays WRSCO an amount payable on the first day of the month equal to 1/12 of .15 of 1% of the average daily net assets of the Class for the preceding month.

         The Fund also pays certain out-of-pocket expenses of WRSCO, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by WRSCO in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by IFDI, IICO or WRSCO.

Accounting Services

         Under the Accounting and Administrative Services Agreement for all the Funds in the Trust, approved by the Board of Trustees on August 25, 2004, WRSCO provides the Funds with bookkeeping and accounting services and assistance and other services, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting and Administrative Services Agreement, or amendments to the existing one, may be approved by the Board of Trustees without shareholder approval. Under the Accounting and Administrative Services Agreement, each Fund pays WRSCO a monthly fee shown in the table below, based on the average daily net assets during the prior month.

Accounting Services Fee

Average Daily Net Assets for the Month			Monthly Fee
$0 -	$ 10	million	$0
$10 -	$ 25	million	$958
$25 -	$ 50	million	$1,925
$50 -	$100	million	$2,958
$100 -	$200	million	$4,033
$200 -	$350	million	$5,267
$350 -	$550	million	$6,875
$550 -	$750	million	$8,025
$750 -	$ 1.0	billion	$10,133
$1.0 billion and over			$12,375

         In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

         Each Fund also pays monthly a fee paid at the annual rate of 0.01% or one basis point for the first $1 billion of assets with no fee charges for assets in excess of $1 billion. This fee may be voluntarily waived until Fund assets are at least $10 million.

         Prior to August 25, 2004, the Trust had a Master Fund Accounting Services Agreement, originally with IICO, with respect to Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund. This Agreement, originally effective December 31, 2002, was assigned by IICO to WRSCO on March 18, 2003, and amended effective July 1, 2003. Under the Master Fund Accounting Services Agreement, each Fund paid WRSCO, effective July 1, 2003, a monthly fee shown in the table above, based on the average daily net assets during the prior month. Plus, for each class of shares in excess of one, each Fund paid WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

         The Trust, with respect to Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund, and separately, with respect to Ivy Dividend Income Fund, entered into an Accounting Services Agreement with WRSCO dated September 3, 2003 and April 9, 2003, respectively. Under these Accounting Services Agreements, each Fund paid WRSCO a monthly fee shown in the table above, based on the average daily net assets during the prior month. Plus, for each class of shares in excess of one, each Fund paid WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee. Each of the Funds, under the Accounting Services Agreements, also paid monthly a fee paid at the annual rate of 0.01% or one basis point for the first $1 billion of assets with no fee charges for assets in excess of $1 billion. This fee may be voluntarily waived until Fund assets are at least $10 million.

         Fees paid to WRSCO for accounting services for the fiscal periods ended March 31, 2005 and March 31, 2004, and for the fiscal years ended December 31, 2003 and 2002 were as follows:

Fund	2005	2004	2003	2002
Ivy Cundill Global Value Fund	$95,397	$9,984	$17,321	$16,676
Ivy European Opportunities Fund	74,477	13,613	49,969	110,283
Ivy Global Natural Resources Fund	171,286	16,023	33,434	44,775
Ivy International Fund	70,636	13,613	66,225	211,731
Ivy International Value Fund	29,361	6,353	40,205	86,488
Ivy Pacific Opportunities Fund	36,302	6,353	15,075	30,611

         Fees paid to WRSCO for accounting services for the fiscal periods ended March 31, 2005 and March 31, 2004, and for the fiscal period ended December 31, 2003 were as follows:

Fund	2005	2004	2003
Ivy Dividend Income Fund	$28,383	$4,130	$3,091

         Fees paid to WRSCO for accounting services for the fiscal year ended March 31, 2005 and for the fiscal period from December 8, 2003 through March 31, 2004 were as follows:

Fund	2005	2004
Ivy Balanced Fund	$57,309	$16,188
Ivy Bond Fund	27,716	4,121
Ivy International Balanced Fund	46,791	12,721
Ivy Mortgage Securities Fund	69,945	17,343
Ivy Real Estate Securities Fund	81,269	15,032
Ivy Small Cap Value Fund	53,883	12,721
Ivy Value Fund	45,837	12,721

         Under an agreement with Minnesota Life under which Minnesota Life provided accounting, legal and other administrative services, for the fiscal period ended December 5, 2003, and for the fiscal years ended July 31, 2003 and 2002, the Predecessor Funds paid to Minnesota Life for such services:

Fund	Predecessor Fund	12/5/2003	2003	2002
Ivy Balanced Fund	Advantus Spectrum Fund	$7,239	$54,064	$74,400
Ivy Bond Fund	Advantus Bond Fund	7,239	64,064	74,400
Ivy International Balanced Fund	Advantus International Balanced Fund	3,556	55,282	63,600
Ivy Mortgage Securities Fund	Advantus Mortgage Securities Fund	7,239	54,064	74,400

         Advantus International Balanced Fund (the Predecessor Fund to Ivy International Balanced Fund) had also entered into a separate agreement with SEI Investments Mutual Fund Services (SEI) pursuant to which SEI provided daily accounting services for the Predecessor Fund. During the last three fiscal years ended September 30, 2003, 2002 and 2001, the amounts paid by Advantus International Balanced Fund to SEI were $29,467, $54,839 and $50,066, respectively.

         Under an agreement with Minnesota Life under which Minnesota Life provided accounting, legal and other administrative services, for the fiscal period ended December 5, 2003, and for the fiscal years ended September 30, 2003 and 2002, the Predecessor Funds paid to Minnesota Life for such services:

Fund	Predecessor Fund	12/5/2003	2003	2002
Ivy Real Estate Securities Fund	Advantus Real Estate Securities Fund	$13,732	$52,176	$61,200
Ivy Small Cap Value Fund	Advantus Venture Fund	13,732	59,876	74,400
Ivy Value Fund	Advantus Cornerstone Fund	13,732	59,719	62,000

         Prior to August 25, 2004, in addition to the Master Fund Accounting Services Agreement, the Trust had an Administrative Services Agreement with respect to Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund. This Agreement was originally effective December 31, 2002 between the Trust and IICO, and was assigned by IICO to WRSCO on March 18, 2003, and amended effective July 1, 2003. Pursuant to the Administrative Services Agreement, IICO provided certain administrative services to each Fund. As provided in the Agreement, amended and effective July 1, 2003, each Fund paid WRSCO a monthly fee on the first business day of each month based upon the average daily value (as determined on each business day at the time set forth in the Prospectus for determining net asset value per share) of the net assets of that Fund during the preceding month at the annual rate of 0.01% or one basis point for the first $1 billion of assets with no fee charged for assets in excess of $1 billion. The fee may be voluntarily waived until fund assets are at least $10 million. Prior to July 1, 2003, as compensation for these services, each Fund (except with respect to its Class I shares) pays IICO a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets. Each Fund with Class I shares paid IICO a monthly fee at the annual rate of 0.01% of its average daily net assets for the Class I shares. Class I shares were closed to further investment effective February 18, 2003.

         Administrative Services fees under this Agreement for the fiscal period ended March 31, 2004 and for the fiscal years ended December 31, 2003 and 2002 were:

Fund	2004	2003	2002
Ivy Cundill Global Value Fund	$1,976	$4,592	$3,792
Ivy European Opportunities Fund	3,333	35,745	87,624
Ivy Global Natural Resources Fund	5,661	20,238	29,399
Ivy International Fund	4,875	106,626	309,037
Ivy International Value Fund	1,062	22,931	59,578
Ivy Pacific Opportunities Fund	852	5,163	10,536

         Since the Funds pay a management fee for investment supervision and an accounting services fee for accounting services as discussed above, IICO and WRSCO, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Amounts paid by the Funds under the Shareholder Servicing Agreement are described above. IICO and its affiliates pay the Funds' Trustees and officers who are affiliated with IICO and its affiliates. The Fund pay the fees and expenses of the Funds' other Trustees.

         The Funds pays all of their other expenses. These include, for each Fund, the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Fund under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

         Under the Distribution and Service Plan (the Plan) for Class A shares adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay IFDI, the principal underwriter for the Fund, a fee not to exceed 0.25% of the Fund's average annual net assets attributable to Class A shares, paid daily, to reimburse IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares, the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

         Pursuant to the amended and restated Distribution Agreement, dated September 3, 2003, entered into between IFDI and the Trust, IFDI offers the Funds' shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). In distributing shares through its sales force, IFDI will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Funds' shares. The Class A Plan permits IFDI to receive reimbursement for these Class A-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class A Plan also permits IFDI to be reimbursed for amounts it expends: in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Class A shareholders of the Funds and/or maintaining Class A shareholder accounts; increasing services provided to Class A shareholders of the Funds by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class A shareholders of the Funds and/or maintenance of Class A shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell Class A shares of the Funds, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class A shares.

         The sales force and other parties may be paid continuing compensation based on the value of the shares held by shareholders to whom the member of the sales force is assigned to provide personal services, and IFDI or WRSCO, as well as other parties may also provide services to shareholders through telephonic means and written communications. IFDI may pay other broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares.

         For the fiscal year ended March 31, 2005, the Funds paid (or accrued) the following amounts to IFDI as distribution fees and service fees under the Class A Plan for each of the Funds:

Fund	Distribution Fees	Service Fees
Ivy Balanced Fund	$3,600	$126,432
Ivy Bond Fund	1,700	86,736
Ivy Cundill Global Value Fund	53,300	373,670
Ivy Dividend Income Fund	23,800	33,910
Ivy European Opportunities Fund	26,400	211,056
Ivy Global Natural Resources Fund	67,000	1,036,357
Ivy International Fund	5,000	221,611
Ivy International Balanced Fund	6,200	175,692
Ivy International Value Fund	3,100	26,121
Ivy Mortgage Securities Fund	16,400	371,234
Ivy Pacific Opportunities Fund	18,600	85,287
Ivy Real Estate Securities Fund	30,100	196,205
Ivy Small Cap Value Fund	16,500	149,641
Ivy Value Fund	3,300	128,870

         Under the Plans adopted by the Fund for Class B shares and Class C shares, respectively, the Fund may pay IFDI a service fee of up to 0.25% of the Fund's average annual net assets of the class, paid daily, to compensate IFDI for, either directly or through others, providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class and a distribution fee of up to 0.75% of the Fund's average annual net assets of the class, paid daily, to compensate IFDI for, either directly or through others, distributing the shares of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

         For the fiscal year ended March 31, 2005, the Funds paid (or accrued) the following amounts to IFDI as distribution fees and service fees under the Class B Plan for each of the Funds:

Fund	Distribution Fees	Service Fees
Ivy Balanced Fund	$7,322	$2,441
Ivy Bond Fund	3,496	1,165
Ivy Cundill Global Value Fund	174,426	58,142
Ivy Dividend Income Fund	29,528	9,843
Ivy European Opportunities Fund	254,448	84,816
Ivy Global Natural Resources Fund	447,213	149,071
Ivy International Fund	238,772	79,591
Ivy International Balanced Fund	10,202	3,401
Ivy International Value Fund	155,369	51,790
Ivy Mortgage Securities Fund	30,341	10,114
Ivy Pacific Opportunities Fund	41,893	13,964
Ivy Real Estate Securities Fund	40,317	13,439
Ivy Small Cap Value Fund	22,924	7,641
Ivy Value Fund	10,267	3,422

         For the fiscal year ended March 31, 2005, the Funds paid (or accrued) the following amounts to IFDI as distribution fees and service fees under the Class C Plan for each of the Funds:

Fund	Distribution Fees	ServiceFees
Ivy Balanced Fund	$4,785	$1,595
Ivy Bond Fund	2,232	744
Ivy Cundill Global Value Fund	402,471	134,157
Ivy Dividend Income Fund	58,044	19,348
Ivy European Opportunities Fund	235,277	78,426
Ivy Global Natural Resources Fund	1,103,282	367,761
Ivy International Fund	72,332	24,111
Ivy International Balanced Fund	11,106	3,702
Ivy International Value Fund	51,813	17,271
Ivy Mortgage Securities Fund	44,632	14,877
Ivy Pacific Opportunities Fund	31,877	10,626
Ivy Real Estate Securities Fund	45,638	15,213
Ivy Small Cap Value Fund	35,561	11,854
Ivy Value Fund	13,405	4,468

         Under the Plan adopted for Class Y shares, each Fund pays IFDI daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the Fund's average annual net assets attributable to that class, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class.

         For the fiscal year ended March 31, 2005, the Funds paid (or accrued) the following amounts to IFDI as distribution fees and service fees under the Class Y Plan for each of the Funds:

Fund	Distribution and Service Fees
Ivy Balanced Fund	$119,195
Ivy Bond Fund	74
Ivy Cundill Global Value Fund	17,366
Ivy Dividend Income Fund	2,098
Ivy European Opportunities Fund	5,941
Ivy Global Natural Resources Fund	24,097
Ivy International Fund	408
Ivy International Balanced Fund	603
Ivy International Value Fund	533
Ivy Mortgage Securities Fund	9,636
Ivy Pacific Opportunities Fund	1,740
Ivy Real Estate Securities Fund	282,879
Ivy Small Cap Value Fund	64,905
Ivy Value Fund	55,338

         The only Trustees or interested persons, as defined in the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of the Plans are the officers and Trustees who are also officers of either IFDI or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of IFDI. Each Plan is anticipated to benefit the Fund and its shareholders of the affected class through IFDI's activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Fund. The Fund anticipates that shareholders of a particular class may benefit to the extent that IFDI's activities are successful in increasing the assets of the Fund, through increased sales or reduced redemptions, or a combination of these, and thereby reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the goal of the Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to the Fund, to meet redemption demands. In addition, the Fund anticipates that the revenues from the Plans will provide IFDI with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and the shareholders of the affected class.

         To the extent that IFDI incurs expenses for which reimbursement or compensation may be made under the Plans that relate to distribution and service activities also involving another fund in the Ivy Family of Funds, IFDI typically determines the amount attributable to the Fund's expenses under the Plans on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

         Each Plan was approved by the Board of Trustees, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter, the Plan Trustees).

         Among other things, each Plan provides that (1) IFDI will provide to the Trustees of the Fund at least quarterly, and the Trustees will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Trustees including the Plan Trustees acting in person at a meeting called for that purpose, (3) payments under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of the Trustees who are Plan Trustees will be committed to the discretion of the Plan Trustees.

         Dealer Compensation

         All classes of the Funds are offered through IFDI, Waddell & Reed, Inc., Legend and non-affiliated third-party broker-dealers. IFDI may pay both affiliated and non-affiliated broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for Class A shares purchased at NAV, IFDI (or an affiliate) may pay up to 1.00% of net assets invested; 2) for the purchase of Class B shares, IFDI (or an affiliate) may pay 4.00% of net assets invested; 3) for the purchase of Class C shares, IFDI (or an affiliate) may pay 1.00% of net assets invested; and 4) for the purchase of Class Y shares, IFDI (or an affiliate) may pay 0.25% of net assets invested.

         As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO and IICO's net income, respectively.

Sales Charges for Class A Shares

         Class A shares are subject to an initial sales charge when purchased, based on the amount of investment, according to the following table:

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price[2]
--------	-----------	-----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[3]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated.
2Until August 31, 2005, Legend receives a dealer reallowance in the full amount of the Class A shares sales charge. Edward Jones receives a dealer allowance in the full amount of the Class A sales charge for its clients who are eligible for the Edward Jones Free Switch Program. Edward Jones will rebate 100% of the sales load to eligible Free Switch customers.
3No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a CDSC of 1% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

         IFDI may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge, according to the following schedule:*

1.00% - Sales of $1.0 million to $1,999,999.99
0.80% - Sales of $2.0 million to $2,999,999.99
0.50% - Sales of $3.0 million to $49,999,999.99
0.25% - Sales of $50.0 million or more

*IFDI will pay Waddell & Reed, Inc. 0.50% on any level of investments made in Class A shares with no initial sales charge.

         On each purchase of the Class A shares of the Funds offered at the then public offering price including the total applicable sales charges, commissions, dealer concessions and other fees (if any) shall be as described in each Fund's then current prospectus and in this SAI (see Reasons for Differences in the Public Offering Price of Class A Shares).

         For Securian Financial Services, Inc. and CRI Securities, Inc. (collectively, Securian), an additional commission equal to 0.10% of the public offering price will be paid. In addition, Securian may be paid an annual amount equal to 0.05% of the average daily account value of Securian Fund accounts. In addition, Securian and/or its affiliated companies will be paid annual incentive compensation of between 0.05% and 0.15%, depending on the level of Fund assets held in Securian accounts.

Custodial and Auditing Services

         The Trust's custodian is UMB Bank, n.a., whose address is 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Fund's cash and securities. Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City, Missouri, is the Fund's independent registered public accounting firm, and audits each Fund's financial statements and an affiliate prepares the Fund's tax returns.

PORTFOLIO MANAGERS

Fund Managers employed by IICO

The following tables provide information relating the portfolio managers of the Funds as of March 31, 2005:

David Ginther
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	315	0	0
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Frederick Jiang
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	79	0	0
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Thomas Mengel
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	5
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	1,224	0	183
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Matthew Norris
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	4
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	1,007	0	110
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Cynthia Prince-Fox
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	4
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	1,218	2	150
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.
  The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO's adopted Allocation Procedures.

IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation
Integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual's level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; c) eligibility for a stock incentive plan in shares of Waddell & Reed Financial, Inc. (WDR) that rewards teamwork; and d) paying for the cost of a leased automobile. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and e) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by IICO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style. Half of their bonuses are based upon a three-year period and half is based upon a one year period. For truly exceptional results, bonuses can be multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by Waddell & Reed, with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in Waddell & Reed managed mutual funds, the WDR's 401(k) plan offers Waddell & Reed managed mutual funds as investment options. No bonus compensation is based upon the amount of the mutual fund assets under management.

Ownership of Securities
As of March 31, 2005, the dollar range of shares beneficially owned by the portfolio managers was:

Manager	Fund Managed in the Ivy Funds	Dollar Range of Shares Owned in Fund Managed	Dollar Range of Shares Owned in Funds in Fund Complex
David Ginther	Ivy Dividend Income	A	E
Frederick Jiang	Ivy Pacific Opportunities	A	A
Thomas Mengel	Ivy International Ivy International Value	A	E
Matthew Norris	Ivy Value	A	D
Cynthia Prince-Fox	Ivy Balanced	A	E

A portion of each portfolio manager's compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of March 31, 2005, the dollar range of shares of the Portfolios deemed owned by the portfolio managers was:

Manager	Fund Managed in the Ivy Funds	Dollar Range of Shares Deemed Owned in Fund Managed	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
David Ginther	Ivy Dividend Income	A	C
Frederick Jiang	Ivy Pacific Opportunities	C	C
Thomas Mengel	Ivy International Ivy International Value	D	E
Matthew Norris	Ivy Value	A	D
Cynthia Prince-Fox	Ivy Balanced	C	C

Fund Managers employed by Advantus Capital Management, Inc.

The following tables provide information relating the portfolio managers of the Portfolios as of March 31, 2005:

Joseph R. Betlej
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$438.6	$19.5	$146.5
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Thomas B. Houghton
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	7
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$461.7	$567.5	$703.6
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

David Land
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	4
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$797.8	$206.8	$695.4
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Christopher R. Sebald
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	2	9
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$907.3	$567.5	$929.1
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Conflicts of Interest
In the judgment of the Fund's investment adviser and investment subadvisor, no material conflicts of interest are likely to arise in connection with a portfolio manager's management of a Fund on the one hand and the management of any account identified above on the other. All portfolio managers must manage assets in their personal accounts in accordance with Advantus Capital's code of ethics. The Funds and all other accounts managed by a portfolio manager in a similar style are managed subject to substantially similar investment restrictions and guidelines, and therefore no conflict of interest is likely to arise due to material differences in investment strategy. Advantus Capital has also adopted policies and procedures designed for fair allocation of investment opportunities between a Fund and other accounts managed by the same portfolio manager, including accounts of Advantus Capital or their affiliates. In addition, Advantus Capital believe that material conflicts due to differences in compensation paid to portfolio managers (see below) are also unlikely to arise. Account performance is a factor in determining a portfolio manager's compensation, but no portfolio manager's compensation structure favors one account over another on the basis of performance.

Compensation
As of the end of the Fund's most recent fiscal year, each portfolio manager of a Fund is compensated for managing the Fund and for managing other accounts identified above in the manner set forth below. Portfolio managers also receive other compensation in the form of group insurance and medical benefits and pension and other retirement benefits which are available generally to all employees of Advantus Capital and which do not discriminate in favor of any portfolio manager.

Base Salary -- the portfolio manager's total compensation package is reviewed and adjusted annually using competitive compensation surveys. Base salary is designed to provide a measure of stability and is targeted to be competitive with peers.

Short-term Bonus -- the portfolio manager is eligible for an annual bonus that is based on the portfolio manager's ability to meet predetermined goals. Of the total goal, approximately 95% is based on the pre-tax investment performance versus an appropriate benchmark and peer group. In the case of a Portfolio, the appropriate benchmark is the Portfolio's benchmark index described in the Fund's prospectus. Appropriate peer groups are determined using applicable Lipper investment categories. Performance comparisons to the respective benchmark and peer group are performed using both one-year and three-year performance. The remaining goals (approximately 5%) are based on subjective fulfillment of position duties.

Long-term Incentive -- the portfolio manager is eligible for a long-term bonus that is dependent upon Advantus Capital's strategic business objectives such as profitability, sales, etc. If long-term bonuses are granted, the bonus has a four-year vesting schedule.

Deferred Compensation -- the portfolio manager has the option to defer all or part of his or her short-term and long-term bonuses into a non-qualified deferred compensation plan. All elections must be made prior to the start of the performance measurement period.

Revenue Share -- the portfolio manager is paid a percentage of revenue received for the management of assets for unaffiliated clients including the Ivy Bond Fund, the Ivy Real Estate Securities Fund and the Ivy Mortgage Securities Fund, except if investments are made through the portfolio manager's retirement account that invests in the Funds through separate accounts. Revenues received from accounts of Advantus Capital or any of its affiliates are not subject to revenue share.

Ownership of Securities
As of March 31, 2005, the dollar range of shares of the Funds beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned in Ivy Bond Fund	Dollar Range of Shares owned in Ivy Mortgage Securities Fund	Dollar Range of Shares owned in Ivy Funds
Christopher R. Sebald	$0	$0	$0
David Land	$0	$0	$1 to $10,000
Thomas Houghton	$1 to $10,000	N/A	$1 to $10,000

Manager	Dollar Range of Shares owned in Ivy Real Estate Securities Fund	Dollar Range of Shares owned in Ivy Funds
Joseph R. Betlej	$10,001 to $50,000	$50,001 to $100,000

Portfolio Managers employed by BlackRock Financial Management, Inc.

The following provides information relating to the portfolio manager of the Ivy Small Cap Value Fund as of March 31, 2005:

Wayne Archambo
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	0	18
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$5,593	0	$892
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Conflicts of Interest
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees) which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates, and any officer, director, stockholder, or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. Actions with respect to securities of the same kind may be the same as or different from the action which BlackRock, any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors, or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, BlackRock includes disclosure regarding these matters to its clients in both its Form ADV and investment management agreements.

Circumstances may arise under which BlackRock determines that, while it would be both desirable and suitable that a particular security or other investment be purchased or sold for the account of more than one of its clients accounts, there is a limited supply or demand for the security or other investment. Under such circumstances, BlackRock will seek to allocate the opportunity to purchase or sell that security or other investment among those accounts on an equitable basis but shall not be required to assure equality of treatment among all of its clients (including that the opportunity to purchase or sell that security or other investment will be proportionally allocated among those clients according to any particular or predetermined standards or criteria). Where, because of prevailing market conditions, it is not possible to obtain the same price or time of execution for all of the securities or other investments purchased or sold for a Fund, BlackRock may, consistent with its allocation procedures and applicable law, average the various prices and charge or credit the Portfolio with the average price. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund.

Portfolio Manager Compensation

BlackRock's financial ties with its portfolio managers, its competitive compensation, and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm, which may include the amount of assets supervised and other management roles within the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (LTIP) -- The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in part in cash and in part in BlackRock common stock. Mr. Archambo has received awards under the LTIP.

Deferred Compensation Program -- A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. In addition, a portion of the annual compensation of certain senior managers, including Mr. Archambo, is mandatorily deferred in a similar manner for a number of years.

Options and Restricted Stock Awards -- While incentive stock options are not presently being awarded to BlackRock employees, BlackRock previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Archambo has been granted stock options in prior years, and he also participates in BlackRock's restricted stock program.

Incentive Savings Plans -- The PNC Financial Services Group, Inc., which owns approximately 71% of BlackRock's common stock, has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including an Employee Stock Purchase Plan (ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the employee's contribution of up to 6% of the employee's salary. The company match is made using BlackRock common stock. The firm's 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each of the portfolio managers are eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of two components: the investment performance of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's teamwork and contribution to the overall performance of these portfolios. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks, rather than each other. In most cases, including for the portfolio managers of the Portfolios, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts are measured. For Mr. Archambo the relevant benchmark is a combination of market-based indices, and in the case of this fund is benchmarked to the Russell 2000 Value Index.

Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with the firm. BlackRock's Management Committee determines all compensation matters for portfolio managers. BlackRock's basic compensation structure has been in place since its inception.

Ownership of Securities
As of March 31, 2005, Mr. Archambo did not beneficially own any shares of Ivy Small Cap Value Fund.

As of March 31, 2005, the dollar range of shares of funds in the Fund Complex beneficially owned by Mr. Archambo was: $0.

Portfolio Managers employed by Cundill Investment Research Ltd.

The following provides information relating to the portfolio manager of the Ivy Cundill Global Value Fund as of March 31, 2005:

Peter Cundill
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees		0	0
Assets Managed (in millions)	$683	0	0
Assets Managed with Performance-Based Advisory Fees (in millions)		0	0

Hiok Hhu Ng
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	2	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	2
Assets Managed (in millions)	$577	$276	$25
Assets Managed with Performance-Based Advisory Fees (in millions)	0	$39	$25

Conflicts of Interest
The Cundill Group adheres to its Trade Allocation policy to ensure that each client is treated fairly in the allocation of investment opportunities, and to ensure there is no unfair preference given to any client on the price, commission or allocation of a trade. This alleviates any potential conflicts of interest between the Fund and other funds managed by the Cundill Group.

Trade Allocation Policy

If the availability of any particular security is limited and that security is appropriate for the investment objective of more than one account, any purchase of that security will be allocated on a pro-rata basis.

Not all securities may be appropriate for all accounts.

A partial securities position may be established or a portion of an existing securities position may be disposed of on behalf of one account before such positions are initially acquired or sold for other accounts. This could occur, for example, as a result of the specific investment objectives of the account, different cash resources arising from fund purchases or redemptions and contributions to or withdrawals from other accounts, or the purchase of a small portfolio position to assess the overall investment desirability of a security.

Subject to the foregoing, each trade should be allocated on a pro-rata basis to each account to the extent they wish to participate using the following procedure:

1.	Each account interested in participating must be identified.
2.	The amount of participation must be calculated.
3.	The trade must be allocated pro-rata.

Portfolio Manager Compensation

General ---

Compensation is composed of a base salary and an annual bonus. The bonus is based upon personal performance, group performance and overall corporate profitability for the year, with the first two components tied into the performance of the clients' accounts. In addition, senior members of the firm participate in a further profit-sharing plan based on corporate profitability.

Peter Cundill ---

Base salary --- Fixed, reviewed annually

Annual bonus - The bonus contains three components:
1)

Personal performance -- tied to the performance of the clients' accounts managed by Mr. Cundill. The bonus is calculated net of management fees and is pre-tax. It is based on a rolling 1-3 year performance figure and is not based on asset size. One of the performance determinants is comparing to returns of alternative asset classes.

2)

Group performance - tied to the performance of the clients' accounts managed by the whole Cundill Group. The bonus is calculated net of management fees and is pre-tax. It is based on a rolling 1-3 year performance figure and is not based on asset size. One of the performance determinants is comparing to returns of alternative asset classes.

3)	Overall corporate profitability for the year -- calculated pre-tax.

Profit-sharing plan - This is additional profit-sharing for senior members of the firm, and is not tied to performance.

Hiok Hhu Ng ---

Base salary --- Fixed, reviewed annually

Annual bonus - The bonus contains five components:
1)

Personal performance -- tied to the performance of the clients' accounts managed by Mr. Ng. The bonus is calculated net of management fees and is pre-tax. It is based on a rolling 1-3 year performance figure and is not based on asset size. One of the performance determinants is comparing to returns of alternative asset classes.

2)

Group performance - tied to the performance of the clients' accounts managed by the whole Cundill Group. The bonus is calculated net of management fees and is pre-tax. It is based on a rolling 1-3 year performance figure and is not based on asset size. One of the performance determinants is comparing to returns of alternative asset classes.

3)	Overall corporate profitability for the year -- calculated pre-tax.
4)	A fixed percentage of any performance fee earned on accounts managed by Mr. Ng.
5)	A discretionary allocation amount to ensure fairness across all Investment Department members.

Ownership of Securities
As of March 31, 2005, the dollar range of shares of the Funds beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned in Ivy Cundill Global Value Fund	Dollar Range of Shares owned in Ivy Funds
Peter Cundill	over $100,000	over $100,000
Hiok Hhu Ng	$10,001 to $50,000	$10,001 to $50,000

Portfolio Managers employed by Henderson

The following provides information relating to the portfolio manager of the Ivy European Opportunities Fund as of March 31, 2005:

Stephen Peak
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	6	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	6	0
Assets Managed (in millions)	$708	$1,936	0
Assets Managed with Performance-Based Advisory Fees (in millions)	0	$1,936	0

Conflicts of Interest
Henderson seeks to foster a reputation for integrity and professionalism. That reputation is a vital business asset. The confidence and trust placed in us by investors is something that is highly valued and must be protected. As a result, any activity that creates any actual or potential conflict of interest or even the appearance of any conflict of interest must be avoided and is prohibited. A Code of Ethics has been adopted to ensure that those who have knowledge of portfolio transactions or other confidential client information will not be able to act thereon to the disadvantage of Henderson's clients. The Code does not purport comprehensively to cover all types of conduct or transactions which may be prohibited or regulated by the laws and regulations applicable.

Mr. Peak is responsible for managing both the Fund and other accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to certain trading practices used by the portfolio manager (e.g. allocation of aggregated trades). Henderson has policies and procedures reasonably designed to mitigate these conflicts. Mr. Peak advises certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees.

Compensation
Henderson's investment professionals have significant short and long-term financial incentives. In general, the compensation plan is based on:

  Pre-defined, objective, measurable investment performance
  Performance goals that are ambitious, but attainable
  The plan provides an incentive for appropriately aggressive portfolio management to achieve maximum feasible results within the portfolio's risk-return parameters.

The compensation structure consists of four primary elements. There is a competitive base salary together with a short-term incentive bonus plan. In addition, there are two further incentive-based packages for senior international investment professionals that reward staff on both individual and team performance, reflecting profitable asset growth.

International team members have the option to invest in a long-term incentive program that is based on the profitability of Henderson Global Investors. Additionally, some managers participate in the distribution of performance-related fees if such funds are structured accordingly.

A summary of the compensation package is as follows:

  Basic Salaries: in line with or better than the industry average
  Short Term Incentive Bonus: the STI bonus is usually the majority of the variable component, based largely on investment performance; for a typical fund manager, it can vary between 50 percent and 150 percent of the salary
  Growth Equity Bonus Plan: the GEB is based on a team's contribution to a rise in profits, it is designed to reward profitable asset growth
  Long Term Incentive Plan: senior investment managers are able to invest part of their remuneration in a virtual share scheme based on Henderson's profitability
  Performance-related fees: for some funds, any performance related fee earned by the firm is shared with individuals generating that performance

Ownership of Securities
As of March 31, 2005, Mr. Peak did not beneficially own any shares of Ivy European Opportunities Fund.

As of March 31, 2005, the dollar range of shares of funds in the Fund Complex beneficially owned by Mr. Peak was: $0.

Portfolio Managers employed by Mackenzie Financial Corporation

The following provides information relating the portfolio managers of the Portfolios as of March 31, 2005:

Fred Sturm
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	7	4
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$512	$600	$307
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Conflicts of Interest
The company, and the manager as its representative, may have other clients that lead to a variance in compensation schemes, however, the company has in place a Business Conduct Policy and Trade Allocation Policy which require fair treatment of all accounts. The manager, subject to the Business Conduct Policy, may invest in securities held by the Fund. The manager may also invest directly in other funds with overlapping mandates. The company reserves the sole discretion to periodically review, and materially alter the compensation schemes from time to time.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented (amongst others) with the following potential conflicts:

  The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. Individual mandate objectives may vary, but in general Mackenzie seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment approach. Most other accounts managed by a portfolio manager are managed using similar investment disciplines that are used in connection with the management of the Funds.
  If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Mackenzie and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.
  With respect to securities transactions for the Funds, Mackenzie determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Mackenzie or an affiliate acts as sub'advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Mackenzie may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Mackenzie or its affiliates may place separate, non-simultaneous, transactions for a Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.
  Finally, the appearance of a conflict of interest may arise where Mackenzie has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.
  Mackenzie and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Manager Compensation

Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. The managers may also participate in long-term incentives commonly used within the corporation, potentially including options of IGM Financial. Mackenzie evaluates competitive market compensation by reviewing compensation trends within the investment industry. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market and portfolio manager responsibilities. Each portfolio manager's compensation consists principally of the following elements:

  Base salary. Each portfolio manager is paid a base salary. In setting the base salary, Mackenzie's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
  Periodic bonus. Each portfolio manager is eligible to receive periodic cash bonuses which have quantitative and non-quantitative components. Bonuses are determined based on a combination of factors including (but not exclusively) relevant comparisons to industry compensation practices, a measure of total assets under management, pre-tax performance of funds under management relative to comparable indices and competitive products assessed over a 1-5 year horizon, individual performance versus a series of specific objectives potentially including corporate management activities, and overall financial performance of the firm.
  Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of IGM Financial stock from pools determined from time to time by the Remuneration Committee of the Mackenzie Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.
  Participation in deferred compensation plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio managers also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
As of March 31, 2005, Mr. Sturm did not beneficially own any shares of Ivy Global Natural Resources Fund.

As of March 31, 2005, the dollar range of shares of funds in the Fund Complex beneficially owned by Mr. Sturm was: $0.

Portfolio Managers employed by Templeton Investment Counsel, LLC

The following provides information relating the portfolio managers of the Portfolios as of March 31, 2005:

Alexander C. Calvo

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	10	14	5
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$6,09	$3,083	$178
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Edgerton Tucker Scott

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	4	1	35
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,403	$123	$8,070
Assets Managed with Performance-Based Advisory Fees (in millions)	0	0	0

Conflicts of Interest
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interests. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tends to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Portfolio Manager Compensation

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton budget guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interest of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (35% to 50%). The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Fund shareholders. The following factors are generally used in determining bonuses under the plan:

  Investment performance Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
  Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.
  Non-investment performance: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.
  Responsibilities The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded options to purchase common shares of Franklin Resources stock, restricted shares of Franklin Resources stock or restricted shares of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Securities
As of March 31, 2005, the dollar range of shares of the Funds beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned in Ivy International Balanced Fund	Dollar Range of Shares owned in Ivy Funds
Alexander Calvo	$0	$0
Edgerton Tucker Scott	$0	$0

BROKERAGE ALLOCATION AND OTHER PRACTICES

         One of the duties undertaken by IICO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the portfolio of the Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individual who manages the Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently place concurrent orders for all or most accounts for which the manager has responsibility or IICO may otherwise combine orders for the Fund with those of other funds in the Ivy Family of Funds' or other accounts for which it or its affiliate, Waddell & Reed Investment Management Company (WRIMCO), has investment discretion, including accounts affiliated with IICO or WRIMCO. IICO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), IICO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, IICO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included fund or advisory account and (b) within a group having a mid-cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as investment strategies and policies of the fund or advisory account, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

         In all cases, IICO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

         To effect the portfolio transactions of the Fund, IICO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. IICO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Subject to review by the Board of Trustees, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by IICO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which IICO has investment discretion.

         Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

         The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by IICO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, IICO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to IICO or its affiliates. IICO does not direct Fund brokerage to compensate brokers for the sale of Fund shares. The Funds have adopted a policy that prohibits IICO from using Fund brokerage commissions to compensate broker-dealers for promotion or sale of Fund shares.

         The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of IICO and/or WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist IICO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by IICO.

         Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of IICO; serves to make available additional views for consideration and comparisons; and enables IICO to obtain market information on the price of securities held in the Fund's portfolio or being considered for purchase. The Fund may also use its brokerage to pay for pricing or quotation services to value securities.

         The table below sets forth the brokerage commissions paid by each of the Funds then in existence during the fiscal periods ended March 31, 2005, March 31, 2004, December 31, 2003 and December 31, 2002. These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

	2005	2004	2003	2002
Ivy Cundill Global Value Fund	$567,097	$62,206	$73,949	$33,718
Ivy Dividend Income Fund	37,516	8,071	16,659	NA
Ivy European Opportunities Fund	387,863	224,559	374,432	258,076
Ivy Global Natural Resources Fund	4,348,930	469,725	311,389	156,080
Ivy International Fund	766,403	279,666	1,431,914	922,641
Ivy International Value Fund	225,881	52,431	324,435	165,800
Ivy Pacific Opportunities Fund	451,227	136,498	171,298	21,625
	------------	------------	-----------	-----------
Total	$6,784,917	$1,498,041	$3,435,076	$2,892,648

         The table below sets forth the brokerage commissions paid by each of the Funds then in existence during the fiscal periods ended March 31, 2005, March 31, 2004, September 30, 2003 and September 30, 2002. These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

	2005	2004	2003	2002
Ivy Balanced Fund	$107,532	$33,389	$125,000	$100,857
Ivy Bond Fund	---	---	---	88,540
Ivy International Balanced Fund	59,208	8,510	36,000	24,534
Ivy Mortgage Securities Fund	---	---	---	584,335
	------------	------------	-----------	-----------
Total	$166,740	$1,498,041	$3,435,076	$2,892,648

         The table below sets forth the brokerage commissions paid by each of the Funds then in existence during the fiscal periods ended March 31, 2005, March 31, 2004, July 31, 2003 and July 31, 2002. These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

	2005	2004	2003	2002
Ivy Real Estate Securities Fund	$622,236	$86,733	$92,000	114,123
Ivy Small Cap Value Fund	500,648	60,995	219,000	193,659
Ivy Value Fund	148,346	75,258	259,000	228,660
	------------	------------	-----------	-----------
Total	$1,271,230	$1,498,041	$3,435,076	$2,892,648

         The next table shows for each of the Funds the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid during the fiscal year ended March 31, 2005 for each of the Funds. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

Fund	Amount of Transactions	Brokerage Commissions
Ivy Balanced Fund	$63,370,928	$86,509
Ivy Bond Fund	---	---
Ivy Cundill Global Value Fund	11,062,320	22,096
Ivy Dividend Income Fund	22,309,450	27,026
Ivy European Opportunities Fund	---	---
Ivy Global Natural Resources Fund	---	---
Ivy International Fund	113,007,897	286,452
Ivy International Balanced Fund	27,974,591	51,922
Ivy International Value Fund	30,334,434	77,775
Ivy Mortgage Securities Fund	---	---
Ivy Pacific Opportunities Fund	45,516,000	181,340
Ivy Real Estate Securities Fund	360,478	360
Ivy Small Cap Value Fund	94,108,683	241,416
Ivy Value Fund	77,911,466	117,702
	----------------	---------------
Total	$485,956,247	$1,092,598

         As of March 31, 2005, each of the Funds held securities issued by their respective regular broker-dealers, as follows: Balanced Fund owned Citigroup Inc. and Morgan Stanley securities in the aggregate amounts of $1,869,504 and $1,236,600, respectively. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Fund. Morgan Stanley is the parent of Morgan Stanley & Co. Incorporated, a regular broker of the Fund.

         Bond Fund owned a Morgan Stanley Dean Witter & Co. security in the aggregate amount of $163,488. Morgan Stanley (formerly, Morgan Stanley Dean Witter & Co.) is the parent of Morgan Stanley & Co. Incorporated, a regular broker of the Fund.

         Dividend Income Fund owned Bank of America Corporation, Citigroup Inc., Goldman Sachs Group, Inc. (The), Merrill Lynch & Co., Inc. and Morgan (J.P.) Chase & Co. securities in the aggregate amounts of $668,115, $609,701, $544,451, $495,250 and $664,389, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Fund. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Fund. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Fund. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Morgan (J.P.) Chase & Co. is the parent of Morgan (J.P.) Securities Inc., a regular broker of the Fund.

         European Opportunities Fund owned Credit Suisse Group and Royal Bank of Scotland Group plc (The) securities in the aggregate amounts of $4,295,274 and $3,189,944, respectively. Credit Suisse Group is the parent of Credit Suisse First Boston Corporation (The), a regular broker of the Fund. Royal Bank of Scotland Group plc (The) is the parent of Royal Bank of Scotland plc (The), a regular broker of the Fund.

         International Fund owned Credit Suisse Group and Royal Bank of Scotland Group plc (The) securities in the aggregate amounts of $2,600,788 and $2,877,628, respectively. Credit Suisse Group is the parent of Credit Suisse First Boston Corporation (The), a regular broker of the Fund. Royal Bank of Scotland Group plc (The) is the parent of Royal Bank of Scotland plc (The), a regular broker of the Fund.

         International Balanced Fund owned Royal Bank of Scotland Group plc (The) and UBS AG securities in the aggregate amounts of $823,088 and $625,178, respectively. Royal Bank of Scotland Group plc (The) is the parent of Royal Bank of Scotland plc (The), a regular broker of the Fund. UBS AG is the parent of UBS Securities LLC, a regular broker of the Fund.

         International Value Fund owned a Credit Suisse Group security in the aggregate amount of $513,285. Credit Suisse Group is the parent of Credit Suisse First Boston Corporation (The), a regular broker of the Fund.

         Value Fund owned Bank of America Corporation, Citigroup Inc., Merrill Lynch & Co., Inc., Morgan (J.P.) Chase & Co. and Morgan Stanley securities in the aggregate amounts of $2,260,390, $1,910,534, $333,940, $1,968,809, and $1,233,165, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Fund. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Fund. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Morgan (J.P.) Chase & Co. is the parent of Morgan (J.P.) Securities Inc., a regular broker of the Fund. Morgan Stanley is the parent of Morgan Stanley & Co. Incorporated, a regular broker of the Fund.

PROXY VOTING POLICY

The Funds have delegated all proxy voting responsibilities to their investment manager. IICO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and IICO's corresponding positions.

Board of Directors Issues:
IICO generally supports proposals requiring that a majority of the Board consist of outside, or independent, directors.

IICO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

IICO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. IICO will support such protection so long as it does not exceed reasonable standards.

IICO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:
IICO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

IICO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

IICO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

IICO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

IICO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes "Purchase Rights Plan"). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:
IICO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the Plan is reasonably limited.

Political Activity:
IICO will generally vote against proposals relating to corporate political activity or contributions, or to require the publication of reports on political activity or contributions made by political action committees (PAC's) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PAC's. This is public information and available to all interested parties.

Conflicts of Interest Between IICO and the Funds:
IICO will use the following three-step process to address conflicts of interest: (1) IICO will attempt to identify any potential conflicts of interest; (2) IICO will then determine if the conflict as identified is material; and (3) IICO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of the Funds and are not the product of a material conflict. The attached Exhibit A includes sample proxy voting conflict of interest procedures.

I. Identifying Conflicts of Interest: IICO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the fund's shareholders on a proxy voting matter. IICO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

  Business Relationships -- IICO will review any situation for a material conflict where IICO manages money for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that IICO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage IICO to vote in favor of management.
  Personal Relationships -- IICO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.
  Familial Relationships -- IICO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

IICO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

II. "Material Conflicts": IICO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, IICO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

In considering the materiality of a conflict, IICO will take a two-step approach:

  Financial Materiality -- A relationship will be considered presumptively non-material unless the relationship represents 5% or more of IICO's annual revenue. If the relationship involves an affiliate, the "material" benchmark will be 15% or more of IICO's annual revenue.
  Non-Financial Materiality -- IICO will review all known relationships of portfolio managers and senior management for improper influence.

III. Procedures to Address Material Conflicts: IICO will use the following techniques to vote proxies that have been determined to present a "Material Conflict."

  Use a Proxy Voting Service for Specific Proposals -- As a primary means of voting material conflicts, IICO will vote per the recommendation of an independent proxy voting service (Institutional Shareholder Services ("ISS") or another independent third party if a recommendation from ISS is unavailable).
  Client directed -- If the Material Conflict arises from IICO's management of a third party account and the client provides voting instructions on a particular vote, IICO will vote according to the directions provided by the client.
  Use a Predetermined Voting Policy -- If no directives are provided by either ISS or the client, IICO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and IICO chooses to use a predetermined voting policy, IICO will not be permitted to vary from the established voting policies established herein.
  Seek Board Guidance -- If the Material Conflict does not fall within one of the situations referenced above, IICO may seek guidance from the Funds' Board of Directors on matters involving a conflict. Under this method, IICO will disclose the nature of the conflict to the Fund Board and obtain the Board's consent or direction to vote the proxies. IICO may use the Board Guidance to vote proxies for its non-mutual fund clients.

Proxy Voting Policies of Subadvisors

ADVANTUS CAPITAL MANAGEMENT, INC.
April, 2004
Summary of Proxy Voting Policies and Procedures

Advantus Capital Management, Inc. ("Advantus") has adopted policies and procedures relating to the voting of proxies (the "Proxy Policies and Procedures") which include specific proxy voting policies and procedures for portfolios subadvised by Advantus that are designed to ensure that proxies are voted in the best interests of its clients in accordance with its fiduciary duties and legal and regulatory requirements. The Proxy Policies and Procedures do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Advantus takes no responsibility for the voting of any proxies on behalf of any such client.

A copy of the complete Proxy Policies and Procedures is available to all clients of Advantus upon request, subject to the provision that such Proxy Policies and Procedures are subject to change at any time without notice.

The role of shareholders in corporate governance is typically limited. A majority of decisions regarding operations of the business of a corporation should be left to management's discretion. It is Advantus' policy that the shareholder should become involved with these matters only when management has failed and the corporation's performance has suffered or to protect the rights of shareholders to take action.

The guiding principle by which Advantus votes on all matters submitted to security holders is the maximization of the ultimate economic value of the securities held by its clients. This involves not only the immediate impact of each proposal but other considerations with respect to the security of the shareholders' investments over the long term.

It is the general policy of Advantus to vote on all matters presented to security holders in any proxy, but Advantus reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of Advantus, the costs associated with voting such proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients, in the judgment of Advantus.

Advantus has an Investment Policy Committee, which is responsible for overseeing the Proxy Policies and Procedures, modifying the Proxy Policies and Procedures from time to time, and monitoring voting decisions to avoid and resolve any conflicts of interest. The Investment Policy Committee is charged with ensuring that all conflicts of interest are resolved in the best interest of the clients.

The actual mechanical methods employed for voting Proxies is dependent upon the type of client. For those clients who have hired Advantus as an adviser, and not a subadviser, Advantus has elected the custodian bank (Wells Fargo Bank) to vote Proxies on behalf of the client. Proxies are directly sent to the custodian bank. Wells Fargo Bank votes the proxies according to their proxy guidelines and philosophy. Wells Fargo Bank employs Institutional Shareholder Services (ISS) as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Bank Proxy Guidelines.

For those clients who have hired Advantus as a subadviser, Advantus will vote Proxies according to the Advantus Proxy Voting Procedures. Advantus will endeavor to prevent the votes cast for these client portfolios to differ from the votes cast by Wells Fargo Bank on behalf of those Advantus clients who rely on Wells Fargo Bank to vote their Proxies. Advantus will receive the proxy voting information from the client's custodian, then vote the proxy and return it to the company as directed on the proxy form and finally return a copy of each such proxy vote to the client for their record keeping purposes.

Advantus has a set of proxy voting guidelines that state the general view and typical vote of Advantus with respect to the issues listed therein. However, these guidelines are just that---guidelines; they are not strict rules that must be obeyed in all cases. Advantus' Proxy Policies and Procedures allow it to vote shares contrary to the typical vote indicated by the guidelines if such a vote is in a client's best interests

Advantus maintains records of all proxy voting decisions and votes cast to the extent required by applicable law and regulations.

Listed below are several reoccurring issues and Advantus' corresponding positions.

  Advantus generally supports proposals requiring that at least a majority of the board be independent directors.
  Advantus generally supports indemnification of directors and officers when the actions taken were on behalf of the company and no criminal violations occurred.
  Advantus generally does not support indemnity proposals that are overly broad.
  Advantus generally supports proposals to ratify the appointment of independent auditors unless there is reason to believe that such ratification is not appropriate.
  Advantus will generally vote for all uncontested director nominees.
  Advantus will consider contested elections on a case by case basis considering the facts and circumstances of each particular case.
  Advantus will consider cumulative voting on a case by case basis.

BlackRock Financial Management, Inc.
Proxy Voting Policies

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. The Fund expects BlackRock and its affiliates to vote proxies related to the Fund's portfolio securities for which the Fund has voting authority consistent with the Fund's best interests. BlackRock has adopted its own proxy voting policies (the "Proxy Voting Policy") to be used in voting the Fund's proxies, which are summarized below.

BlackRock recognizes that implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, BlackRock assesses management on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that BlackRock's continued confidence remains warranted. If BlackRock determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder.

BlackRock's proxy voting policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on BlackRock's ability to vote such proxies in the best interests of the Fund. Accordingly, BlackRock may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company's proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, BlackRock may manage assets of a pension plan of a company whose management is soliciting proxies, or a BlackRock employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. BlackRock's policy in all cases is to vote proxies based on its clients' best interests and not the product of the conflict.

BlackRock has engaged Institutional Shareholder Services ("ISS") to assist it in the voting of proxies. ISS analyzes all proxy solicitations BlackRock receives for its clients and advises BlackRock how, based upon BlackRock's guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters. BlackRock will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Social Issues. If BlackRock has determined that management is generally socially responsible, it will generally vote against social issue proposals, which are generally proposed by shareholders who believe that the corporation's internally adopted policies are ill-advised or misguided.

Financial/Corporate Issues. BlackRock will generally vote in favor of proposals that seek to change a corporation's legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

Shareholder Rights. Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. BlackRock will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Peter Cundill and Associates
Proxy Voting Policy

COMPLIANCE OBJECTIVE

To ensure that all proxies are received and all are voted in the best interest of the Managed Accounts.

GENERAL PRINCIPLES

The Cundill Group, through CIR ("Cundill"), as a fiduciary, has an obligation to vote proxies in the best interests of our Clients. We recognize that the proxy vote is an important asset and voting rights should be exercised to support the interests of our Clients. As a matter of practice, the vote with respect to most issues will be cast in accordance with the position of the Board of Directors, unless it is determined that the ratification of the Board of Directors position would adversely affect the investment merits of owning the security.

In voting proxies, we follow best practices which we believe at present are represented by the materials and guidelines outlined by AIMR, ICAC and ERISA. Specifically, we adopt the principal and guidelines of AIMR, we follow the guidelines outlined by ICAC and observe the policies and restrictions of ERISA. Copies of the relevant documents are filed with the Corporate and Compliance Administrator ("CCA").

The major topics covered by AIMR, ICAC and ERISA in their discussions on voting proxies include Corporate Governance, Takeover Defense and Related Actions, Compensation Plans, Capital Structure, and Social Responsibility.

We also adopt the rules and regulations promulgated by securities regulators within jurisdictions in which we are registered.

  Canada          Ontario and British Columbia Securities Commission
  USA                  The Securities Exchange Commission

DEFINITIONS

         "Best interest of Clients". In Cundill's view, this means Clients' best economic interest over the long term --- that is, the common interest that all Clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

         "Material conflict of interest". Circumstances when Cundill, or any member of Cundill's senior management, any portfolio manager or any portfolio analyst, knowingly does business with a particular proxy issuer or closely affiliated entity which may appear to create a material conflict between the interests of Cundill and the interests of its Clients in how proxies of that issuer are voted. A material conflict of interest may exist in situations where, for example: (1) the company soliciting the proxy, or a person known to be an affiliate of such company, is a Client whose assets are actively managed by Cundill or an affiliate; (2) the company soliciting the proxy, or a person known to be an affiliate of such company, to the knowledge of the individual charged with voting the proxy, is being actively solicited to be a client of Cundill or an affiliate; (3) a Client or a client-supported interest group actively supports a proxy proposal; or (4) Cundill or an officer of Cundill has personal or other business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or in any other matter coming before shareholders - for example, where an officer of Cundill or any Cundill affiliate has a spouse or other close relative who serves as a director or executive of the company soliciting the proxy.

GENERAL VOTING POLICIES

         1) Client's Best Interest. Where Cundill is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted with a view to enhancing the value of the shares of stock held in Client accounts. The financial interest of our Clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, the diversity of our Clients means that we are unable to represent each such view in each instance. Thus, Cundill seeks to vote proxies on securities held by Clients in what we believe to be the best economic interests of the Clients or, where employee benefit plan assets are involved, in the best economic interests of plan participants and beneficiaries, as determined by Cundill in good faith, unless a Client has provided specific instructions otherwise for its voting securities. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interest of Clients. Proxies will also be voted with the aim of promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of shareholders.

         2) Case-by-Case Basis. While these Policies and Procedures guide our decisions, each proxy vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. One of the primary factors Cundill considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, Cundill believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues should be resolved. As a matter of practice, the vote with respect to most issues will be cast in accordance with the position of the company's management. However, each issue will be considered on its merits and the position of a company's management will not be supported if it is determined that ratification of management's position would adversely affect the investment merits of owning the stock.

         3) Individualized. These Policies and Procedures are tailored to suit Cundill's advisory business and the types of securities portfolios Cundill manages. Cundill-votes proxies for all Client accounts in the same manner unless mandated otherwise by Client or by law. To the extent that Clients (e.g., funds, pension plans) have adopted their own procedures, Cundill may vote the same securities differently depending upon Clients' directions.

         4) Material Conflicts of Interest. As a matter of policy, the officers, directors and employees of Cundill will not be influenced by outside sources whose interests conflict with the interests of Clients, or their participants or beneficiaries when applicable. Any conflict of interest will be resolved in the interests of the Client, or the participants and beneficiaries when applicable. When a material conflict of interest between Cundill and its respective Client(s) is identified, Cundill will choose among the procedures set forth in Section 10.2 ? Proxy Procedures.

         5) Limitations. The circumstances, under which Cundill may take a limited role in voting proxies, include the following.

         a) No Responsibility. Cundill will not vote proxies for accounts in which the Client contract specifies that Cundill will not vote. Under such circumstances, the Clients' custodians ("Custodians") are instructed to mail proxy material directly to such Clients.

         b) Limited Value. Cundill may abstain from voting a Client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

         c) Unjustifiable Costs. Cundill may abstain from voting a Client proxy for cost reasons.

         d) Securities No Longer Held. The Adviser generally will not vote proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a Client.

         e) Securities Lending Arrangements. If voting securities are part of a securities lending program, Cundill may be unable to vote while the securities are on loan.

         f) Special Considerations. Cundill's responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. In general, Cundill has full discretionary authority to exercise voting rights for Client accounts unless the Client has contractually reserved the obligation and right to vote proxies itself. If a Client requests in writing that Cundill vote its proxy in a manner inconsistent with these Policies and Procedures, Cundill may follow the Client's direction or may request that the Client vote the proxy directly.

         6) Sources of Information. Cundill may conduct research internally and/or use the resources of an independent research consultant. Cundill may also consider other materials, such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. Fortune 500 companies and small cap companies.

         7) Availability of Policies and Procedures. Cundill will provide Clients with a copy of these Policies and Procedures, as revised from time to time, upon request. To obtain the most recent copy of our Proxy Voting Guidelines, please contact us at:

                           E-Mail:         invest@cundill.com

                           Phone:                  (604) 601-8300

         8) Disclosure of Vote. A Client may obtain information on how its proxies were voted by requesting such information from Cundill. Cundill does not generally disclose Client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the Client. However, to the extent that Cundill acts as a sub adviser to another adviser to a Client's account, Cundill will be deemed to be authorized to provide such the Client's proxy voting information to the adviser.

Henderson Investment Management Limited
Proxy Voting Policies and Procedures

A.         Principles1

1.         Background
Henderson Investment Management Limited (HIML) believes that in order to achieve long-term success, companies need not only to conceive and execute appropriate business strategies, but also to maintain high standards of corporate governance and corporate responsibility. We therefore expect companies to operate according to recognised national and international standards in these areas.

This policy sets out HIML's approach to corporate governance, corporate responsibility and proxy voting.

2.         Corporate objective
The overriding objective of the company should be to optimize over time the returns to its shareholders. Where other considerations affect this objective, they should be clearly stated and disclosed. To achieve this objective, the company should endeavour to ensure the long-term viability of its business, and to manage effectively its relationships with stakeholders.

3.         Corporate strategy
Major strategic modifications to the core business(es) of a company should not be made without prior shareholder approval. Equally, major corporate changes which in substance or effect materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders should not be made without prior shareholder approval of the proposed change. Shareholders should be given sufficient information about any such proposal, sufficiently early, to allow them to make an informed judgment and exercise their voting rights.

4.         Disclosure
Companies should disclose accurate, adequate and timely information, in particular meeting market guidelines where they exist, so as to allow investors to make informed decisions about the acquisition, ownership obligations and rights, and sale of shares. Clear and comprehensive information on corporate governance arrangements and the company's management of corporate responsibility issues should be provided.2

5.         Voting rights
Companies' ordinary shares should provide one vote for each share. Companies should act to ensure the owners' rights to vote. All proposals that might materially affect shareholder value or shareholders' rights should be subject to shareholder approval. Each proposal should be presented separately to shareholders -- multiple proposals should not be combined in the same resolution at the Annual General Meeting (AGM).

1These Principles are based on the Organisation for Economic Co-operation and Development's Corporate Governance Principles and those of the International Corporate Governance Network.
2For further discussion of corporate responsibility see section 9.

6.         Boards of directors
The board of directors, or supervisory board, as an entity, and each of its members, as an individual, is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole. Each member should stand for election on a regular basis.

Companies should disclose upon appointment to the board and thereafter in each annual report or proxy statement information on the identities, core competences, professional or other backgrounds, factors affecting independence, and overall qualifications of board members and nominees so as to enable investors to assess the value they add to the company. Procedures for appointing directors should be transparent and reported to shareholders annually.

Boards should include a sufficient number of independent non-executive members with appropriate skills, experience and knowledge. Responsibilities should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole. Accordingly, independent non-executives should comprise no fewer than three members and as much as a substantial majority.

Audit, remuneration and nomination/succession committees should be established. These should be composed wholly or predominantly of independent non-executives. Companies should disclose the terms of reference of these committees and give an account to shareholders in the annual report of how their responsibilities have been discharged. The chairmen and members of these committees should be appointed by the board as a whole according to a transparent procedure.

7.         Audit and internal control
Company boards should maintain robust structures and processes to ensure sound internal controls and to oversee all aspects of relationships with external auditors. The Audit Committee should ensure that the company gives a balanced and clear presentation of its financial position and prospects, and clearly explains its accounting principles and policies. Audit Committee members should have appropriate levels of financial expertise, in accordance with prevailing legislation or best practice. The Audit Committee should ensure that the independence of the external auditors is not compromised by conflicts of interest (arising, for example, from the award of non-audit consultancy assignments).

8.         Directors' and senior executive remuneration
Remuneration of directors or supervisory board members and key executives should be aligned with the interests of shareholders. Performance criteria attached to share-based remuneration should be demanding and should not reward performance that is not clearly superior to that of a group of comparable companies that is appropriately selected in sector, geographical and index terms. Requirements on directors and senior executives to acquire and retain shareholdings in the company that are meaningful in the context of their cash remuneration are also appropriate.

The design of senior executives' contracts should not commit companies to 'payment for failure'. Boards should attention to minimising this risk when drawing up contracts and to resist pressure to concede excessively generous severance conditions.

Companies should disclose in each annual report or proxy statement the board's policies on remuneration - and, preferably, the remuneration of individual board members and top executives, as well as the composition of that remuneration - so that investors can judge whether corporate pay policies and practices are appropriately designed.

Broad-based employee share ownership plans or other profit-sharing programmes are effective market mechanisms that promote employee participation.

9.         Corporate responsibility

9.1         Definition

HIML believes that good management of a range of responsibilities that companies have towards different stakeholders contributes to business success and long-term shareholder value. This embraces:

  economic responsibilities to shareholders and to behave fairly and legally in the marketplace, towards consumers, suppliers and competitors;
  responsibilities to minimise and manage environmental impacts;
  responsibilities towards employees; and
  responsibilities to the wider community.

9.2         Corporate responsibility standards

Companies should adopt standards, policies and management processes covering the corporate responsibility issues affecting them. These should be based wherever possible on internationally recognised instruments such as the UN Global Compact,3 the UN Universal Declaration of Human Rights and the related covenants and conventions;4 International Labour Organisation conventions on labour standards;5 the OECD Guidelines for Multinational Enterprises;6 and the Draft Norms on Responsibilities of Transnational Corporations and Other Business Enterprises with Regard to Human Rights.7

9.3         Disclosure on corporate responsibility

9.3.1         Annual Report

Companies should disclose in their Annual Report how they are managing key risks and opportunities linked to social, environmental and ethical issues.

9.3.2         Additional disclosures: Global Reporting Initiative

HIML wishes to gain as full an understanding as possible of the social, environmental and ethical issues facing a company; its approach to dealing with those issues; its historical performance in implementing its policies; its strategy and targets for the coming period; and its capability in relation to the issues.

HIML believes the Global Reporting Initiative (GRI) is the leading global standard for voluntary corporate responsibility reporting.8 It has the support of a wide range of companies, non-governmental organisations, international agencies and national governments. The GRI approach is similar to that of many market-based corporate governance codes in that it sets out a range of issues and reporting indicators and asks companies to "comply or explain", making their own judgements as to the relevance of individual issues. Companies can thus adapt the approach to their own particular circumstances.

HIML commends the Global Reporting Initiative guidelines and encourages companies to work towards reporting in full accordance with them.

3www.unglobalcompact.org
4www.unhchr.ch/html/intlinst.htm.
5www.ilo.org/public/english/standards/norm/index.htm.
6www.oecd.org/pdf/M000015000/M00015419.pdf.
7Prepared by a working group of the UN Commission on Human Rights and available at:
www.unhchr.ch/Huridocda/Huridoca.nsf/0/13e40a9bc4e3be3fc1256912003c5797/$FILE/G0013866.pdf
8http://www.globalreporting.org/guidelines/2002.asp

B.         Proxy Voting Policies

In the light of the Principles elaborated above, HIML has adopted Proxy Voting Policies and Procedures. In addition, HIML has adopted country- and market-specific policies, which are not captured below. The Proxy Voting Policies are contained in the appendices to this document. With respect to non-U.S. and non-U.K. securities, the policies are set forth in the Global Proxy Voting Manual. In addition, the global policies are summarized below. With respect to U.K. securities, the policies are set forth in Henderson Global Investors' UK Activism Policy and Voting Policy. With respect to U.S. securities, the policies are set forth in the ISS Proxy Voting Guidelines Summary. The Proxy Voting Policies represent how HIML will generally vote on certain matters. However, in individual circumstances, HIML may override a specific policy as described below under Proxy Voting Procedures---Procedures.

Global Proxy Voting Guidelines

Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:

  there are concerns about the accounts presented or audit procedures used; or
  the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation
Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

  there are serious concerns about the accounts presented or the audit procedures used;
  the auditors are being changed without explanation; or
  there are serious issues of conflicts and objectivity because of the provision of non audit-related services.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or re-election of statutory auditors, unless:

  there are serious concerns about the statutory reports presented or the audit procedures used;
  questions exist concerning any of the statutory auditors being appointed; or
  the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:

  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
  the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below what is required in a particular market unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.

Board Structure
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Director Elections
Vote FOR management nominees in the election of directors, unless:

  there are clear concerns about the past performance of the company or the board; or
  the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis based on market norms.

Vote AGAINST proposals to award stock options to nonexecutives in countries where such payment is not the norm.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Vote executive director compensation proposals on a CASE-BY-CASE basis.

Compensation Plans:
Vote compensation plans on a CASE-BY-CASE basis.

Discharge of Board and Management
Vote FOR discharge of the board and management, unless:

  there are serious questions about actions of the board or management for the year in question; or
  legal action is being taken against the board by other shareholders.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests
General Issuances

Vote FOR issuance requests with preemptive rights on a CASE-BY-CASE basis based on market norms.

Vote FOR issuance requests without preemptive on a CASE-BY-CASE basis based on market norms.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS HIML guidelines for the purpose being proposed; or
  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavourable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets HIML's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without pre-emptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets HIML's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans
Vote FOR share repurchase plans, unless:

  clear evidence of past abuse of the authority is available; or
  the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings:
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions:
Vote FOR mergers and acquisitions, unless:

  the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or
  the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Mandatory Takeover Bid Waivers:
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals:
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities:
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions:
Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans:
Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms:
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals:
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

C.         Proxy Voting Procedures

1.         Responsibilities
The Head of SRI Engagement and Corporate Governance at Henderson GlobaL Investors, acting on behalf of HIML, is responsible for the implementation of the Proxy Voting Policies.

2.         Service providers
HIML has contracted ISS Europe Ltd. to provide policy development, research, advisory and voting disclosure services.

Proxy voting services are provided by BNP Paribas Securities Services plc, which provides a range of administrative services to Henderson. BNP Paribas Securities Services plc is provided with voting services by ISS.

3.         Procedures
The procedure for casting proxy votes is as follows:

1.	Custodians notify ISS of forthcoming company meetings and send proxy materials.
2.	ISS notifies Henderson of meetings via its VoteX website.
3.	For U.S. and non-U.K. securities, ISS provides voting recommendations based on HIML's Proxy Voting Policies.
4.	For U.K. securities, HIML generally votes in accordance with the policies set forth in Appendix B hereto.
5.	The Henderson Head of SRI Engagement and Corporate Governance (Head of Corporate Governance) consults with other corporate governance staff, fund managers and analysts as appropriate.
6.

With respect to U.S. and other non-U.K. securities, the Head of Corporate Governance (or his designee) decides whether to accept or override the voting recommendations provided by ISS. With respect to U.K. securities, the Head of Corporate Governance (or his designee) determines whether to vote in accordance with HIMLs predetermined policies as described in Appendix B hereto.

7.

If the ISS recommendations are accepted, or predetermined HIML voting policies for U.K. securities are followed, voting instructions are sent to custodians via the VoteX website and executed by the custodians.

8.

If no predetermined HIML policy exists and no ISS recommendation is made, or if HIML determines not to follow a predetermined policy or an ISS recommendation with respect to an issue, the Proxy Committee of HIML evaluates whether there is an actual or potential conflict of interest that would affect HIML's ability to vote the proxy in the best interest of clients.

9.	The Proxy Committee reviews the issue and directs ISS how to vote the proxies through the VoteX website and voting instructions are executed by the custodians.

4.         Share blocking
In a number of markets in which the funds invest, shares must be suspended from trading ('blocked') for a specified period before the Annual General Meeting if voting rights are to be exercised. Such restrictions may place constraints on portfolio managers that mean exercising proxy votes is not in clients' interest. In other markets casting proxy votes may involve costs that are disproportionate to any benefit gained. In markets where share blocking applies or additional costs are incurred that outweigh the potential benefits of voting, HIML will vote only in exceptional circumstances.

5.         Conflicts of interest
For each director, officer and employee of HIML ("HIML person"), the interests of HIML's clients must come first, ahead of the interest of HIML and any person within the HIML organization, which includes HIML's affiliates.

Accordingly, each HIML person must not put "personal benefit", whether tangible or intangible, before the interests of clients of HIML or otherwise take advantage of the relationship to HIML's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever except a benefit for a client of HIML, as appropriate. It is imperative that each of HIML's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of HIML's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if HIML has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Head of Compliance..

The following are examples of situations where a conflict may exist:

  Business Relationships -- where HIML manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;
  Personal Relationships -- where a HIML person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships;
  Familial Relationships -- where a HIML person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company); and
  Fund Relationships -- HIML may have a conflict because of a relationship to fund shares held in client accounts (e.g., an entity who receives fees from a fund is solicited by the fund to increase those fees).

It is the responsibility of each director, officer and employee of HIML to report any real or potential conflict of interest to the Head of Compliance who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Head of Compliance, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict. In addition, all HIML persons shall certify annually as to their compliance with this policy. A form of such certification is attached in Appendix D hereto.

In situations where no predetermined HIML policy exists and no ISS recommendation is made, or if HIML determines not to follow a predetermined policy or an ISS recommendation with respect to an issue, the Proxy Committee, as described below, will evaluate whether there is an actual or potential conflict of interest that would affect HIML's ability to vote the proxy in the best interests of clients.

Proxy Committee
The Proxy Committee shall have three members, the Chief Investment Officer, the Head of Corporate Governance and the Head of Compliance (or their respective designees). Proxy Committee meetings may be called by any member of the Proxy Committee and shall be called when no predetermined HIML policy exists and no ISS recommendation is made, or if HIML determines not to follow a predetermined policy or an ISS recommendation with respect to an issue. Two members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The members the Proxy Committee shall be chose a chair of the Proxy Committee. The Proxy Committee shall keep minutes of its meetings that shall be kept with the other corporate records of HIML.

The Proxy Committee shall review the report of the Head of Compliance as to whether any HIML person has reported a conflict of interest. The Head of Compliance, or his designee, shall confirm by a review of the personal holdings reports submitted by HIML persons whether any HIML persons in the aggregate own 1% or more of a party interested in the proxy process' equity securities and report such information to the Proxy Committee.

The Proxy Committee will review each item referred to it to determine if a conflict of interest exists and will produce a Conflicts Report for each referred item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) based on confirmations from the relevant portfolio managers discloses any contacts from parties outside HIML (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an portfolio manager's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Committee will review the issue and direct ISS as to how to vote the proxies.

MACKENZIE FINANCIAL CORPORATION
IVY GLOBAL NATURAL RESOURCES FUND
SUMMARY - PROXY VOTING POLICIES AND PROCEDURES

Mackenzie Financial Corporation ("Mackenzie"), as investment advisor to the Ivy Global Natural Resources Fund (the "Fund"), has always been committed to the support of good corporate governance. As one of the funds managed by Mackenzie, the Fund follows the policies and procedures mandated by Mackenzie, a general description of which follows.

Mackenzie's objective is to vote the securities of companies for which we have proxy-voting authority in a manner most consistent with the long-term economic interest of fund investors. At Mackenzie, the portfolio manager is delegated the authority to vote proxies and any contentious proposals are brought to the attention of the Chief Investment Officer ("CIO"). The CIO reserves the final decision on all voting matters.

Summary of Proxy Voting Policies

1. Boards of Directors
The Fund generally votes in favour of proposals that support the appointment of independent directors to an issuer Board or Audit Committee, as well as requirements that the Chair of the Board be separate from the office of the Chief Executive Officer. Generally, the Fund will not withhold its vote from a slate of directors because its composition does not fully comply with Mackenzie's guidelines, unless it believes that the composition of the Board and its operating procedures will adversely impact shareholder value.

2. Stock Option Plans and Other Executive Compensation
All proxies related to executive compensation are voted on a case-by-case basis. Generally, the Fund will vote in favour of stock options and other forms of compensation that do not result in a potential dilution of more than 10% of the issued and outstanding shares, are granted under clearly defined and reasonable terms, are commensurate with the duties of plan participants, and are tied to the achievement of corporate objectives.

The Fund will generally not support the repricing of options, plans that give the Board broad discretion in setting the terms of the grant of options, or plans that authorize allocation of 20% or more of the available options to any individual in any single year.

3. Shareholder Rights Plans
The Fund will generally vote in favour of shareholder rights plans designed to provide sufficient time to undertake a fair and complete shareholder value maximization process and does not merely seek to entrench management or deter a public bidding process. In addition, the Fund will generally support plans that promote the interests and equal treatment of all shareholders, and allows for periodic shareholder ratification.

4. Shareholder Proposals
The Fund will evaluate and vote on shareholder proposals on a case-by-case basis. All proposals on financial matters will be given consideration. Generally, proposals that place arbitrary or artificial constraints on the company will not be supported.

5. Social/Political Issues
As a mutual fund company, it is Mackenzie's fiduciary duty to put the economic interests of Fund investors ahead of any non-financial matters. However, actions of social responsibility by companies and their Boards can enhance long-term shareholder value. If relevant to their business, the Fund will generally vote for proposals urging responsible policies and practices.

Mackenzie does not intend to supplant the duties and responsibilities of regulatory bodies, or the laws of the jurisdictions in which the company operates.

Conflicts of Interest
Circumstances may occur where the Fund may have a potential conflict of interest relative to its proxy voting activities. Potential conflicts of interest could include business relationships with an issuer or proponent of a proxy proposal, or personal or familial relationships with proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

The portfolio manager and all other parties involved in the administration of the Fund are required to bring all potential conflicts of interest to the attention of Mackenzie's General Counsel ("General Counsel"), Chief Investment Officer ("CIO"), and Chief Compliance Officer ("CCO"). If the General Counsel, CIO and CCO determine that a conflict exists they will ensure that the proxy voting decision is based on Mackenzie's pre-determined proxy voting policies, and the best interests of the Fund.

TEMPLETON INVESTMENT COUNSEL, LLC
SUMMARY OF
PROXY VOTING POLICIES & PROCEDURES

Templeton Investment Counsel, LLC (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), an affiliate and wholly owned subsidiary of Franklin Resources, Inc.

All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Although ISS' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS or any other third party to be determinative of Adviser's ultimate decision. Adviser votes proxies solely in the interests of the client, Adviser-managed fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries (collectively "Advisory Clients"). As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients. In situations where Adviser perceives a material conflict of interest, Adviser may: disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Client for a decision, or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and will provide the analyst with the meeting notice, agenda, ISS analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS analysis, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

Adviser has adopted general proxy voting guidelines that are reviewed periodically by various members of Adviser's organization, including portfolio management, legal counsel and Adviser's officers, and are subject to change. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. The guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, changes to capital structure, mergers and corporate restructuring, social and corporate policy issues, and global corporate governance.

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. In addition, Adviser may abstain from voting under certain circumstances or vote against items such as "Other Business" when Adviser is not given adequate information from the company.

The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. The Proxy Group is also responsible for maintaining appropriate proxy voting supporting documentation and records. Such records may include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All files will be retained for at least five years, the first two of which will be on-site. Advisory Clients may view Adviser's complete proxy voting policies and procedures on-line at www.franklintempleton.com, request copies of their proxy voting records and Adviser's complete proxy voting policies and procedures by calling the Proxy Group collect at 1-954-847-2268 or send a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of Adviser are made available as required by law and is responsible for overseeing the filing of such policies and procedures with the SEC.

PROXY VOTING RECORD

         The Funds are required to file with the SEC their complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. Information regarding how the proxies for the Funds were voted during the most recent 12-month period ended June 30, 2004, is available at, www.ivyfunds.com, and on the SEC's website at http://www.sec.gov.

CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

         The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have currently authorized the following series, each of which represents a fund: Ivy Balanced Fund, Ivy Bond Fund, Ivy Cash Reserves Fund (as of June 16, 2003, Ivy Cash Reserves Fund is closed to new investments), Ivy Cundill Global Value Fund, Ivy Dividend Income Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Balanced Fund, Ivy International Value Fund, Ivy Mortgage Securities Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Value Fund. The Trustees had also authorized the issuance of Class A, Class B, Class C and Class Y shares of each of these Funds (except Ivy Cash Reserves Fund does not offer Class Y shares). The Trustees have further authorized the issuance of the following classes, which are now closed to further investment: Advisor Class shares for Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund, as well as Class I shares for, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund and Ivy International Value Fund. Under the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B, Class C. or Class Y shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

         Minimum Initial and Subsequent Investments

         For Class A, Class B and Class C shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Ivy Family of Funds (and, for clients of Waddell & Reed, Inc. and Legend, a fund in the Waddell & Reed Advisors Family of Funds) or Waddell & Reed InvestEd Portfolios, Inc. A $50 minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account or through a payroll deduction. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See, Exchanges for Shares of Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.

         For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million within the first twelve months after initial investment. There is no initial investment minimum for other eligible Class Y investors.

         Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IICO deems to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund's shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

Reduced Sales Charges (Applicable to Class A shares only)

         Lower sales charges on the purchase of Class A shares are available by:

  Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class B or Class C shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.
  Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B or Class C shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included.
  Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Tax ID number, and b) accounts of family members living (or maintaining a permanent address) in the same household as the owner. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

With respect to purchases under other retirement plans:

1.         All purchases of Class A shares made for a participant in a multi-participant Keogh plan may be grouped only with other purchases made under the same plan.

2.         All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Internal Revenue Code of 1986, as amended (the Code) (a "qualified plan") that is maintained by a corporate employer and all plans of any one employer or affiliated employers will also be grouped. All qualified plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

3.         All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers may be grouped. Additionally, the purchases made by individual employees under such plan may also be grouped with the other accounts of the individual employees if such grouping would be more beneficial to an individual.

4.         All purchases of Class A shares made by you or your spouse for your respective individual retirement account (IRA), salary reduction plan account under Section 457 of the Code may be grouped, provided that such purchases are subject to a sales charge (see "Sales Charge Waivers for Certain Investors" and "Sales Charge Waivers for Certain Transactions" below; if your purchase qualifies for NAV eligibility pursuant to these sections, you may not group that investment), tax-sheltered annuity account (TSA) or Keogh plan account, provided that you and your spouse are the only participants in the Keogh plan.

         In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

         Shares of Ivy Money Market are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

         If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

         For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend, the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

         Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.

         Reduced sales charges for larger purchases of Class A shares apply to purchases of any of the Class A shares of any of the funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc. subject to a sales charge. A purchase of Class A shares, or Class A shares held, in any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Ivy Money Market Fund that were acquired by exchange of another Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account. Additionally, Class B and Class C shares held are taken into account.

         To obtain a reduced sales charge, clients of Waddell & Reed, Inc. may also combine purchases of Class A shares of any of the funds in the Waddell & Reed Advisors Family of Funds, except Class A shares of Waddell & Reed Advisors Cash Management, Inc. (unless acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares).

Net Asset Value Purchases of Class A Shares

         Class A shares of the Fund may be purchased at NAV by the Trustees and officers of the Fund or of any affiliated entity of IFDI, employees of IFDI or of any of its affiliates, financial advisors of IFDI and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Trustee, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by IFDI or its affiliates established for any of these eligible purchasers may also be at NAV. Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from IFDI, or from an affiliated company with a vested interest in any Employee Benefit plan sponsored by IFDI or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, Inc., a Senior Financial Advisor. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser. Employees of financial advisors of Waddell & Reed may purchase Class A shares at NAV.

         Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals may purchase Class A shares at NAV.

         Shares may be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

         Purchases of Class A shares for retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs.

         Direct Rollovers from the Waddell & Reed Advisors Retirement Plan may be made at NAV.

         Purchases of Class A shares may be made at NAV in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records.

         Purchases of Class A shares may be made at NAV in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records and are segregated from any other retirement plan assets.

         Purchases of Class A shares by certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of the Funds may be made at NAV.

         Purchases through the Merrill Lynch Daily K Plan (the "Plan") may be made at NAV, provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program."

         Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling arrangements may purchase Class A shares at NAV.

         Shareholders investing through certain investment advisors and financial planners who charge a management, consulting or other fee for their services may purchase Class A shares at NAV.

         Clients investing via a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed, Inc. may purchase Class A shares at NAV.

         Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement may purchase Class A shares at NAV.

Waivers for Certain Transactions

         Class A shares may be purchased at NAV through:

  Exchange of Class A shares of any fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed and Legend, any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment of all or part of the proceeds of redemption of your Class A shares of a Fund in Class A shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request
  Payments of Principal and Interest on Loans made pursuant to a 401(a) plan, if such loans are permitted by the plan and the plan may invest in shares of the Fund

Reasons for Differences in the Public Offering Price of Class A Shares

         As described herein and in the Prospectus, there are a number of instances in which the Fund's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the National Association of Securities Dealers, Inc. (as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

         In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows. Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A shares without a sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in a Fund and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be sold without a sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such shares are exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by IFDI. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued.

Systematic Withdrawal Plan for Class A, Class B and Class C Shareholders

         If you qualify, you may arrange to receive through the Systematic Withdrawal Plan (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class C shares that you own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 12% of the account value. Prior to November 1, 2003, Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applied, that were redeemed under the Service were not subject to a CDSC provided the amount withdrawn did not exceed, annually, 24% of the account value. For shareholders who had established the Service prior to November 1, 2003, the 24% maximum continues to apply. Applicable forms to start the Service are available through WRSCO.

         The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 1%, 3%, 6% and 12%, respectively, of the value of your account at the time the Service is established. (For shareholders who had established the Service prior to November 1, 2003, the maximum amount of the withdrawal on an annual basis is equal to 24% of the value of your account.) As noted above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal.

         To qualify for the Service, you must have invested at least $10,000 in Class A, Class B or Class C shares which you still own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds; or, you must own Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

         You can choose to have shares redeemed to receive:

         1. a monthly, quarterly, semiannual or annual payment of $50 or more;

         2. a monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

         3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

         Shares are redeemed on either the 5th day or the 20th day of the month in which the payment is to be made, or on the prior business day if the 5th or 20th is not a business day. Payments are made within five days of the redemption.

         Retirement plan accounts may be subject to a fee imposed by the Plan Custodian for use of the Service.

         The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

         You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing.

         After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Group Systematic Investment Program

         Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Funds and IFDI do not themselves organize, offer or administer any such programs. However, depending upon the size of the program, the Funds or IFDI may waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs, such group systematic investment programs are not entitled to special tax benefits under the Code. The Funds reserve the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

         Class A shares of each Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

(i)

the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

(ii)

the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)	the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Alternatively, Class B shares of each Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

         Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

Exchanges for Shares of Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.

         Class A Share Exchanges

         Once a sales charge has been paid on shares of a fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc., and, for clients of Waddell & Reed, Inc. or Legend, another fund in Waddell & Reed Advisors Family of Funds, these shares and any shares added to them from dividends or distributions paid in shares may be freely exchanged for corresponding shares of another fund in Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed, Inc. or Legend, another fund in Waddell & Reed Advisors Family of Funds. The shares you exchange must be worth at least $100 or you must already own shares of a fund in Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. into which you want to exchange.

         Except where the special rules described below apply, you may exchange Class A shares you own in a Fund for Class A shares of another fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend, for Class A shares of a fund in Waddell & Reed Advisors Family of Funds, without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $1 million or more will be treated the same as shares on which a sales charge was paid.

         Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class A shares of any other fund in Ivy Family of Funds (or into Class B or Class C shares of the Fund in certain situations), provided you already own Class A (or Class B or Class C, as applicable) shares of the fund. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

         Exchanges of shares of Ivy Money Market Fund ("money market fund shares") are subject to any sales charge applicable to the Ivy Fund being exchanged into, unless the money market shares were previously acquired by an exchange from Class A shares of a non money market fund upon which a sales charge has previously been paid.

         You may redeem your Class A shares of the Fund and use the proceeds to purchase Class Y shares of any Fund in the Ivy Family of Funds if you meet the criteria for purchasing Class Y shares.

         Class B Share Exchanges

         You may exchange Class B shares of one Fund for Class B shares of another Fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc., and, for clients of Waddell & Reed, Inc. or Legend, for Class B shares of a fund in Waddell & Reed Advisors Family of Funds without charge.

         The redemption of the Fund's Class B shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

         You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class B shares of the Fund or any other fund in the Ivy Family of Funds, provided you already own Class B shares of that fund and meet other criteria. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

         Class C Share Exchanges

         You may exchange Class C shares of one Fund for Class C shares of another Fund or Waddell & Reed InvestEd Portfolios, Inc., and for clients of Waddell & Reed, Inc. or Legend, for Class C shares of a fund in the Waddell & Reed Advisors Family of Funds without charge.

         The redemption of the Fund's Class C shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

         You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class C shares of the Fund or any other fund in the Ivy Family of Funds, provided you already own Class C shares of the fund and meet other criteria. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

         Class Y Share Exchanges

         Class Y shares of a Fund may be exchanged for Class Y shares of any other Fund or for Class A shares of Ivy Money Market Fund, and, for clients of Waddell & Reed, Inc. or Legend, for Class Y shares of a fund within Waddell & Reed Advisors Family of Funds.

         General Exchange Information

         You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each Fund within Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc. may be sold only within the United States and the Commonwealth of Puerto Rico, except that Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund and Ivy Pacific Opportunities Fund are not eligible for sale in the Commonwealth of Puerto Rico.

         The exchange will be made at the NAVs next determined after receipt of your written request in good order by the Fund. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

         The Funds reserve the right to terminate or modify these exchange privileges at any time. In exercising this right, the Fund may, for example, limit the frequency of exchanges by a shareholder and/or cancel a shareholder's exchange privilege.

         Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

Market Timing Policy

         The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

         Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Balanced Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Value Fund.

         To discourage market timing activities by investors, the Funds' Board of Trustees has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how it will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares. As an additional step, WRSCO reviews internal monthly reporting of a Fund's overall redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or IFDI will, for clients of Waddell & Reed (including those shareholders that do not utilize any financial intermediary), send a letter to the shareholder to state that we are suspending exchange privileges and will refuse to accept additional purchases in the account. For trading via the NSCC we will, if possible, place a trading block on our system at a dealer-branch level or, if that cannot be accomplished, we will contact the associated broker-dealers and request that they block further trading. The letter will inform the shareholder that he/she may request the reinstatement of exchange privileges and the ability to make additional investments, after a prescribed period of time. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

         A Fund seeks to apply its market timing policy consistently to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or that are difficult to identify when effected through omnibus accounts maintained by those intermediaries because the intermediary maintains the underlying shareholder account. Under these circumstances, the Fund cannot identify transactions by underlying investors. Accordingly, there can be no assurance that the Funds will be able to eliminate all market timing activities.

         Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

         A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

         To discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international Funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange any class of shares of that Fund after holding the shares less than 30 days. Each of the non-international Funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange any class of shares of that Fund after holding the shares less than 5 days. This fee also applies to Class A shares purchased without a sales charge. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

         Each Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in Strategic Portfolio Allocation (SPA), Managed Allocation Portfolios (MAP) and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service.

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

         In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

         Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Retirement Plans and Other Tax-Advantaged Savings Accounts

         Your account may be set up as a funding vehicle for a retirement plan or other tax-advantaged savings account. For individual taxpayers meeting certain requirements, IFDI offers model or prototype documents for the following retirement plans and other accounts. All of these accounts involve investment in shares of the Fund (or shares of certain other funds in the Ivy Family of Funds). The dollar limits specified below are for 2004 for Federal income tax purposes and may change for subsequent years.

         Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute each year up to 100% of his or her earned income, up to the Annual Dollar Limit per year (provided the investor has not reached age 70 1/2). For the 2005 and 2006 tax years, the Annual Dollar Limit is $4,000. For individuals who have attained age 50 by the last day of the calendar year for which the contribution is made, the Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for 2005 and $1,000 for 2006. For a married couple, the maximum annual contribution is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, the contributions are deductible unless: 1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; and 2) their adjusted gross income exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse and whose combined adjusted gross income does not exceed $150,000 is not affected by his or her spouse's active participant status.

         An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's plan or (b) a rollover of an eligible distribution paid to the investor from an employer's plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's plan (including a custodial account under Section 403(b)(7) of the Code or a government plan under Section 457 of the Code, but not an IRA) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within 60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an IRA, you may have the assets in that IRA transferred directly to an IRA offered by IFDI.

         Roth IRAs. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to the Annual Dollar Limit per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs). An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. For a married couple, the annual maximum is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

         In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the investor's traditional IRAs may be converted into a Roth IRA; these rollover distributions and conversions are, however, subject to Federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

         Coverdell Education Savings Accounts (formerly, Education IRAs). Although not technically for retirement savings, Coverdell Education Savings Accounts provide a vehicle for saving for a child's education. A Coverdell Education Savings Account may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $2000 to a Coverdell Education Savings Account (or to each of multiple Coverdell Education Savings Accounts), provided that no more than $2000 may be contributed for any year to Coverdell Education Savings Accounts for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with "special needs," as defined in the Code). Earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or certain members of his or her family).

         Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 25% of compensation, subject to certain maximums, per year for each employee.

         Savings Incentive Match Plans for Employees (SIMPLE Plans). An employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may establish a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans. SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

         Keogh Plans. Keogh plans, which are available to self-employed individuals, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute up to 100% of his or her annual earned income, with a maximum of $42,000 for 2005.

         457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

         TSAs - Custodial Accounts and Title I Plans. If an investor is an employee of a public school system, a church or certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the Code. Some organizations have adopted Title I plans, which are funded by employer contributions in addition to employee deferrals.

         Pension and Profit-Sharing Plans, including 401(k) Plans. With a 401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year the lesser of 100% of income or $14,000 of compensation for 2005, which may be increased each year based on cost-of-living adjustments. An employee who has attained the age of 50 by the end of the year may also make a catch-up contribution of $4,000 for 2005.

         More detailed information about these arrangements and applicable forms are available from IFDI. These tax-advantaged savings plans and other accounts may be treated differently under state tax law and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

Redemptions

         The Prospectus gives information as to redemption procedures. Redemption payments are made within seven (7) days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Fund may be made in portfolio securities when the Board of Trustees determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Reinvestment Privilege

         The Fund offers a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class A shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares at the NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within forty-five (45) days after your redemption request was received, and the Fund must be offering Class A shares at the time your reinvestment request is received. You can do this only once as to Class A shares of the Fund. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

         There is also a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest in the Fund all or part of any amount of the shares you redeemed and have the corresponding amount of the CDSC, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated at the time your request is received. Your written request to do this must be received within forty-five (45) days after your redemption request was received. You can do this only once as to Class B and Class C shares of the Fund. For purposes of determining future CDSC, the reinvestment will be treated as a new investment. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

         The Fund has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Trustees may determine) is less than $500. The Board of Trustees has no intent to compel redemptions in the foreseeable future. If it should elect to compel redemptions, shareholders who are affected will receive prior written notice and will be permitted sixty (60) days to bring their accounts up to the minimum before this redemption is processed.

Determination of Offering Price

         The NAV of each class of the shares of the Fund is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class.

         Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectus. The sales charge is paid to IFDI, the Fund's underwriter. The price makeup as of March 31, 2005, which is the date of the most recent balance sheet for the Funds incorporated into this SAI by reference, was as follows:

Ivy Balanced Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$14.00
Add: selling commission (5.75% of offering price)	0.85
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$14.85
====

Ivy Bond Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$10.52
Add: selling commission (5.75% of offering price)	0.64
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$11.16
====

Ivy Cundill Global Value Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$13.79
Add: selling commission (5.75% of offering price)	0.84
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$14.63
====

Ivy Dividend Income Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$12.13
Add: selling commission (5.75% of offering price)	0.74
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$12.87
====

Ivy European Opportunities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$28.31
Add: selling commission (5.75% of offering price)	1.73
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$30.04
====

Ivy Global Natural Resources Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$22.65
Add: selling commission (5.75% of offering price)	1.38
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$24.03
====

Ivy International Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$22.86
Add: selling commission (5.75% of offering price)	1.39
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$24.25
====

Ivy International Balanced Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$14.63
Add: selling commission (5.75% of offering price)	0.89
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$15.52
====

Ivy International Value Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$11.61
Add: selling commission (5.75% of offering price)	0.71
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$12.32
====

Ivy Mortgage Securities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$10.68
Add: selling commission (5.75% of offering price)	0.65
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$11.33
====

Ivy Pacific Opportunities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$10.61
Add: selling commission (5.75% of offering price)	0.65
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$11.26
====

Ivy Real Estate Securities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$18.13
Add: selling commission (5.75% of offering price)	1.11
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$19.24
====

Ivy Small Cap Value Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$16.88
Add: selling commission (5.75% of offering price)	1.03
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$17.91
====

Ivy Value Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$16.04
Add: selling commission (5.75% of offering price)	0.98
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$17.02
====

         The offering price of a Class A share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class B share, Class C share, Class Y share or certain Class A shares is the applicable Class NAV next calculated following acceptance of a purchase request, in good order. The number of shares you receive for your purchase depends on the next offering price after IFDI, or an authorized third party, properly receives and accepts your order. Therefore, if your order is received in proper form by Waddell & Reed or an authorized third party before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by Waddell & Reed or an authorized third party after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

         IFDI need not accept any purchase order, and it or the Fund may determine to discontinue offering Fund shares for purchase.

         The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

         The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Trustees.

         Options and futures contracts purchased and held by the Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is 4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by the Fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by the Fund will be either the closing purchase price or the asked price.

         When the Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call the Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If the Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by the Fund is exercised, the amount that the Fund pays to purchase the related investment is decreased by the amount of the premium it received. If the Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by the Fund expires, it has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

         Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of the Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. The foreign currency exchange transactions of the Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

         When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Trustees. A Fund may also use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

         A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Balanced Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Trust's Board of Trustees. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Trust has retained a third-party pricing service (the Service) to assist in valuing foreign securities held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guideless adopted by the Trust's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Funds' foreign securities, as applicable.

         Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see " Market Timing Policy."

         Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Trust's Board of Trustees. They are accounted for in the same manner as exchange-listed puts.

TAXATION OF THE FUNDS

 General

         The Fund intends to qualify for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gains and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

         If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Dividends and distributions declared by the Fund in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders in December even if the Fund pays them during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December falls.

         You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares. Investors also should be aware that if they purchase shares shortly before the record date for a dividend or distribution, they will receive some portion of the purchase price back as a taxable dividend or distribution.

         The Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, the Fund may defer into the next calendar year net capital loss incurred between November 1 and the end of the current calendar year. It is the policy of the Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax.

Income from Foreign Securities

         Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The Fund may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If the Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The Fund may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

         Under Section 988 of the Code, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3)on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

         The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Any income the Fund earns from writing options is treated as short-term capital gains. If the Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Fund lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

         Certain futures contracts, forward currency contracts and listed non-equity options (that is, certain listed options, such as those on a broad-based securities index) in which the Fund may invest will be Section 1256 contracts. Section 1256 contracts the Fund holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Fund made, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. The Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.

         Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which the Fund may invest. That section defines a straddle as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of the recognition of its gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Fund are not entirely clear.

         If the Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Corporate Zero Coupon and Payment-in-Kind Securities

         The Fund may acquire zero coupon or other corporate securities issued at a discount. As a holder of those securities, the Fund must include in its income the portion of the discount that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its gross income securities it receives as payment-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accreted discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

UNDERWRITER

         IFDI acts as principal underwriter and distributor of the Fund's shares pursuant to an underwriting agreement entered into between IFDI and the Fund (the Distribution Agreement). The Distribution Agreement requires IFDI to use its best efforts to sell the shares of the Fund but is not exclusive, and permits and recognizes that IFDI also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. IFDI is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, IFDI pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

         The aggregate dollar amounts of underwriting commissions for Class A shares for the fiscal year ended March 31, 2005, the fiscal period ended March 31, 2004, and for the fiscal years ended December 31, 2003 and 2002 were as follows:

Fund	2005	2004	2003	2002
Ivy Cundill Global Value Fund	$2,316,891	$234,193	$183,095	$30,629
Ivy European Opportunities Fund	970,337	144,409	49,479	36,931
Ivy Global Natural Resources Fund	3,585,701	445,474	319,272	158,413
Ivy International Fund	12,173	8,613	7,894	24,474
Ivy International Value Fund	63,447	14,920	12,414	2,310
Ivy Pacific Opportunities Fund	422,273	119,868	56,295	1,902

         The aggregate dollar amounts of underwriting commissions for Class A shares for the fiscal year ended March 31, 2005, the fiscal period ended March 31, 2004 and the fiscal period ended December 31, 2003 were as follows:

Fund	2005	2004	2003
Ivy Dividend Income Fund	$273,157	$69,842	$88,695

         The aggregate dollar amounts of underwriting commissions for Class A shares for the fiscal year ended March 31, 2005, and for the fiscal period from December 8, 2003 through March 31, 2004 were as follows:

Fund	2005	2004
Ivy Balanced Fund	$126,650	$25,834
Ivy Bond Fund	103,262	14,226
Ivy International Balanced Fund	367,281	34,892
Ivy Mortgage Securities Fund	960,552	129,661
Ivy Real Estate Securities Fund	1,458,439	199,835
Ivy Small Cap Value Fund	599,430	82,356
Ivy Value Fund	188,329	17,579

          The aggregate dollar amounts of underwriting commissions for Class B shares for the fiscal year ended March 31, 2005, the fiscal period ended March 31, 2004, and the fiscal years ended December 31, 2003 and 2002 were as follows:

Fund	2005	2004	2003	2002
Ivy Cundill Global Value Fund	$55,489	$4,523	$4,671	$170
Ivy European Opportunities Fund	104,545	20,349	60,163	147,525
Ivy Global Natural Resources Fund	195,611	16,666	30,671	22,876
Ivy International Fund	10,494	3,177	11,498	176,978
Ivy International Value Fund	5,131	3,187	18,920	103,233
Ivy Pacific Opportunities Fund	7,727	1,264	1,670	8,886

         The aggregate dollar amounts of underwriting commissions for Class B shares for the fiscal year ended March 31, 2005, the fiscal period ended March 31, 2004 and the fiscal period ended December 31, 2003 were as follows:

Fund	2005	2004	2003
Ivy Dividend Income Fund	$8,722	$253	$56

         The aggregate dollar amounts of underwriting commissions for Class B shares for the fiscal year ended March 31, 2005, and the fiscal period from December 8, 2003 through March 31, 2004 were as follows:

Fund	2005	2004
Ivy Balanced Fund	$2,293	$---
Ivy Bond Fund	2,891	---
Ivy International Balanced Fund	3,432	---
Ivy Mortgage Securities Fund	9,489	---
Ivy Real Estate Securities Fund	7,724	246
Ivy Small Cap Value Fund	7,650	101
Ivy Value Fund	4,218	---

         The aggregate dollar amounts of underwriting commissions for Class C shares for the fiscal year ended March 31, 2005, the fiscal period ended March 31, 2004 and the fiscal years ended December 31, 2003 and 2002 were as follows:

Fund	2005	2004	2003	2002
Ivy Cundill Global Value Fund	$18,040	$831	$1,909	$56
Ivy European Opportunities Fund	10,205	9,948	4,022	5,021
Ivy Global Natural Resources Fund	69,891	5,157	4,570	17,068
Ivy International Fund	87	122	21,271	14,868
Ivy International Value Fund	246	57	11,783	1,565
Ivy Pacific Opportunities Fund	1,106	1,331	6	2

         The aggregate dollar amounts of underwriting commissions for Class C shares for the fiscal year ended March 31, 2005, the fiscal period ended March 31, 2004 and the fiscal period ended December 31, 2003 were as follows:

Fund	2005	2004	2003
Ivy Dividend Income Fund	$2,984	$287	$1

         The aggregate dollar amounts of underwriting commissions for Class C shares for the fiscal year ended March 31, 2005, and the fiscal period from December 8, 2003 through March 31, 2004 were as follows:

Fund	2005	2004
Ivy Balanced Fund	$69	$---
Ivy Bond Fund	555	2
Ivy International Balanced Fund	627	---
Ivy Mortgage Securities Fund	6,542	---
Ivy Real Estate Securities Fund	4,172	255
Ivy Small Cap Value Fund	890	91
Ivy Value Fund	169	---

The dollar amount of commissions of each Fund retained by IFDI for the fiscal year ended March 31, 2005, for the fiscal period ended March 31, 2004 and the fiscal years ended December 31, 2003 and 2002 were as follows:

Fund	2005	2004	2003	2002
Ivy Cundill Global Value Fund	$---	$---	$---	$4,568
Ivy European Opportunities Fund	---	---	63,056	5,484
Ivy Global Natural Resources Fund	---	---	---	23,194
Ivy International Fund	---	---	21,266	8,489
Ivy International Value Fund	---	---	11,201	377
Ivy Pacific Opportunities Fund	---	---	24,506	287

         The dollar amount of commissions of each Fund retained by IFDI for the fiscal year ended March 31, 2005, the fiscal period ended March 31, 2004 and the fiscal period ended December 31, 2003 were as follows:

Fund	2005	2004	2003
Ivy Dividend Income Fund	$---	$---	$18,928

         The dollar amount of commissions of each Fund retained by IFDI for the fiscal year ended March 31, 2005 and the fiscal period from December 8, 2003 through March 31, 2004 were as follows:

Fund	2005	2004
Ivy Balanced Fund	$---	$---
Ivy Bond Fund	---	---
Ivy International Balanced Fund	---	---
Ivy Mortgage Securities Fund	---	---
Ivy Real Estate Securities Fund	---	---
Ivy Small Cap Value Fund	---	---
Ivy Value Fund	---	---

FINANCIAL STATEMENTS

         The Financial Statements, including notes thereto and the report of the independent registered public accounting firm, for the fiscal year ended March 31, 2005 are incorporated herein by reference. They are contained in the Funds' Annual Report to Shareholders, dated March 31, 2005, which is available upon request.

Quarterly Portfolio Holdings

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the SEC on the Funds' Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  Without charge, at http://www.ivyfunds.com.

APPENDIX A

         The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the securities eligible for investment.

DESCRIPTION OF BOND RATINGS

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. A Standard & Poor's (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

  Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
  Nature of and provisions of the obligation;
  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA also qualifies as high quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as investment grade ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

         Moody's Investors Service. A brief description of the applicable Moody's Investors Service (Moody's) rating symbols and their meanings follows:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Preferred Stock Ratings

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

         The preferred stock ratings are based on the following considerations:

  Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;
  Nature of, and provisions of, the issue;
  Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

         BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         C -- A preferred stock rated C is a non-paying issue.

         D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

         NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Moody's Investors Service. Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Preferred stock rating symbols and their definitions are as follows:

         aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

         a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF NOTE RATINGS

         Standard and Poor's, a division of The McGraw-Hill Companies, Inc. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

--Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

--Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         The note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

         Moody's Investors Service. Moody's Short-Term Loan Ratings – Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

         MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         Moody's Investors Service commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) lending market positions in well established industries; (2) high rates of return on Funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

         Fitch Ratings-National Short-term Credit Ratings

         F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch Ratings' national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

         F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

         F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

         B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

         C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D-Indicates actual or imminent payment default.

         Notes to Short-term national rating:

         + or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

         Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

PART C

OTHER INFORMATION

ITEM 15. Indemnification.

A policy of insurance covering Ivy Investment Management Company and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 and incorporated by reference herein.

ITEM 16. Exhibits.
(1)	Articles of Incorporation:

	(a)	Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(b)

Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(c)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(d)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(e)	Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(f)

Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(g)

Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(h)	Establishment and Designation of Additional Series (Ivy China Region Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(i)

Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(j)	Establishment and Designation of Additional Class (Ivy International Fund--Class I), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(k)

Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(l)	Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(m)

Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(n)	Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(o)	Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund--Class B), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(p)

Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(q)

Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 and incorporated by reference herein

(r)

Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 and incorporated by reference herein

	(s)	Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 and incorporated by reference herein

	(t)	Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 and incorporated by reference herein

(u)

Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 and incorporated by reference herein

(v)

Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 and incorporated by reference herein

(w)

Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 and incorporated by reference herein

(x)

Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 and incorporated by reference herein

	(y)	Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(z)

Establishment and designation of Series and Classes (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(aa)

Establishment and designation of Series and Classes (Ivy Cundill Value Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

(bb)

Establishment and designation of Series and Classes Ivy Next Wave Internet Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

	(cc)	Establishment and Designation of Additional Class (Ivy International Fund--Advisor Class), filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(dd)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Next Wave Internet Fund redesignated as Ivy International Growth Fund) filed with Post-Effective Amendment No. 118 and incorporated by reference herein

(ee)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Developing Nations Fund redesignated as Ivy Developing Markets Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(ff)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy China Region Fund redesignated as Ivy Pacific Opportunities Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(gg)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy International Fund II redesignated as Ivy International Value Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(hh)

Abolition of Series of Shares of Beneficial Interest (Ivy Growth With Income Fund, Ivy Pan-Europe Fund, Ivy South America Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(ii)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Cundill Value Fund redesignated as Ivy Cundill Global Value Fund) filed with Post-Effective Amendment No. 120 and incorporated by reference herein

(jj)

Establishment and Designation of Additional Class (Ivy Cundill Global Value Fund--Class Y; Ivy European Opportunities Fund--Class Y; Ivy Global Natural Resources Fund--Class Y; Ivy International Fund--Class Y; Ivy International Value Fund--Class Y; Ivy Pacific Opportunities Fund--Class Y) filed with Post-Effective Amendment No. 124 and incorporated by reference herein

	(kk)	Establishment and Designation of Series and Classes (Ivy Dividend Income Fund--Class A, Class B, Class C and Class Y) filed with Post-Effective Amendment No. 125 and incorporated by reference herein

	(ll)	Abolition of Series of Shares (Ivy International Growth Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

	(mm)	Amendment to Amended and Restated Declaration of Trust filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(nn)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Money Market Fund redesignated as Ivy Cash Reserves Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(oo)

Abolition of Series of Shares (Ivy Bond Fund, Ivy Developing Markets Fund, Ivy Global Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Small Companies Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(pp)

Establishment and Designation of Additional Series of Shares (Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

	(qq)	Amendment to Amended and Restated Declaration of Trust filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(2)	By-laws:

	(a)	By-Laws, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(b)	Amendment to the By-Laws, dated April 23, 2001, filed with Post-Effective Amendment No. 120 and incorporated by reference herein

	(c)	Amendment to the By-Laws, dated December 17, 2002, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(d)	Amendment to the By-Laws, dated September 3, 2003, filed with Post-Effective Amendment No. 127 and incorporated by reference herein

	(e)	Amendment to the By-Laws, effective February 2, 2004, filed with Post-Effective Amendment No. 130 and incorporated by reference herein

(3)	Not applicable.

(4)

Form of Agreement and Plan of Reorganization by and between Ivy Funds, on behalf of Ivy International Fund, and Ivy Fund, Inc., on behalf of Ivy International Growth Fund (filed as Appendix A to Part A of this registration statement).

(5)	Instruments Defining the Rights of Security Holders:

	(a)	Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 and incorporated by reference herein

	(b)	Specimen Security for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 70 and incorporated by reference herein

	(c)	Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 and incorporated by reference herein

	(d)	Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

	(e)	Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

	(f)	Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 and incorporated by reference herein

(g)

Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 and incorporated by reference herein

(6)	Investment Advisory Contracts:

	(a)	Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation, filed as Exhibit (d)(12) to Post-Effective Amendment No. 102 and incorporated by reference herein

(b)

Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed as Exhibit (d)(17) to Post-Effective Amendment No. 94 and incorporated by reference herein

(c)

Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed as Exhibit (d)(19) to Post-Effective Amendment No. 98 and incorporated by reference herein

(d)

Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(37) to Post-Effective Amendment No. 121 and incorporated by reference herein

(e)

Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corp. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(38) to Post-Effective Amendment No. 121 and incorporated by reference herein

	(f)	Master Business Management and Investment Advisory Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(g)

Master Business Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)	Expense Limitation Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(i)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Henderson Investment Management Limited (Ivy European Opportunities Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(j)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Peter Cundill & Associates, Inc. (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(k)	Investment Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(l)

Investment Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund), filed with Post-Effective Amendment No. 126 and incorporated by reference herein

(m)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(n)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and State Street Research and Management Company, Inc. (Ivy Small Cap Value Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(o)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Templeton Investment Counsel, Inc. (Ivy International Balanced Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

	(p)	Expense Reimbursement Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Bond Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(q)

Expense Reimbursement Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Mortgage Securities Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(7)	Underwriting Contracts:

	(a)	Amended and Restated Distribution Agreement filed as Exhibit (e)(20) to Post-Effective Amendment No. 120 and incorporated by reference herein

	(b)	Underwriting Agreement between Ivy Fund and Ivy Funds Distributor, Inc. (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(c)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated September 3, 2003, filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(8)	Bonus or Profit Sharing Contracts: Inapplicable

(9)	Custodian Agreements:

	(a)	Custodian Agreement between Ivy Fund and UMB Bank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(b)	Foreign Custody Manager Delegation Agreement between Ivy Fund and Citibank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(c)	Revised Appendix B to Custodian Agreement between Ivy Funds and UMB Bank, n.a., filed with Post-Effective Amendment No. 130 and incorporated by reference herein

(10)	Rule 12b-1 Plans and Rule 18f-3 Plans:

	(a)	Form of Rule 12b-1 Related Agreement, filed as Exhibit (m)(4) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(b)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(5) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(c)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(6) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(d)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(7) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(e)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(8) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(f)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(9) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(g)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(10) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(h)	Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(i)	Amended and Restated Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(j)	Amended and Restated Distribution Plan for Ivy Fund Class C Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(k)	Distribution and Service Plan for Ivy Dividend Income Fund Class A Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(l)	Distribution and Service Plan for Ivy Dividend Income Fund Class B Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)	Distribution and Service Plan for Ivy Dividend Income Fund Class C Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(n)	Distribution and Service Plan for Ivy Dividend Income Fund Class Y Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(o)	Distribution and Service Plan for Class Y Shares, filed with Post-Effective Amendment No. 124 and incorporated by reference herein

	(p)	Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 83 and incorporated by reference herein

	(q)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 and incorporated by reference herein

	(r)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 and incorporated by reference herein

	(s)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 and incorporated by reference herein

	(t)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 and incorporated by reference herein

	(u)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 and incorporated by reference herein

	(v)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 and incorporated by reference herein

(w)

Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 98 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99)

	(x)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 101 and incorporated by reference herein

	(y)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 110 and incorporated by reference herein

	(z)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 114 and incorporated by reference herein

	(aa)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 117 and incorporated by reference herein

	(bb)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 119 and incorporated by reference herein

	(cc)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 120 and incorporated by reference herein

(dd)

Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated January 21, 2003, filed with Post-Effective Amendment No. 124 and incorporated by reference herein

(11)	Opinion and Consent of Counsel

(12)	Opinion and Consent of Bell, Boyd & Lloyd LLC on Tax Matters and Consequences to Shareholders with respect to the acquisition of Ivy International Growth Fund by Ivy International Fund

(13)	Other Material Contracts:

	(a)	Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc., filed as Exhibit (h)(10) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(b)	Transfer Agency Services Agreement between PFPC Inc. and Ivy Fund, filed as Exhibit (h)(63) to Post-Effective Amendment No. 121 and incorporated by reference herein

	(c)	Master Administrative Services Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(d)	Assignment of Master Administrative Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(e)	Master Fund Accounting Services Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(f)	Assignment of Master Fund Accounting Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(g)	Administrative Services Agreement Supplement, dated April 9, 2003, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(h)	Shareholder Servicing Agreement between Ivy Fund and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(i)	Accounting Services Agreement between Ivy Fund and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(j)

Accounting Services Agreement between Ivy Funds and Waddell & Reed Services Company, dated September 3, 2003, filed as Exhibit (m)(16) with Post-Effective Amendment No. 127 and incorporated by reference herein

(k)

Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, dated September 3, 2003, filed as Exhibit (m)(17) with Post-Effective Amendment No. 127 and incorporated by reference herein

(l)

Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, dated August 25, 2004, filed with Post-Effective Amendment No. 133 and incorporated by reference herein

(m)

Exhibit C, effective November 30, 2004, to Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 134 and incorporated by reference herein

(14)	(a)	Consent of Deloitte & Touche, LLP with respect to Ivy Funds

	(b)	Consent of Deloitte & Touche, LLP with respect to Ivy Funds, Inc.

(15)	Not applicable

(16)	Power of Attorney appointing Henry J. Herrmann, Daniel C. Schulte and Kristen A. Richards as attorneys and agents of Ivy Funds.

(17)	Additional Exhibits:

	(a)	Code of Ethics of Peter Cundill & Associates, Inc., filed as Exhibit (p)(2) to Post-Effective Amendment No. 113 and incorporated by reference herein

	(b)	Code of Ethics of Mackenzie Financial Corporation filed as Exhibit (p)(3) to Post Effective Amendment No. 116 and incorporated by reference herein

	(c)	Code of Ethics of Henderson Investment Management Limited filed as Exhibit (p)(4) to Post Effective Amendment No. 116 and incorporated by reference herein

(d)

Code of Ethics for Ivy Funds, Waddell & Reed Ivy Investment Company and Ivy Funds Distributor, Inc., revised May 25, 2005, filed with Post-Effective Amendment No. 134 and incorporated by reference herein

	(e)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed with Post-Effective Amendment No. 130 and incorporated by reference herein

	(f)	Code of Ethics of Franklin Templeton Investments, filed with Post-Effective Amendment No. 131 and incorporated by reference herein

	(g)	Code of Ethics of State Street Research and Management Company, filed with Post-Effective Amendment No. 131 and incorporated by reference herein

	(h)	Code of Ethics of Advantus Capital Management, Inc., filed with Post-Effective Amendment No. 131 and incorporated by reference herein

	(i)	Code of Ethics of BlackRock Financial Management, Inc., filed with Post-Effective Amendment No. 133 and incorporated by reference herein

	(j)	Form of Proxy Card of Ivy International Growth Fund

(k)

Prospectus for shares of Ivy International Growth Fund and Ivy International Fund dated July 30, 2005, filed by EDGAR on September 13, 2005 as Exhibit 17(k) to the Registration Statement on Form N-14 and incorporated by reference herein

(l)

Statement of Additional Information for shares of Ivy International Growth Fund dated July 30, 2005, filed by EDGAR on September 13, 2005 as Exhibit 17(l) to the Registration Statement on Form N-14 and incorporated by reference herein

(m)

Annual Report for the fiscal year ended March 31, 2005 for Ivy International Growth Fund , filed by EDGAR on September 13, 2005 as Exhibit 17(m) to the Registration Statement on Form N-14 and incorporated by reference herein

(n)

Annual Report for the fiscal year ended March 31, 2005 for Ivy International Fund , filed by EDGAR on September 13, 2005 as Exhibit 17(n) to the Registration Statement on Form N-14 and incorporated by reference herein

	(o)	Form of buck slip

ITEM 17. Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Overland Park and the State of Kansas on the 6th day of December, 2005.

IVY FUNDS
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signatures	Title

/s/Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/Theodore W. Howard	Vice President, Treasurer, Principal Financial Officer
Theodore W. Howard	and Principal Accounting Officer

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James D. Gressett*	Trustee
James D. Gressett

/s/Joseph Harroz, Jr.*	Trustee
Joseph Harroz, Jr.

/s/Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

/s/Michael G. Smith*	Trustee
Michael G. Smith

/s/Edward M. Tighe*	Trustee
Edward M. Tighe

*By: /s/Kristen A. Richards	ATTEST: /s/Megan E. Bray
Kristen A. Richards	Megan E. Bray
Attorney-in-Fact	Assistant Secretary

Index of Exhibits filed with this Registration Statement

Exhibit

Number         Description
(4)	Form of Agreement and Plan of Reorganization by and between Ivy Funds, on behalf of Ivy International Fund, and Ivy Fund, Inc., on behalf of Ivy International Growth Fund (filed as Appendix A to Part A of this registration statement).

(11)	Opinion and Consent of Counsel

(12)	Opinion and Consent of Bell, Boyd & Lloyd LLC on Tax Matters and Consequences to Shareholders with respect to the acquisition of Ivy International Growth Fund by Ivy International Fund

(14)(a)	Consent of Deloitte & Touche, LLP with respect to Ivy Funds

(14)(b)	Consent of Deloitte & Touche, LLP with respect to Ivy Funds, Inc.

(16)	Power of Attorney appointing Henry J. Herrmann, Daniel C. Schulte and Kristen A. Richards as attorneys and agents of Ivy Funds.

(17) (j)	Form of Proxy Card of Ivy International Growth Fund

(17) (o)	Form of buck slip